Quarterly Portfolios of Investments
HARBOR FUNDS AND HARBOR FUNDS II
July 31, 2025

Embark Commodity Strategy Fund (Consolidated)
Embark Small Cap Equity Fund
Harbor Capital Appreciation Fund
Harbor Convertible Securities Fund
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Diversified International All Cap Fund
Harbor International Fund
Harbor International Compounders Fund
Harbor International Core Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund

Table of Contents

Portfolios of Investments
Embark Commodity Strategy Fund (CONSOLIDATED)	1
Embark Small Cap Equity Fund	10
Harbor Capital Appreciation Fund	15
Harbor Convertible Securities Fund	17
Harbor Core Bond Fund	21
Harbor Core Plus Fund	30
Harbor Diversified International All Cap Fund	38
Harbor International Fund	43
Harbor International Compounders Fund	47
Harbor International Core Fund	49
Harbor International Small Cap Fund	55
Harbor Large Cap Value Fund	57
Harbor Mid Cap Fund	59
Harbor Mid Cap Value Fund	61
Harbor Small Cap Growth Fund	64
Harbor Small Cap Value Fund	66
Notes to Portfolios of Investments	68

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Principal Amount, Value, and Cost in Thousands

Corporate Bonds & Notes—11.8%
Principal Amount		Value
AEROSPACE & DEFENSE—0.4%
$7,470	General Electric Co. MTN 4.902% (SOFR + 0.640%) 05/05/2026[1]	$7,483
6,132	RTX Corp. 3.950%—08/16/2025	6,130
		13,613
AUTOMOBILES—0.4%
2,565	General Motors Financial Co., Inc. 5.400%—04/06/2026	2,579
6,545	Toyota Motor Credit Corp. 5.109% (SOFR + 0.770%) 08/07/2026[1]	6,577
2,675	Toyota Motor Credit Corp. MTN 4.794% (SOFR + 0.450%) 04/10/2026[1]	2,678
		11,834
BANKS—3.9%
4,860	Bank of America Corp. 5.700% (SOFR + 1.350%) 09/15/2027[1]	4,914
9,835	Bank of America Corp. MTN 1.197% (SOFR + 1.010%) 10/24/2026[2]	9,757
14,945	Citibank NA 5.054% (SOFR + 0.712%) 11/19/2027[1]	14,980
6,590	Fifth Third Bank NA 5.155% (SOFR + 0.810%) 01/28/2028[1]	6,594
8,650	Goldman Sachs Bank USA 5.092% (SOFR + 0.750%) 05/21/2027[1]	8,674
	JPMorgan Chase & Co.
8,895	5.116% (SOFR + 0.765%) 09/22/2027[1]	8,929
4,415	5.544% (SOFR + 1.200%) 01/23/2028[1]	4,455
		13,384
14,375	Morgan Stanley Bank NA 5.029% (SOFR + 0.685%) 10/15/2027[1]	14,423
9,630	PNC Bank NA 5.074% (SOFR + 0.730%) 07/21/2028[1]	9,658
	State Street Corp.
7,200	4.984% (SOFR + 0.640%) 10/22/2027[1]	7,214
1,810	5.184% (SOFR + 0.845%) 08/03/2026[1]	1,818
		9,032
9,005	Truist Bank 5.115% (SOFR + 0.770%) 07/24/2028[1]	9,024
8,945	Truist Financial Corp. MTN 1.200%—08/05/2025	8,942
	U.S. Bank NA
2,600	5.034% (SOFR + 0.690%) 10/22/2027[1]	2,605
10,000	5.251% (SOFR + 0.910%) 05/15/2028[1]	10,056
		12,661
		122,043
BEVERAGES—0.4%
6,335	Keurig Dr. Pepper, Inc. 4.924% (SOFR + 0.580%) 11/15/2026[1]	6,351
7,089	PepsiCo, Inc. 4.740% (SOFR + 0.400%) 02/13/2026[1]	7,098
		13,449
BIOTECHNOLOGY—0.2%
5,330	Amgen, Inc. 5.507%—03/02/2026	5,330

Corporate Bonds & Notes—Continued
Principal Amount		Value
CAPITAL MARKETS—0.5%
$8,404	Bank of New York Mellon Corp. 5.026% (SOFR + 0.680%) 06/09/2028[1]	$8,445
	Goldman Sachs Group, Inc.
3,030	5.167% (SOFR + 0.820%) 09/10/2027[1]	3,035
2,680	6.199% (SOFR + 1.850%) 03/15/2028[1]	2,728
		5,763
		14,208
COMMERCIAL SERVICES & SUPPLIES—0.2%
5,795	PayPal Holdings, Inc. 5.016% (SOFR + 0.670%) 03/06/2028[1]	5,822
DIVERSIFIED FINANCIAL SERVICES—0.1%
3,020	Mastercard, Inc. 4.789% (SOFR + 0.440%) 03/15/2028[1]	3,027
DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
	AT&T, Inc.
9,545	1.700%—03/25/2026	9,373
4,455	3.875%—01/15/2026	4,436
		13,809
4,125	Verizon Communications, Inc. 1.450%—03/20/2026	4,051
		17,860
ELECTRIC UTILITIES—0.3%
5,375	Georgia Power Co. 4.629% (SOFR + 0.280%) 09/15/2026[1]	5,375
5,038	NextEra Energy Capital Holdings, Inc. 5.141% (SOFR + 0.800%) 02/04/2028[1]	5,082
		10,457
FINANCIAL SERVICES—0.4%
12,090	American Express Co. 5.341% (SOFR + 1.000%) 02/16/2028[1]	12,164
HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
11,510	UnitedHealth Group, Inc. 4.844% (SOFR + 0.500%) 07/15/2026[1]	11,538
INSURANCE—0.8%
8,840	Athene Global Funding 5.177% (SOFR + 0.830%) 01/07/2027[1,3]	8,862
5,100	Marsh & McLennan Cos., Inc. 5.039% (SOFR + 0.700%) 11/08/2027[1]	5,127
	New York Life Global Funding
5,605	4.751% (SOFR + 0.410%) 02/05/2027[1,3]	5,606
6,430	4.925% (SOFR + 0.580%) 08/28/2026[1,3]	6,450
		12,056
		26,045
MACHINERY—0.7%
10,975	Caterpillar Financial Services Corp. MTN 4.861% (SOFR + 0.520%) 05/14/2027[1]	10,995
	John Deere Capital Corp. MTN
8,315	4.787% (SOFR + 0.440%) 03/06/2026[1]	8,325
3,232	4.946% (SOFR + 0.600%) 06/11/2027[1]	3,246
		11,571
		22,566

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
MEDIA—0.2%
$5,280	TCI Communications, Inc. 7.875%—02/15/2026	$5,365
MULTI-UTILITIES—0.2%
5,415	Consolidated Edison Co. of New York, Inc. 4.861% (SOFR + 0.520%) 11/18/2027[1]	5,426
OIL, GAS & CONSUMABLE FUELS—0.2%
7,680	Chevron USA, Inc. 4.704% (SOFR + 0.360%) 02/26/2027[1]	7,695
PHARMACEUTICALS—0.3%
6,830	Bristol-Myers Squibb Co. 4.832% (SOFR + 0.490%) 02/20/2026[1]	6,839
2,730	CVS Health Corp. 5.000%—02/20/2026	2,733
		9,572
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.5%
6,760	Broadcom, Inc. 3.150%—11/15/2025	6,729
8,163	Intel Corp. 4.875%—02/10/2026	8,169
		14,898
SOFTWARE—0.3%
10,141	Oracle Corp. 1.650%—03/25/2026	9,943
SPECIALTY RETAIL—0.4%
4,875	Home Depot, Inc. 4.681% (SOFR + 0.330%) 12/24/2025[1]	4,879
6,130	Walmart, Inc. 4.775% (SOFR + 0.430%) 04/28/2027[1]	6,156
		11,035
TOBACCO—0.2%
7,395	Philip Morris International, Inc. 5.176% (SOFR + 0.830%) 04/28/2028[1]	7,442
WIRELESS TELECOMMUNICATION SERVICES—0.2%
	T-Mobile USA, Inc.
1,120	2.250%—02/15/2026	1,105
6,775	2.625%—04/15/2026	6,683
		7,788
Total Corporate Bonds & Notes (Cost $368,452)		369,120

Short-Term Investments—71.3%

U.S. TREASURY BILLS—71.3%
U.S. Treasury Bills
15,076	4.060%—10/16/2025†	14,941

Short-Term Investments—Continued
Principal Amount		Value
U.S. TREASURY BILLS—Continued
$3,399	4.065%—10/30/2025†	$3,363
136,150	4.070%—10/23/2025†	134,820
21,410	4.071%—10/02/2025†	21,254
24,686	4.075%—09/11/2025†	24,566
51,010	4.077%—09/18/2025†	50,721
35,053	4.085%—09/25/2025†	34,823
43,677	4.090%—11/06/2025†	43,182
55,000	4.100%—09/04/2025-09/18/2025†,4	54,730
5,642	4.105%—11/13/2025†	5,574
31,377	4.115%—08/07/2025-01/22/2026†,4	30,900
22,119	4.120%—08/28/2025-12/26/2025†	21,911
84,200	4.125%—12/04/2025-01/08/2026†,4	82,945
111,800	4.130%—01/15/2026†,4	109,651
35,575	4.135%—09/04/2025†,4	35,432
19,103	4.140%—11/20/2025†,4	18,856
97,000	4.145%—12/11/2025†,4	95,524
14,180	4.150%—12/04/2025-12/11/2025†,4	13,964
3,911	4.151%—12/18/2025†	3,848
169,785	4.155%—08/07/2025-11/28/2025†,4	168,728
113,643	4.157%—09/18/2025†	112,998
5,081	4.158%—12/18/2025†	4,999
22,472	4.162%—08/28/2025†	22,400
80,000	4.165%—10/28/2025†	79,172
65,942	4.180%—08/28/2025†	65,730
42,044	4.185%—08/14/2025†	41,979
50,000	4.204%—10/02/2025†	49,635
3,210	4.207%—09/11/2025†	3,194
28,060	4.209%—08/21/2025†	27,993
49,600	4.210%—11/25/2025†,4	48,925
3,042	4.213%—10/14/2025†	3,016
181,850	4.215%—08/21/2025†	181,416
80,000	4.220%—08/21/2025†	79,809
46,720	4.225%—08/14/2025-10/16/2025†	46,573
33,220	4.226%—10/09/2025†	32,950
32,000	4.227%—10/30/2025†	31,661
110,000	4.235%—08/21/2025-10/30/2025†	109,123
178,665	4.236%—09/09/2025†	177,838
18,100	4.238%—09/18/2025†	17,997
6,400	4.239%—08/21/2025†	6,385
67,520	4.240%—10/02/2025-10/23/2025†	66,948
22,360	4.241%—09/11/2025†	22,251
28,090	4.260%—08/07/2025†,4	28,070
Total Short-Term Investments (Cost $2,231,035)		2,230,795
TOTAL INVESTMENTS—83.1% (Cost $2,599,487)		2,599,915
CASH AND OTHER ASSETS, LESS LIABILITIES—16.9%		530,588
TOTAL NET ASSETS—100.0%		$3,130,503

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS
LONG FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Aluminum Futures	194	08/25	$12,446	$570
Aluminum Futures	384	09/25	24,591	440
Aluminum Futures	338	10/25	21,663	(379)
Aluminum Futures	7	11/25	439	(16)
Brent Crude Futures	325	08/25	23,302	1,138
Brent Crude Futures	2,786	09/25	197,249	10,475
Brent Crude Futures	230	11/25	16,013	1,342
Canola Futures	177	11/25	1,777	5
Cattle Feeder Futures	143	09/25	23,706	52
Cattle Feeder Futures	24	10/25	3,962	(20)
Chicago Ethanol Futures	55	09/25	4,019	(91)
Cocoa Futures	154	09/25	12,841	(1,188)
Cocoa Futures	69	12/25	5,341	623
Coffee C Futures	291	09/25	32,279	(2,083)
Coffee C Futures	429	12/25	46,445	(1,168)
Copper Futures	74	08/25	17,727	175
Copper Futures	378	09/25	52,928	(3,537)
Copper Futures	185	10/25	44,414	(518)
Copper Futures	80	12/25	8,847	(758)
Copper Futures	73	03/26	8,181	(2,106)
Corn Futures	1,007	09/25	19,838	(1,416)
Corn Futures	5,404	12/25	111,795	(4,729)
Corn Futures	268	03/26	5,769	(137)
Cotton No. 2 Futures	541	12/25	18,191	(256)
Dutch TTF Natural Gas Futures	135	11/25	4,235	35
Dutch TTF Natural Gas Futures	397	12/25	12,506	201
ECX Emissions Futures	550	12/25	45,606	1,552
FCOJ-A Futures	94	09/25	3,668	(807)
FCOJ-A Futures	4	01/26	146	8
Gas Oil Low Sulphur Futures	848	09/25	59,318	4,198
Gas Oil Low Sulphur Futures	495	10/25	34,452	178
Gas Oil Low Sulphur Futures	63	01/26	4,212	173
Gold 100 OZ Futures	1,123	12/25	376,048	(6,837)
KC Hard Red Wheat Futures	430	09/25	11,314	(403)
KC Hard Red Wheat Futures	77	12/25	2,097	(81)
Lead Futures	82	08/25	3,976	(86)
Lead Futures	51	09/25	2,489	(45)
Lead Futures	36	10/25	1,769	(45)
Lean Hogs Futures	1,437	10/25	51,488	(1,071)
Lean Hogs Futures	72	12/25	2,354	(10)
Live Cattle Futures	814	10/25	72,658	2,840
Live Cattle Futures	51	12/25	4,568	266
LME Aluminum Futures	65	08/25	4,166	24
LME Aluminum Futures	2,192	09/25	140,500	4,146
LME Aluminum Futures	149	11/25	9,562	415
LME Aluminum Futures	964	12/25	61,910	(742)
LME Aluminum Futures	149	01/26	9,581	(159)

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
LONG FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LME Aluminum Futures	74	02/26	$4,765	$166
LME Copper Futures	69	08/25	16,515	(456)
LME Copper Futures	685	09/25	164,286	8,875
LME Copper Futures	376	12/25	90,569	(604)
LME Lead Futures	602	09/25	29,378	(101)
LME Lead Futures	19	11/25	939	9
LME Lead Futures	254	12/25	12,602	(417)
LME Lead Futures	18	01/26	897	(42)
LME Nickel Futures	565	09/25	50,304	(2,894)
LME Nickel Futures	11	10/25	984	(101)
LME Nickel Futures	36	11/25	3,235	(164)
LME Nickel Futures	245	12/25	22,102	(307)
LME Nickel Futures	45	01/26	4,079	(131)
LME Nickel Futures	5	04/26	458	(6)
LME Tin Futures	26	09/25	4,252	4
LME Zinc Futures	1,042	09/25	71,951	2,238
LME Zinc Futures	12	10/25	829	(41)
LME Zinc Futures	44	11/25	3,043	138
LME Zinc Futures	449	12/25	31,068	(12)
LME Zinc Futures	44	01/26	3,048	8
LME Zinc Futures	1	04/26	69	1
Milling Wheat Futures	857	09/25	9,597	(221)
Natural Gas Futures	1,332	08/25	41,372	(2,885)
Natural Gas Futures	1,204	09/25	38,540	(5,441)
Natural Gas Futures	312	12/25	14,031	(858)
Natural Gas Futures	1,313	02/26	49,776	(6,075)
Nickel Futures	115	08/25	10,186	(570)
Nickel Futures	58	09/25	5,160	(129)
Nickel Futures	114	10/25	10,202	(244)
NY Harbor ULSD Futures	439	08/25	44,176	1,902
NY Harbor ULSD Futures	37	12/25	3,641	146
Phelix DE Base Futures	21	12/25	18,615	149
Platinum Futures	119	10/25	7,730	183
Platinum Futures	159	06/26	3,092	(131)
Rapeseed Futures	79	10/25	2,152	(13)
RBOB Gasoline Futures	397	08/25	36,248	1,947
RBOB Gasoline Futures	48	12/25	3,886	168
Red Wheat Futures	100	09/25	2,889	(239)
Robusta Coffee 10-T Futures	108	09/25	3,673	(962)
SGX Iron Futures	1,205	09/25	12,021	(151)
Silver Futures	485	09/25	89,027	1,103
Silver Futures	42	12/25	7,810	732
Soybean Futures	335	09/25	16,239	(695)
Soybean Futures	1,474	11/25	72,908	(3,099)
Soybean Futures	215	01/26	10,831	(417)
Soybean Meal Futures	1,117	12/25	30,829	(2,817)
Soybean Meal Futures	332	01/26	9,286	(524)

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
LONG FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Soybean Oil Futures	282	09/25	$9,352	$(87)
Soybean Oil Futures	2,105	12/25	69,137	4,120
Soybean Oil Futures	127	01/26	4,180	64
Sugar No. 11 Futures	4,388	09/25	80,353	(2,504)
Sugar No. 11 Futures	286	02/26	5,436	(152)
UK Natural Gas Futures	170	08/25	5,849	175
Wheat Futures	693	09/25	18,131	(924)
Wheat Futures	102	12/25	2,767	(146)
Wheat Futures	51	03/26	1,430	(109)
White Sugar Futures	325	09/25	7,602	78
WTI Crude Oil Futures	389	08/25	26,942	1,066
WTI Crude Oil Futures	265	09/25	18,073	971
WTI Crude Oil Futures	613	10/25	41,267	4,972
Zinc Futures	277	08/25	19,118	562
Zinc Futures	120	09/25	8,280	285
Zinc Futures	287	10/25	19,805	(167)
Total Long Futures Contracts				$ (4,606)

SHORT FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Aluminum Futures	194	08/25	$12,446	$(571)
Aluminum Futures	384	09/25	24,591	(459)
Aluminum Futures	338	10/25	21,665	382
Cocoa Futures	42	09/25	3,138	357
Cocoa Futures	2	12/25	155	8
Copper Futures	74	08/25	17,727	(187)
Copper Futures	90	09/25	21,576	161
Copper Futures	185	10/25	44,415	533
Copper Futures	25	12/25	2,765	728
Dutch TTF Natural Gas Futures	25	08/25	725	(8)
KC Hard Red Wheat Futures	23	12/25	626	13
Lead Futures	82	08/25	3,977	82
Lead Futures	51	09/25	2,489	43
Lead Futures	36	10/25	1,770	43
LME Aluminum Futures	65	08/25	4,166	20
LME Aluminum Futures	1,610	09/25	103,195	(827)
LME Aluminum Futures	149	11/25	9,562	157
LME Aluminum Futures	57	12/25	3,661	96
LME Aluminum Futures	74	02/26	4,765	(14)
LME Copper Futures	69	08/25	16,515	89
LME Copper Futures	571	09/25	136,945	762
LME Copper Futures	122	12/25	29,387	173
LME Lead Futures	489	09/25	23,863	842
LME Lead Futures	19	11/25	939	44
LME Lead Futures	15	12/25	744	11

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
SHORT FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LME Nickel Futures	440	09/25	$39,174	$1,276
LME Nickel Futures	11	10/25	984	73
LME Nickel Futures	36	11/25	3,235	80
LME Nickel Futures	64	12/25	5,773	155
LME Nickel Futures	13	01/26	1,178	7
LME Tin Futures	14	09/25	2,290	(3)
LME Zinc Futures	754	09/25	52,064	(1,492)
LME Zinc Futures	12	10/25	829	53
LME Zinc Futures	44	11/25	3,043	(14)
LME Zinc Futures	9	12/25	623	(25)
Natural Gas Futures	24	08/25	745	119
Natural Gas Futures	583	12/25	26,218	2,505
Nickel Futures	115	08/25	10,186	559
Nickel Futures	58	09/25	5,161	126
Nickel Futures	114	10/25	10,202	239
NY Harbor ULSD Futures	17	09/25	1,707	(6)
Palladium Futures	20	09/25	2,413	(252)
RBOB Gasoline Futures	191	09/25	16,259	(461)
Soybean Meal Futures	15	12/25	414	43
Wheat Futures	313	12/25	8,490	121
WTI Crude Oil Futures	513	09/25	34,987	(1,457)
WTI Crude Oil Futures	173	12/25	11,437	(575)
Zinc Futures	277	08/25	19,118	(562)
Zinc Futures	120	09/25	8,280	(283)
Zinc Futures	287	10/25	19,806	154
Total Short Futures Contracts				$2,858
Total Futures Contracts				$ (1,748)

PURCHASED OPTIONS
PUT PURCHASED OPTIONS
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (000s)	Cost (000s)	Value (000s)
Crude Oil Futures Option	$55.00	08/15/2025	417	$28,915	$252	$21
Crude Oil Futures Option	60.00	08/15/2025	187	12,967	241	26
Crude Oil Futures Option	55.00	09/17/2025	540	36,866	325	184
Total Put Purchased Options					$818	$231

CALL PURCHASED OPTIONS
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (000s)	Cost (000s)	Value (000s)
Soybean Futures Option	$1,050.00	10/24/2025	368	$18,202	$324	$163
Corn Futures Option	450.00	11/21/2025	677	14,005	330	165
Total Call Purchased Options					$654	$328
Total Purchased Options					$1,472	$559

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Macquarie Bank Limited	0.149%	Pay	Macquarie MQCP338E Index[5]	08/29/2025	Monthly	$566,727	$—	$—	$—

OVER-THE-COUNTER (OTC) TOTAL RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Citigroup Global Markets	0.110%	Pay	Bloomberg Commodity 3-Month Forward Total Return Index [6]	10/31/2025	Monthly	$174,102	$—	$—	$—
Citigroup Global Markets	0.240%	Pay	FTSE/Core Commodity CRB 3-Month Forward Total Return Index [7]	02/27/2026	Monthly	29,080	—	—	—
RBC Dominion Securities	0.120%	Pay	Bloomberg Commodity 3-Month Forward Total Return Index [6]	10/31/2025	Monthly	179,846	—	—	—
RBC Dominion Securities	0.290%	Pay	FTSE/Core Commodity CRB 3-Month Forward Total Return Index [7]	02/27/2026	Monthly	28,381	—	—	—
Total Over-the-Counter Total Return Swaps							$—	$—	$—
Total Swaps							$—	$—	$—
FAIR VALUE MEASUREMENTS
As of July 31, 2025 the investments in futures contracts and options (as disclosed in the preceding Futures Contracts and Purchased Options schedules) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

†	Coupon represents yield to maturity
1
Variable or floating rate security; the stated rate represents the rate in effect as of July 31, 2025.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

2	Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
3
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2025, the aggregate value of these securities was $20,918 or 1% of net assets.

4	As of July 31, 2025, all or a portion of this security was restricted as collateral for futures contracts or OTC swaps. The restricted securities had an aggregate value of $104,197.
5	The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of July 31, 2025.

Commodity	Weight
Gold	35.1%
RBOB Gasoline	10.9
GasOil	9.4
Natural Gas (United States)	7.5
Corn	6.9
Coffee	3.8
Heating Oil	3.8
Brent Crude Oil	3.4
Sugar	2.8
Soybeans	2.6
Aluminum	1.9
Cotton	1.9
KC Wheat	1.9
Wheat	1.9
Zinc	1.9
Lean Hogs	1.8
Copper	1.7
Cocoa	0.7
Soybean Oil	0.1

6	The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of July 31, 2025.

Commodity	Weight
Gold	16.8%
Natural Gas	10.8
Brent Crude Oil	6.8
Crude Oil	5.8
Soybeans	5.6
Copper	5.3
Silver	5.1
Corn	4.7
Soybean Oil	4.2
Aluminum	4.0
Live Cattle	3.8
Soybean Meal	3.0
GasOil	2.6
Wheat	2.6
Coffee	2.5
Sugar	2.4
Nickel	2.2
Heating Oil	2.1
Zinc	2.0
RBOB Gasoline	1.9
KC Wheat	1.7
Lean Hogs	1.7
Cotton	1.5
Lead	0.9

The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

7	The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of July 31, 2025.

Commodity	Weight
Crude Oil	24.0%
Live Cattle	6.2
Corn	6.0
Gold	6.0
Aluminum	5.9
Soybeans	5.9
Natural Gas	5.7
Coffee	5.2
Heating Oil	5.2
Cocoa	5.1
RBOB Gasoline	5.1
Cotton	5.0
Sugar	4.9
Copper	4.8
Lean Hogs	1.0
Nickel	1.0
Orange Juice	1.0
Silver	1.0
Wheat	1.0

MTN	Medium Term Note
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.8%
Shares		Value
AEROSPACE & DEFENSE—1.4%
78,637	Archer Aviation, Inc. Class A*	$789
56,680	BWX Technologies, Inc.	8,611
20,129	Hexcel Corp.	1,206
48,949	Karman Holdings, Inc. *	2,531
116,799	Redwire Corp. *	1,669
58,523	Rocket Lab Corp. *	2,687
38,021	V2X, Inc. *	1,802
		19,295
AIR FREIGHT & LOGISTICS—0.2%
46,251	GXO Logistics, Inc. *	2,299
AUTOMOBILE COMPONENTS—1.7%
140,018	Adient PLC *	3,002
36,437	Lear Corp.	3,436
127,453	Modine Manufacturing Co. *	17,150
		23,588
BANKS—4.7%
32,333	Ameris Bancorp	2,210
75,111	Associated Banc-Corp.	1,858
83,480	Bank of NT Butterfield & Son Ltd. (Bermuda)	3,799
22,966	East West Bancorp, Inc.	2,302
4,350	First Citizens BancShares, Inc. Class A	8,677
391,944	First Hawaiian, Inc.	9,505
318,423	First Interstate BancSystem, Inc. Class A	9,167
55,538	Home BancShares, Inc.	1,564
33,115	Independent Bank Corp.	2,105
44,318	International Bancshares Corp.	3,022
48,248	Popular, Inc. (Puerto Rico)	5,528
19,817	Prosperity Bancshares, Inc.	1,320
80,115	Synovus Financial Corp.	3,785
8,620	WaFd, Inc.	251
68,049	Wintrust Financial Corp.	8,709
		63,802
BIOTECHNOLOGY—3.4%
150,964	89bio, Inc. *	1,434
61,483	Ascendis Pharma AS ADR (Denmark)*,1	10,667
110,038	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	938
32,860	Exact Sciences Corp. *	1,543
36,478	Insmed, Inc. *	3,913
54,047	Kiniksa Pharmaceuticals International PLC *	1,635
37,865	Legend Biotech Corp. ADR*,1	1,479
49,364	Merus NV (Netherlands)*	3,270
889,439	MiMedx Group, Inc. *	6,395
35,757	MoonLake Immunotherapeutics *	1,804
45,042	Revolution Medicines, Inc. *	1,679
24,548	Rhythm Pharmaceuticals, Inc. *	2,092
35,791	Soleno Therapeutics, Inc. *	3,095
76,736	Vaxcyte, Inc. *	2,605
78,898	Viking Therapeutics, Inc. *	2,570
29,688	Xenon Pharmaceuticals, Inc. (Canada)*	907
		46,026
BROADLINE RETAIL—0.2%
35,643	Etsy, Inc. *	2,077
BUILDING PRODUCTS—0.7%
5,898	AAON, Inc.	492
4,045	Carlisle Cos., Inc.	1,435
23,243	CSW Industrials, Inc.	6,031
71,751	Tecogen, Inc. *	695
10,395	UFP Industries, Inc.	1,019
		9,672

COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—4.0%
195,495	Artisan Partners Asset Management, Inc. Class A	$8,846
17,772	Cohen & Steers, Inc.	1,307
81,671	Donnelley Financial Solutions, Inc. *	4,325
17,444	Etoro Group Ltd. Class A (Israel)*	1,046
2,730	FactSet Research Systems, Inc.	1,100
8,846	Hamilton Lane, Inc. Class A	1,347
17,899	Houlihan Lokey, Inc.	3,413
4,507	Morningstar, Inc.	1,246
24,223	Perella Weinberg Partners	483
42,992	Stifel Financial Corp.	4,906
248,673	StoneX Group, Inc. *	24,181
205,387	SuRo Capital Corp.	1,744
		53,944
CHEMICALS—2.6%
132,014	Ashland, Inc.	6,807
63,338	Avient Corp.	2,000
180,387	Axalta Coating Systems Ltd. *	5,109
14,649	Cabot Corp.	1,057
1,398,177	Ecovyst, Inc. *	12,038
116,027	Element Solutions, Inc.	2,738
251,480	Olin Corp.	4,763
8,757	Quaker Chemical Corp.	1,002
		35,514
COMMERCIAL SERVICES & SUPPLIES—1.9%
99,296	ACV Auctions, Inc. Class A*	1,411
503,338	BrightView Holdings, Inc. *	8,028
20,211	Brink’s Co.	1,765
42,570	Casella Waste Systems, Inc. Class A*	4,629
48,823	CECO Environmental Corp. *	2,195
31,989	GFL Environmental, Inc.	1,610
149,017	Liquidity Services, Inc. *	3,559
17,515	MillerKnoll, Inc.	332
68,757	Quad/Graphics, Inc.	366
37,196	Tetra Tech, Inc.	1,367
6,882	UniFirst Corp.	1,177
		26,439
COMMUNICATIONS EQUIPMENT—1.3%
31,727	Calix, Inc. *	1,799
50,201	F5, Inc. *	15,734
		17,533
CONSTRUCTION & ENGINEERING—3.9%
177,426	Ameresco, Inc. Class A*	3,002
154,434	Arcosa, Inc.	13,263
31,054	Comfort Systems USA, Inc.	21,840
139,100	Fluor Corp. *	7,897
33,699	Primoris Services Corp.	3,173
4,674	Valmont Industries, Inc.	1,701
70,560	WillScot Holdings Corp.	2,071
		52,947
CONSTRUCTION MATERIALS—0.2%
27,668	Knife River Corp. *	2,282
CONSUMER FINANCE—1.0%
6,489	FirstCash Holdings, Inc.	865
150,563	LendingTree, Inc. *	7,028
192,075	SLM Corp.	6,108
		14,001
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.1%
2,642	Casey’s General Stores, Inc.	1,374
76,514	Maplebear, Inc. *	3,671

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
CONSUMER STAPLES DISTRIBUTION & RETAIL—Continued
82,383	PriceSmart, Inc.	$8,856
96,614	Sprouts Farmers Market, Inc. *	14,641
		28,542
CONTAINERS & PACKAGING—0.5%
328,199	Graphic Packaging Holding Co.	7,338
DISTRIBUTORS—0.1%
4,050	Pool Corp.	1,248
DIVERSIFIED CONSUMER SERVICES—2.5%
93,847	Frontdoor, Inc. *	5,490
19,111	Grand Canyon Education, Inc. *	3,223
667,839	Laureate Education, Inc. *	15,093
9,725	Stride, Inc. *	1,247
265,384	Universal Technical Institute, Inc. *	8,551
		33,604
ELECTRIC UTILITIES—0.3%
87,050	OGE Energy Corp.	3,954
ELECTRICAL EQUIPMENT—2.3%
70,127	Bloom Energy Corp. Class A*	2,622
26,435	Generac Holdings, Inc. *	5,147
135,812	NEXTracker, Inc. Class A*	7,912
22,356	nVent Electric PLC	1,753
22,446	Powell Industries, Inc.	5,322
23,043	Regal Rexnord Corp.	3,523
149,781	Sensata Technologies Holding PLC	4,607
		30,886
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.7%
60,521	Arlo Technologies, Inc. *	980
4,283	Arrow Electronics, Inc. *	497
132,357	Avnet, Inc.	7,007
20,653	Badger Meter, Inc.	3,899
6,370	Celestica, Inc. (Canada)*	1,273
32,384	Cognex Corp.	1,320
8,404	Fabrinet (Thailand)*	2,721
7,212	Littelfuse, Inc.	1,856
59,778	PAR Technology Corp. *	3,633
		23,186
ENERGY EQUIPMENT & SERVICES—1.8%
56,299	Atlas Energy Solutions, Inc.	732
81,462	Expro Group Holdings NV *	878
591,747	NOV, Inc.	7,444
801,869	Select Water Solutions, Inc.	7,722
136,356	Tidewater, Inc. *	6,819
8,747	Weatherford International PLC	495
		24,090
ENTERTAINMENT—1.6%
160,049	Atlanta Braves Holdings, Inc. Class C*	7,132
1,090,474	Lionsgate Studios Corp. *	6,456
35,912	Madison Square Garden Sports Corp. *	7,258
56,868	Starz Entertainment Corp. *	827
		21,673
FINANCIAL SERVICES—1.9%
67,958	Euronet Worldwide, Inc. *	6,604
23,198	HA Sustainable Infrastructure Capital, Inc.	602
8,616	Jack Henry & Associates, Inc.	1,463
131,510	Shift4 Payments, Inc. Class A*	13,546
24,953	WEX, Inc. *	4,234
		26,449

COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—0.9%
23,238	Ingredion, Inc.	$3,057
1,395,908	SunOpta, Inc. (Canada)*	8,138
36,363	Vital Farms, Inc. *	1,352
		12,547
GAS UTILITIES—0.3%
37,309	Brookfield Infrastructure Corp. Class A (Canada)	1,456
11,535	Chesapeake Utilities Corp.	1,383
72,636	MDU Resources Group, Inc.	1,253
		4,092
GROUND TRANSPORTATION—1.5%
45,436	Landstar System, Inc.	6,060
8,149	Saia, Inc. *	2,463
216,077	U-Haul Holding Co.	11,236
		19,759
HEALTH CARE EQUIPMENT & SUPPLIES—3.8%
29,868	Glaukos Corp. *	2,571
23,497	iRhythm Technologies, Inc. *	3,294
154,748	Lantheus Holdings, Inc. *	11,016
16,825	LeMaitre Vascular, Inc.	1,367
75,125	LivaNova PLC *	3,170
20,054	Masimo Corp. *	3,084
1,022,639	Neogen Corp. *	4,755
297,628	OrthoPediatrics Corp. *	6,167
306,973	Owlet, Inc. *	2,241
44,476	PROCEPT BioRobotics Corp. *	2,158
437,139	SI-BONE, Inc. *	7,444
47,707	Solventum Corp. *	3,404
6,670	STERIS PLC	1,511
		52,182
HEALTH CARE PROVIDERS & SERVICES—3.6%
447,040	AdaptHealth Corp. *	4,010
66,369	Addus HomeCare Corp. *	7,087
52,557	Centene Corp. *	1,370
3,037	Chemed Corp.	1,252
37,889	Encompass Health Corp.	4,172
12,476	Ensign Group, Inc.	1,871
27,359	GeneDx Holdings Corp. *	2,789
36,060	HealthEquity, Inc. *	3,498
68,576	Option Care Health, Inc. *	2,013
8,153	Quest Diagnostics, Inc.	1,365
325,912	RadNet, Inc. *	17,837
16,528	U.S. Physical Therapy, Inc.	1,209
		48,473
HEALTH CARE REITS—0.7%
21,466	CareTrust REIT, Inc.	682
360,261	Sila Realty Trust, Inc.	8,805
		9,487
HEALTH CARE TECHNOLOGY—0.5%
254,629	HealthStream, Inc.	6,661
HOTEL & RESORT REITS—0.4%
55,951	Ryman Hospitality Properties, Inc.	5,319
HOTELS, RESTAURANTS & LEISURE—3.1%
33,730	Brinker International, Inc. *	5,316
12,984	Churchill Downs, Inc.	1,390
3,226	Domino’s Pizza, Inc.	1,494
345,574	Genius Sports Ltd. (United Kingdom)*	3,888
91,771	Lindblad Expeditions Holdings, Inc. *	1,097
62,607	Marriott Vacations Worldwide Corp.	4,662
290,646	Norwegian Cruise Line Holdings Ltd. *	7,429

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
430,299	Penn Entertainment, Inc. *	$7,771
245,625	Sweetgreen, Inc. Class A*	3,164
15,235	Texas Roadhouse, Inc.	2,820
27,779	Travel & Leisure Co.	1,646
4,958	Wingstop, Inc.	1,871
		42,548
HOUSEHOLD DURABLES—2.3%
18,078	Cavco Industries, Inc. *	7,298
75,409	Champion Homes, Inc. *	4,592
164,764	Green Brick Partners, Inc. *	10,206
53,620	SharkNinja, Inc. *	6,225
8,633	TopBuild Corp. *	3,198
		31,519
INDUSTRIAL REITS—0.1%
24,040	Terreno Realty Corp.	1,334
INSURANCE—3.2%
73,163	Assured Guaranty Ltd.	6,188
51,523	Baldwin Insurance Group, Inc. *	1,898
105,668	First American Financial Corp.	6,345
28,696	Global Indemnity Group LLC Class A	883
37,967	Horace Mann Educators Corp.	1,615
62,294	Kemper Corp.	3,837
2,495	Kinsale Capital Group, Inc.	1,099
24,497	Palomar Holdings, Inc. *	3,246
15,505	Primerica, Inc.	4,119
335,729	SiriusPoint Ltd. (Sweden)*	6,584
82,906	Skyward Specialty Insurance Group, Inc. *	4,193
2,255	White Mountains Insurance Group Ltd.	4,031
		44,038
IT SERVICES—1.0%
111,250	ASGN, Inc. *	5,578
200,401	Hackett Group, Inc.	4,687
58,895	Kyndryl Holdings, Inc. *	2,225
8,666	Wix.com Ltd. (Israel)*	1,179
		13,669
LEISURE PRODUCTS—0.9%
19,856	Brunswick Corp.	1,157
709,638	Topgolf Callaway Brands Corp. *	6,564
139,968	YETI Holdings, Inc. *	5,143
		12,864
LIFE SCIENCES TOOLS & SERVICES—0.1%
6,849	Bio-Rad Laboratories, Inc. Class A*	1,657
MACHINERY—3.4%
36,671	Alamo Group, Inc.	8,162
29,106	Atmus Filtration Technologies, Inc.	1,132
279,423	Douglas Dynamics, Inc.	7,991
18,422	Greenbrier Cos., Inc.	838
1,505,276	Hillman Solutions Corp. *	11,877
30,764	ITT, Inc.	5,229
25,939	Miller Industries, Inc.	1,057
44,023	Mueller Water Products, Inc. Class A	1,090
6,195	Nordson Corp.	1,327
6,929	SPX Technologies, Inc. *	1,264
7,130	Standex International Corp.	1,175
16,610	Stanley Black & Decker, Inc.	1,124
57,129	Timken Co.	4,347
		46,613
MARINE TRANSPORTATION—0.8%
384,790	Global Ship Lease, Inc. Class A (United Kingdom)	10,974

COMMON STOCKS—Continued
Shares		Value
MEDIA—2.3%
444,252	Magnite, Inc. *	$10,222
328,959	National CineMedia, Inc.	1,582
23,192	New York Times Co. Class A	1,204
8,141	Nexstar Media Group, Inc.	1,523
199,783	Nexxen International Ltd. (Israel)*	2,054
123,449	NIQ Global Intelligence PLC *	2,276
159,185	PubMatic, Inc. Class A*	1,912
1,506,885	Stagwell, Inc. *	8,635
199,088	TechTarget, Inc. *	1,441
		30,849
METALS & MINING—0.7%
29,099	Carpenter Technology Corp.	7,257
5,130	Reliance, Inc.	1,488
7,193	Royal Gold, Inc.	1,089
		9,834
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.4%
378,336	Ellington Financial, Inc.	4,801
MULTI-UTILITIES—0.2%
51,297	Avista Corp.	1,914
15,738	Black Hills Corp.	909
		2,823
OIL, GAS & CONSUMABLE FUELS—2.8%
122,164	APA Corp.	2,356
381,785	Baytex Energy Corp. (Canada)	813
236,653	Berry Corp.	715
118,795	Civitas Resources, Inc.	3,607
33,719	Crescent Energy Co. Class A	312
13,300	DT Midstream, Inc.	1,366
679,788	Kosmos Energy Ltd. (Ghana)*	1,462
28,212	Matador Resources Co.	1,407
139,622	Murphy Oil Corp.	3,464
123,019	Northern Oil & Gas, Inc.	3,464
24,462	Ovintiv, Inc.	1,007
368,788	Par Pacific Holdings, Inc. *	11,573
294,154	Vitesse Energy, Inc.	7,039
		38,585
PERSONAL CARE PRODUCTS—0.5%
45,362	elf Beauty, Inc. *	5,497
34,068	Herbalife Ltd. *	314
19,581	Oddity Tech Ltd. Class A (Israel)*	1,372
		7,183
PHARMACEUTICALS—0.9%
578,971	Elanco Animal Health, Inc. *	7,920
38,127	LENZ Therapeutics, Inc. *	1,135
50,677	Perrigo Co. PLC	1,352
99,906	SIGA Technologies, Inc.	660
12,598	Verona Pharma PLC ADR (United Kingdom)*,1	1,324
		12,391
PROFESSIONAL SERVICES—3.0%
13,574	Booz Allen Hamilton Holding Corp.	1,457
25,583	Concentrix Corp.	1,330
192,409	Franklin Covey Co. *	3,792
112,147	Insperity, Inc.	6,682
709,399	Legalzoom.com, Inc. *	6,378
44,833	ManpowerGroup, Inc.	1,849
60,728	Maximus, Inc.	4,485
169,220	Spire Global, Inc. *	1,697
13,822	TransUnion	1,316
483,452	Verra Mobility Corp. *	12,212
		41,198

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.0%
7,240	FirstService Corp. (Canada)	$1,428
24,617	Jones Lang LaSalle, Inc. *	6,655
145,352	Marcus & Millichap, Inc.	4,529
31,814	RMR Group, Inc. Class A	511
227,237	Seritage Growth Properties Class A*	725
		13,848
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.0%
103,375	Axcelis Technologies, Inc. *	6,997
26,970	Credo Technology Group Holding Ltd. *	3,009
123,141	FormFactor, Inc. *	3,498
2,307,751	indie Semiconductor, Inc. Class A (China)*	9,023
34,539	Kulicke & Soffa Industries, Inc. (Singapore)	1,132
31,982	Lattice Semiconductor Corp. *	1,594
74,908	MKS, Inc.	7,130
17,636	Onto Innovation, Inc. *	1,671
26,077	Power Integrations, Inc.	1,265
47,447	Rambus, Inc. *	3,508
157,406	Semtech Corp. *	8,043
166,015	Silicon Motion Technology Corp. ADR (Taiwan)[1]	12,707
306,301	Ultra Clean Holdings, Inc. *	6,898
9,142	Universal Display Corp.	1,320
		67,795
SOFTWARE—8.0%
630,138	A10 Networks, Inc.	11,607
62,649	ACI Worldwide, Inc. *	2,666
72,460	Alkami Technology, Inc. *	1,615
55,162	AvePoint, Inc. *	1,053
28,162	Bentley Systems, Inc. Class B	1,633
20,955	Blackbaud, Inc. *	1,413
101,996	Braze, Inc. Class A*	2,843
180,764	Cellebrite DI Ltd. (Israel)*	2,527
52,730	Clear Secure, Inc. Class A	1,551
30,763	Commvault Systems, Inc. *	5,843
191,128	Core Scientific, Inc. *	2,588
9,280	Descartes Systems Group, Inc. (Canada)*	981
1,758,127	Digital Turbine, Inc. *	9,582
86,405	Dynatrace, Inc. *	4,546
337,530	I3 Verticals, Inc. Class A*	9,444
30,055	InterDigital, Inc.	7,760
644,584	NCR Voyix Corp. *	8,779
748,596	Porch Group, Inc. *	9,447
51,188	Procore Technologies, Inc. *	3,667
222,395	Rapid7, Inc. *	4,697
87,845	Riot Platforms, Inc. *	1,178
213,045	Tenable Holdings, Inc. *	6,670
310,178	Viant Technology, Inc. Class A*	4,498
139,693	Weave Communications, Inc. *	1,020

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
48,257	Zeta Global Holdings Corp. Class A*	$755
		108,363
SPECIALTY RETAIL—1.5%
25,693	Abercrombie & Fitch Co. Class A*	2,467
504,651	Arhaus, Inc. *	4,421
16,594	Boot Barn Holdings, Inc. *	2,853
7,188	Dick’s Sporting Goods, Inc.	1,520
12,369	Lithia Motors, Inc.	3,562
78,104	ODP Corp. *	1,393
34,388	Sonic Automotive, Inc. Class A	2,488
42,221	Warby Parker, Inc. Class A*	1,011
		19,715
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.1%
34,931	IonQ, Inc. *	1,393
TEXTILES, APPAREL & LUXURY GOODS—0.5%
70,574	Birkenstock Holding PLC (Germany)*	3,535
153,145	Steven Madden Ltd.	3,676
		7,211
TRADING COMPANIES & DISTRIBUTORS—3.3%
102,521	Air Lease Corp.	5,680
11,351	Applied Industrial Technologies, Inc.	3,082
108,725	BlueLinx Holdings, Inc. *	7,966
109,648	FTAI Aviation Ltd.	15,089
15,738	GMS, Inc. *	1,725
632,162	NPK International, Inc. *	5,702
49,015	Rush Enterprises, Inc. Class A	2,654
10,869	WESCO International, Inc.	2,249
		44,147
TOTAL COMMON STOCKS (Cost $1,204,664)		1,344,261

EXCHANGE-TRADED FUNDS—0.3%

(Cost $3,504)
CAPITAL MARKETS—0.3%
22,727	iShares Russell 2000 Value ETF	3,645
TOTAL INVESTMENTS—99.1% (Cost $1,208,168)		1,347,906
CASH AND OTHER ASSETS, LESS LIABILITIES—0.9%		12,033
TOTAL NET ASSETS—100%		$1,359,939

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.0%
Shares		Value
AEROSPACE & DEFENSE—4.6%
197,032	Axon Enterprise, Inc. *	$148,856
3,040,977	Boeing Co. *	674,610
1,831,954	General Electric Co.	496,606
		1,320,072
AUTOMOBILES—1.7%
1,615,912	Tesla, Inc. *	498,137
BIOTECHNOLOGY—1.9%
1,170,252	Vertex Pharmaceuticals, Inc. *	534,653
BROADLINE RETAIL—8.8%
9,702,868	Amazon.com, Inc. *	2,271,538
112,540	MercadoLibre, Inc. (Brazil)*	267,158
		2,538,696
CAPITAL MARKETS—1.8%
232,120	Goldman Sachs Group, Inc.	167,960
683,269	KKR & Co., Inc.	100,154
603,594	LPL Financial Holdings, Inc.	238,860
		506,974
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.4%
612,797	Costco Wholesale Corp.	575,808
4,221,013	Walmart, Inc.	413,575
		989,383
ELECTRIC UTILITIES—1.6%
1,322,786	Constellation Energy Corp.	460,118
ENTERTAINMENT—6.6%
897,294	Netflix, Inc. *	1,040,322
493,012	Spotify Technology SA *	308,892
4,639,291	Walt Disney Co.	552,586
		1,901,800
FINANCIAL SERVICES—5.5%
1,441,918	Mastercard, Inc. Class A	816,803
2,967,773	Toast, Inc. Class A*	144,946
1,777,455	Visa, Inc. Class A	614,058
		1,575,807
GROUND TRANSPORTATION—1.1%
3,476,373	Uber Technologies, Inc. *	305,052
HEALTH CARE EQUIPMENT & SUPPLIES—3.2%
1,370,267	Boston Scientific Corp. *	143,768
2,671,807	Dexcom, Inc. *	215,802
3,574,212	Edwards Lifesciences Corp. *	283,471
573,386	Intuitive Surgical, Inc. *	275,850
		918,891
HOTELS, RESTAURANTS & LEISURE—2.3%
1,032,875	Airbnb, Inc. Class A*	136,763
644,779	Cava Group, Inc. *	56,747
1,295,922	Hilton Worldwide Holdings, Inc.	347,411
1,211,100	Starbucks Corp.	107,981
		648,902

COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—9.8%
2,952,634	Alphabet, Inc. Class A	$566,610
2,932,110	Alphabet, Inc. Class C	565,487
2,191,887	Meta Platforms, Inc. Class A	1,695,293
		2,827,390
IT SERVICES—2.0%
1,801,744	Shopify, Inc. Class A (Canada)*	220,191
1,591,759	Snowflake, Inc. Class A*	355,758
		575,949
MEDIA—1.1%
3,532,437	Trade Desk, Inc. Class A*	307,181
PHARMACEUTICALS—2.4%
924,607	Eli Lilly & Co.	684,274
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—19.2%
890,925	Advanced Micro Devices, Inc. *	157,079
5,446,168	Broadcom, Inc.	1,599,540
18,572,928	NVIDIA Corp.	3,303,567
1,454,719	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	351,489
711,242	Texas Instruments, Inc.	128,777
		5,540,452
SOFTWARE—14.1%
76,024	AppLovin Corp. Class A*	29,703
1,822,176	Cadence Design Systems, Inc. *	664,311
1,012,525	Crowdstrike Holdings, Inc. Class A*	460,263
1,228,504	Datadog, Inc. Class A*	171,966
216,372	HubSpot, Inc. *	112,438
4,039,960	Microsoft Corp.	2,155,319
507,130	ServiceNow, Inc. *	478,284
		4,072,284
SPECIALTY RETAIL—1.8%
2,772,511	Industria de Diseno Textil SA (Spain)	132,434
2,700,210	O’Reilly Automotive, Inc. *	265,485
1,000,587	TJX Cos., Inc.	124,603
		522,522
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—4.8%
6,663,584	Apple, Inc.	1,383,160
TEXTILES, APPAREL & LUXURY GOODS—1.3%
597,343	adidas AG (Germany)	114,170
3,386,466	NIKE, Inc. Class B	252,935
		367,105
TOTAL COMMON STOCKS (Cost $10,174,543)		28,478,802
TOTAL INVESTMENTS—99.0% (Cost $10,174,543)		28,478,802
CASH AND OTHER ASSETS, LESS LIABILITIES—1.0%		299,453
TOTAL NET ASSETS—100%		$28,778,255

⬤

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
As of July 31, 2025, the investments in adidas AG and Industria de Diseno Textil SA (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Principal Amount, Value, and Cost in Thousands

Convertible Bonds—83.7%
Principal Amount		Value
AEROSPACE & DEFENSE—2.0%
$100	AeroVironment, Inc. 0.000%—07/15/2030[1]	$112
50	Rocket Lab USA, Inc. 4.250%—02/01/2029[2]	449
		561
AUTOMOBILES—2.0%
200	Lucid Group, Inc. 5.000%—04/01/2030[2]	205
	Rivian Automotive, Inc.
300	3.625%—10/15/2030	260
100	4.625%—03/15/2029	99
		359
		564
BIOTECHNOLOGY—3.9%
200	Bridgebio Pharma, Inc. 2.250%—02/01/2029	193
300	Guardant Health, Inc. 0.000%—11/15/2027[1]	268
300	Halozyme Therapeutics, Inc. 0.250%—03/01/2027	311
100	Ionis Pharmaceuticals, Inc. 1.750%—06/15/2028	110
100	Novavax, Inc. 5.000%—12/15/2027	103
100	Travere Therapeutics, Inc. 2.250%—03/01/2029	97
		1,082
COMMERCIAL SERVICES & SUPPLIES—1.9%
300	Block, Inc. 0.250%—11/01/2027	271
100	Stride, Inc. 1.125%—09/01/2027	248
		519
CONSTRUCTION & ENGINEERING—0.8%
100	Granite Construction, Inc. 3.750%—05/15/2028	210
CONSUMER FINANCE—0.9%
200	Upstart Holdings, Inc. 1.000%—11/15/2030[2]	237
DIVERSIFIED FINANCIAL SERVICES—1.2%
100	Encore Capital Group, Inc. 4.000%—03/15/2029	93
200	WisdomTree, Inc. 3.250%—08/15/2029[2]	251
		344
DIVERSIFIED REITS—1.3%
200	Welltower OP LLC 2.750%—05/15/2028[2]	348
DIVERSIFIED TELECOMMUNICATION SERVICES—1.7%
100	A10 Networks, Inc. 2.750%—04/01/2030[2]	105
100	Applied Digital Corp. 2.750%—06/01/2030[2]	157

Convertible Bonds—Continued
Principal Amount		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
$200	AST SpaceMobile, Inc. 2.375%—10/15/2032[2]	$210
		472
ELECTRIC UTILITIES—5.8%
100	Alliant Energy Corp. 3.250%—05/30/2028[2]	102
300	CenterPoint Energy, Inc. 4.250%—08/15/2026	334
400	Duke Energy Corp. 4.125%—04/15/2026	429
100	FirstEnergy Corp. 3.625%—01/15/2029[2]	103
100	PPL Capital Funding, Inc. 2.875%—03/15/2028	112
	Southern Co.
300	3.250%—06/15/2028[2]	303
100	4.500%—06/15/2027	112
		415
100	WEC Energy Group, Inc. 4.375%—06/01/2029	119
		1,614
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.8%
100	Itron, Inc. 0.000%—03/15/2026[1]	108
	Lumentum Holdings, Inc.
100	0.500%—12/15/2026	127
300	0.500%—06/15/2028	331
		458
100	Mirion Technologies, Inc. 0.250%—06/01/2030[2]	118
100	Vishay Intertechnology, Inc. 2.250%—09/15/2030	92
		776
ENERGY EQUIPMENT & SERVICES—1.4%
200	Array Technologies, Inc. 1.000%—12/01/2028	162
100	Eos Energy Enterprises, Inc. 6.750%—06/15/2030[2]	128
100	Sunrun, Inc. 4.000%—03/01/2030	92
		382
ENTERTAINMENT—1.5%
300	DraftKings Holdings, Inc. 0.000%—03/15/2028[1]	273
100	Live Nation Entertainment, Inc. 3.125%—01/15/2029	151
		424
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.3%
200	Blackstone Mortgage Trust, Inc. 5.500%—03/15/2027	197
200	PennyMac Corp. 5.500%—03/15/2026	198
100	Starwood Property Trust, Inc. 6.750%—07/15/2027	106

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Convertible Bonds—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—Continued
$100	Ventas Realty LP 3.750%—06/01/2026	$124
		625
FINANCIAL SERVICES—2.4%
100	Bread Financial Holdings, Inc. 4.250%—06/15/2028	178
200	Coinbase Global, Inc. 0.500%—06/01/2026	239
100	SoFi Technologies, Inc. 1.250%—03/15/2029[2]	247
		664
GROUND TRANSPORTATION—1.3%
	Uber Technologies, Inc.
200	0.000%—05/15/2028[1,2]	223
100	0.875%—12/01/2028	137
		360
		360
HEALTH CARE PROVIDERS & SERVICES—3.4%
100	Alphatec Holdings, Inc. 0.750%—03/15/2030[2]	99
300	Exact Sciences Corp. 1.750%—04/15/2031[2]	266
300	Haemonetics Corp. 0.000%—03/01/2026[1]	292
100	iRhythm Technologies, Inc. 1.500%—09/01/2029	122
100	TransMedics Group, Inc. 1.500%—06/01/2028	148
		927
HOTELS, RESTAURANTS & LEISURE—0.8%
100	Carnival Corp. 5.750%—12/01/2027	231
INTERACTIVE MEDIA & SERVICES—1.6%
	Snap, Inc.
200	0.125%—03/01/2028	176
200	0.500%—05/01/2030	176
		352
100	Upwork, Inc. 0.250%—08/15/2026	95
		447
INTERNET & CATALOG RETAIL—5.9%
100	Airbnb, Inc. 0.000%—03/15/2026[1]	97
300	DoorDash, Inc. 0.000%—05/15/2030[1,2]	326
100	Etsy, Inc. 0.125%—10/01/2026	99
300	Expedia Group, Inc. 0.000%—02/15/2026[1]	297
100	Groupon, Inc. 6.250%—03/15/2027[2]	133
300	Hims & Hers Health, Inc. 0.000%—05/15/2030[1,2]	372
100	Lyft, Inc. 0.625%—03/01/2029	103

Convertible Bonds—Continued
Principal Amount		Value
INTERNET & CATALOG RETAIL—Continued
$200	Okta, Inc. 0.375%—06/15/2026	$193
		1,620
IT SERVICES—4.1%
	Akamai Technologies, Inc.
100	0.250%—05/15/2033[2]	101
100	1.125%—02/15/2029	94
		195
300	Rubrik, Inc. 0.000%—06/15/2030[1,2]	322
100	Seagate HDD Cayman 3.500%—06/01/2028	194
300	Super Micro Computer, Inc. 3.500%—03/01/2029	335
100	Zscaler, Inc. 0.000%—07/15/2028[1,2]	98
		1,144
LEISURE PRODUCTS—1.2%
	NCL Corp. Ltd.
200	1.125%—02/15/2027	211
100	2.500%—02/15/2027	106
		317
		317
MACHINERY—2.3%
100	Axon Enterprise, Inc. 0.500%—12/15/2027	331
100	Bloom Energy Corp. 3.000%—06/01/2028	210
100	JBT Marel Corp. 0.250%—05/15/2026	102
		643
MEDIA—0.5%
100	Liberty Media Corp. 2.375%—09/30/2053[2]	151
METALS & MINING—1.4%
100	MP Materials Corp. 3.000%—03/01/2030[2]	293
100	Xometry, Inc. 1.000%—02/01/2027	101
		394
OIL, GAS & CONSUMABLE FUELS—1.9%
100	Centrus Energy Corp. 2.250%—11/01/2030[2]	239
100	Solaris Energy Infrastructure, Inc. 4.750%—05/01/2030	150
100	UGI Corp. 5.000%—06/01/2028	137
		526
PASSENGER AIRLINES—0.4%
100	JetBlue Airways Corp. 0.500%—04/01/2026	97

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Convertible Bonds—Continued
Principal Amount		Value
PHARMACEUTICALS—1.7%
$100	Dexcom, Inc. 0.375%—05/15/2028	$93
200	Herbalife Ltd. 4.250%—06/15/2028	187
200	Pacira BioSciences, Inc. 2.125%—05/15/2029	189
		469
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.6%
100	MACOM Technology Solutions Holdings, Inc. 0.250%—03/15/2026	167
SOFTWARE—18.9%
100	Bandwidth, Inc. 0.500%—04/01/2028	84
	Bentley Systems, Inc.
100	0.125%—01/15/2026	103
100	0.375%—07/01/2027	96
		199
200	Box, Inc. 1.500%—09/15/2029[2]	201
100	Cerence, Inc. 1.500%—07/01/2028	76
100	Cleanspark, Inc. 0.010%—06/15/2030[1,2]	103
300	Cloudflare, Inc. 0.000%—08/15/2026[1]	369
100	Confluent, Inc. 0.000%—01/15/2027[1]	94
100	Dayforce, Inc. 0.250%—03/15/2026	97
100	DigitalOcean Holdings, Inc. 0.000%—12/01/2026[1]	94
300	Dropbox, Inc. 0.000%—03/01/2026[1]	295
100	Evolent Health, Inc. 3.500%—12/01/2029	83
100	Five9, Inc. 1.000%—03/15/2029	88
200	Guidewire Software, Inc. 1.250%—11/01/2029[2]	230
200	Life360, Inc. 0.000%—06/01/2030[1,2]	236
200	MARA Holdings, Inc. 0.000%—03/01/2030[1,2]	182
	MicroStrategy, Inc.
300	0.000%—12/01/2029[1,2]	288
400	0.000%—03/01/2030[1,2]	470
200	0.875%—03/15/2031	375
100	2.250%—06/15/2032	214
		1,347
100	Nutanix, Inc. 0.250%—10/01/2027	140
100	PagerDuty, Inc. 1.500%—10/15/2028	96
200	Porch Group, Inc. 6.750%—10/01/2028[2]	198
100	Q2 Holdings, Inc. 0.750%—06/01/2026	110

Convertible Bonds—Continued
Principal Amount		Value
SOFTWARE—Continued
	Snowflake, Inc.
$200	0.000%—10/01/2027[1,2]	$304
100	0.000%—10/01/2029[1,2]	155
		459
200	Unity Software, Inc. 0.000%—03/15/2030[1,2]	244
200	Verint Systems, Inc. 0.250%—04/15/2026	195
		5,220
SPECIALTY RETAIL—2.7%
200	Cheesecake Factory, Inc. 2.000%—03/15/2030[2]	220
200	Cracker Barrel Old Country Store, Inc. 1.750%—09/15/2030[2]	217
300	GameStop Corp. 0.000%—04/01/2030[1,2]	307
		744
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.8%
100	Western Digital Corp. 3.000%—11/15/2028	215
WATER UTILITIES—1.1%
300	American Water Capital Corp. 3.625%—06/15/2026	303
WIRELESS TELECOMMUNICATION SERVICES—1.2%
100	InterDigital, Inc. 3.500%—06/01/2027	336
Total Convertible Bonds (Cost $20,612)		23,133

Convertible Preferred Stocks—14.7%
Shares
AEROSPACE & DEFENSE—2.8%
11,016	Boeing Co.—6.000%	779
BANKS—2.8%
100	Bank of America Corp.—7.250%	122
550	Wells Fargo & Co.—7.500%	651
		773
CAPITAL MARKETS—1.1%
5,355	KKR & Co., Inc.—6.250%	308
CHEMICALS—0.2%
2,000	Albemarle Corp.—7.250%	68
ELECTRIC UTILITIES—1.7%
600	NextEra Energy, Inc.—7.234%	27
6,637	NextEra Energy, Inc.—7.299%	319
3,240	PG&E Corp.—6.000%	123
		469
FINANCIAL SERVICES—2.6%
5,425	AMG Capital Trust II—5.150%	316
2,700	Apollo Global Management, Inc.—6.750%	206

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Convertible Preferred Stocks—Continued
Shares		Value
FINANCIAL SERVICES—Continued
1,591	Shift4 Payments, Inc.—6.000%	$187
		709
HEALTH CARE PROVIDERS & SERVICES—0.5%
1,800	BrightSpring Health Services, Inc.—6.750%	130
OIL, GAS & CONSUMABLE FUELS—1.3%
7,200	El Paso Energy Capital Trust I—4.750%	354
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.7%
3,274	Microchip Technology, Inc.—7.500%	206
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.7%
3,119	Hewlett Packard Enterprise Co.—7.625%	187

Convertible Preferred Stocks—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—0.3%
1,265	QXO, Inc.*—5.500%	$73
Total Convertible Preferred Stocks (Cost $3,898)		4,056
TOTAL INVESTMENTS—98.4% (Cost $24,510)		27,189
CASH AND OTHER ASSETS, LESS LIABILITIES—1.6%		432
TOTAL NET ASSETS—100.0%		$27,621

FAIR VALUE MEASUREMENTS
As of July 31, 2025, the investments in Convertible Preferred Stocks (as disclosed in the preceding Portfolio of Investments) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Zero coupon bond
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2025, the aggregate value of these securities was $8,941 or 32% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Principal Amount, Value, and Cost in Thousands

Asset-Backed Securities—13.2%
Principal Amount		Value
$1,932	AIMCO CLO 14 Ltd. Series 2021-14A Cl. A 5.577% (3 Month USD Term SOFR + 1.252%) 04/20/2034[1,2]	$1,937
385	Aligned Data Centers Issuer LLC Series 2021-1A Cl. A2 1.937%—08/15/2046[1]	372
514	American Tower Trust I 5.490%—03/15/2053[1]	521
	AMSR Trust
782	Series 2022-SFR3 Cl. A 4.000%—10/17/2039[1]	771
7,154	Series 2024-SFR1 Cl. A 4.290%—07/17/2041[1,3]	7,021
		7,792
1,120	Apidos CLO XLVII Ltd. Series 2024-47A Cl. A1 5.814% (3 Month USD Term SOFR + 1.500%) 04/26/2037[1,2]	1,124
	Avis Budget Rental Car Funding AESOP LLC
2,500	Series 2024-3A Cl. A 5.230%—12/20/2030[1]	2,554
1,513	Series 2024-1A Cl. A 5.360%—06/20/2030[1]	1,551
		4,105
	CIFC Funding Ltd.
5,816	Series 2014-4RA Cl. A1A2 5.312% (3 Month USD Term SOFR + 0.990%) 01/17/2035[1,2]	5,806
1,630	Series 2022-1A Cl. A 5.642% (3 Month USD Term SOFR + 1.320%) 04/17/2035[1,2]	1,634
188	Series 2018-3A Cl. A 5.691% (3 Month USD Term SOFR + 1.362%) 07/18/2031[1,2]	188
1,548	Series 2024-3A Cl. A1 5.805% (3 Month USD Term SOFR + 1.480%) 07/21/2037[1,2]	1,552
497	Series 2023-3A Cl. A 5.925% (3 Month USD Term SOFR + 1.600%) 01/20/2037[1,2]	499
		9,679
1,286	Citizens Auto Receivables Trust Series 2024-1 Cl. A3 5.110%—04/17/2028[1]	1,291
4,344	Compass Datacenters Issuer III LLC Series 2025-3A Cl. A2 5.286%—07/25/2050[1]	4,352
	DB Master Finance LLC
2,287	Series 2021-1A Cl. A2I 2.045%—11/20/2051[1]	2,203
1,855	Series 2017-1A Cl. A2II 4.030%—11/20/2047[1]	1,819
		4,022
2,428	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	2,268
2,976	Elmwood CLO 30 Ltd. Series 2024-6A Cl. A 5.752% (3 Month USD Term SOFR + 1.430%) 07/17/2037[1,2]	2,987

Asset-Backed Securities—Continued
Principal Amount		Value
$3,172	Elmwood CLO 31 Ltd. Series 2024-7A Cl. A1 5.672% (3 Month USD Term SOFR + 1.350%) 07/17/2037[1,2]	$3,181
4,199	Elmwood CLO 39 Ltd. Series 2025-2A Cl. A1 5.424% (3 Month USD Term SOFR + 1.140%) 04/17/2038[1,2]	4,200
1,078	Enterprise Fleet Financing LLC Series 2024-1 Cl. A2 5.230%—03/20/2030[1]	1,085
	FirstKey Homes Trust
316	Series 2020-SFR2 Cl. A 1.266%—10/19/2037[1]	313
345	Series 2021-SFR1 Cl. A 1.538%—08/17/2038[1]	334
		647
1,000	Ford Credit Auto Owner Trust Series 2023-2 Cl. A 5.280%—02/15/2036[1]	1,026
2,200	GM Financial Automobile Leasing Trust Series 2024-1 Cl. A3 5.090%—03/22/2027	2,205
	GM Financial Consumer Automobile Receivables Trust
288	Series 2022-3 Cl. A4 3.710%—12/16/2027	286
1,204	Series 2024-1 Cl. A3 4.850%—12/18/2028	1,209
		1,495
	GMF Floorplan Owner Revolving Trust
3,710	Series 2024-2A Cl. A 5.060%—03/15/2031[1]	3,787
2,081	Series 2023-2 Cl. A 5.340%—06/15/2030[1]	2,138
		5,925
5,324	Golub Capital Partners CLO 62B Ltd. Series 2022-62A Cl. AR 5.688% (3 Month USD Term SOFR + 1.370%) 10/15/2037[1,2]	5,341
	Home Partners of America Trust
220	Series 2020-2 Cl. A 1.532%—01/17/2041[1]	199
161	Series 2022-1 Cl. A 3.930%—04/17/2039[1]	159
		358
2,000	Kubota Credit Owner Trust Series 2024-1A Cl. A3 5.190%—07/17/2028[1]	2,023
362	Mercedes-Benz Auto Receivables Trust Series 2022-1 Cl. A4 5.250%—02/15/2029	365
	Navient Private Education Refi Loan Trust
77	Series 2021-A Cl. A 0.840%—05/15/2069[1]	70
177	Series 2021-BA Cl. A 0.940%—07/15/2069[1]	161
		231

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
	NextGear Floorplan Master Owner Trust
$3,147	Series 2024-1A Cl. A2 5.120%—03/15/2029[1]	$3,182
1,087	Series 2023-1A Cl. A2 5.740%—03/15/2028[1]	1,094
		4,276
	Palmer Square CLO Ltd.
7,611	Series 2021-4A Cl. A1R 5.592% (3 Month USD Term SOFR + 1.320%) 07/15/2038[1,2]	7,630
3,427	Series 2022-4A Cl. A1R 5.675% (3 Month USD Term SOFR + 1.350%) 10/20/2037[1,2]	3,439
1,105	Series 2024-1A Cl. A 5.818% (3 Month USD Term SOFR + 1.500%) 04/15/2037[1,2]	1,109
360	Series 2020-3A Cl. A1R2 5.976% (3 Month USD Term SOFR + 1.650%) 11/15/2036[1,2]	362
		12,540
47	Palmer Square Loan Funding Ltd. Series 2022-2A Cl. A1 5.588% (3 Month USD Term SOFR + 1.270%) 10/15/2030[1,2]	47
	PFS Financing Corp.
2,129	Series 2024-B Cl. A 4.950%—02/15/2029[1]	2,145
2,833	Series 2024-D Cl. A 5.340%—04/15/2029[1]	2,874
522	Series 2023-A Cl. A 5.800%—03/15/2028[1]	526
		5,545
2,047	Planet Fitness Master Issuer LLC Series 2024-1A Cl. A2I 5.765%—06/05/2054[1]	2,071
	Progress Residential Trust
1,081	Series 2022-SFR2 Cl. A 2.950%—04/17/2027[1]	1,049
6,662	Series 2024-SFR3 Cl. A 3.000%—06/17/2041[1]	6,252
5,926	Series 2024-SFR4 Cl. A 3.100%—07/17/2041[1]	5,578
		12,879
	SBA Small Business Investment Cos.
4,200	Series 2025-10A Cl. 1 4.963%—03/10/2035	4,229
4,037	Series 2024-10A Cl. 1 5.035%—03/10/2034	4,090
1,425	Series 2023-10A Cl. 1 5.168%—03/10/2033	1,441
6,123	Series 2023-10B Cl. 1 5.688%—09/10/2033	6,326
		16,086
	SBA Tower Trust
500	1.631%—05/15/2051[1]	481
705	2.593%—10/15/2056[1]	612
6,531	4.831%—10/15/2029[1]	6,501
1,578	6.599%—11/15/2052[1]	1,618
		9,212

Asset-Backed Securities—Continued
Principal Amount		Value
$4,727	SBNA Auto Lease Trust Series 2024-B Cl. A3 5.560%—11/22/2027[1]	$4,752
1,281	SFS Auto Receivables Securitization Trust Series 2024-1A Cl. A3 4.950%—05/21/2029[1]	1,286
162	Store Master Funding I-VII & XIV Series 2019-1 Cl. A1 2.820%—11/20/2049[1]	157
	Subway Funding LLC
3,970	Series 2024-1A Cl. A2I 6.028%—07/30/2054[1]	4,028
5,047	Series 2024-1A Cl. A2II 6.268%—07/30/2054[1]	5,149
		9,177
	Taco Bell Funding LLC
2,555	Series 2021-1A Cl. A2I 1.946%—08/25/2051[1]	2,438
614	Series 2021-1A Cl. A2II 2.294%—08/25/2051[1]	558
		2,996
	Tricon Residential Trust
3,059	Series 2024-SFR3 Cl. A 4.500%—08/17/2041[1]	3,027
5,190	Series 2024-SFR2 Cl. A 4.750%—06/17/2040[1]	5,190
5,750	Series 2023-SFR2 Cl. A 5.000%—12/17/2040[1]	5,742
		13,959
	U.S. Small Business Administration
47	Series 2012-20C Cl. 1 2.510%—03/01/2032	44
81	Series 2017-20H Cl. 1 2.750%—08/01/2037	75
133	Series 2014-20K Cl. 1 2.800%—11/01/2034	125
139	Series 2015-20H Cl. 1 2.820%—08/01/2035	130
149	Series 2018-20B Cl. 1 3.220%—02/01/2038	139
269	Series 2023-25B Cl. 1 4.610%—02/01/2048	264
977	Series 2023-25A Cl. 1 4.910%—01/01/2048	975
3,001	Series 2024-25C Cl. 1 4.970%—03/01/2049	3,002
6,127	Series 2024-25K Cl. 1 5.010%—11/01/2049	6,109
1,173	Series 2024-25A Cl. 1 5.050%—01/01/2049	1,173
3,760	Series 2024-25B Cl. 1 5.070%—02/01/2049	3,776
985	Series 2022-25K Cl. 1 5.130%—11/01/2047	992
2,410	Series 2023-25H Cl. 1 5.150%—08/01/2048	2,428
1,762	Series 2023-25L Cl. 1 5.280%—12/01/2048	1,800
4,290	Series 2024-25D Cl. 1 5.380%—04/01/2049	4,372

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
$485	Series 2023-25I Cl. 1 5.410%—09/01/2048	$495
1,099	Series 2023-25K Cl. 1 5.710%—11/01/2048	1,139
		27,038
	Wendy’s Funding LLC
196	Series 2021-1A Cl. A2I 2.370%—06/15/2051[1]	180
960	Series 2021-1A Cl. A2II 2.775%—06/15/2051[1]	846
430	Series 2019-1A Cl. A2I 3.783%—06/15/2049[1]	424
3,189	Series 2019-1A Cl. A2II 4.080%—06/15/2049[1]	3,069
		4,519
Total Asset-Backed Securities (Cost $193,203)		195,072

Collateralized Mortgage Obligations—7.6%

4,092	ARES Trust Series 2025-IND3 Cl. A 5.842% (1 Month USD Term SOFR + 1.500%) 04/15/2042[1,2]	4,103
	Bank
7,490	Series 2021-BN35 Cl. A4 2.031%—06/15/2064	6,484
709	Series 2017-BNK6 Cl. A5 3.518%—07/15/2060	694
		7,178
	Bank5
6,513	Series 2023-5YR1 Cl. A3 6.260%—04/15/2056[2]	6,744
5,563	Series 2023-5YR3 Cl. A3 6.724%—09/15/2056[2]	5,869
		12,613
	BBCMS Mortgage Trust
4,623	Series 2024-C26 Cl. A5 5.829%—05/15/2057	4,881
3,466	Series 2024-5C25 Cl. A3 5.946%—03/15/2057	3,602
6,382	Series 2024-5C27 Cl. A3 6.014%—07/15/2057	6,667
		15,150
	Benchmark Mortgage Trust
387	Series 2021-B26 Cl. A3 2.391%—06/15/2054	359
2,440	Series 2024-V5 Cl. A3 5.805%—01/10/2057	2,525
700	Series 2023-V2 Cl. A3 5.812%—05/15/2055[2]	720
4,944	Series 2024-V6 Cl. A3 5.926%—03/15/2057	5,132
		8,736
4,000	BMARK Trust Series 2023-V4 Cl. A3 6.841%—11/15/2056[2]	4,236
549	BMO Mortgage Trust Series 2023-C7 Cl. A5 6.160%—12/15/2056	585

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
	BX Commercial Mortgage Trust
$1,359	Series 2021-VOLT Cl. A 5.156% (1 Month USD Term SOFR + 0.814%) 09/15/2036[1,2]	$1,357
2,508	Series 2024-XL5 Cl. A 5.734% (1 Month USD Term SOFR + 1.392%) 03/15/2041[1,2]	2,516
203	Series 2023-XL3 Cl. A 6.103% (1 Month USD Term SOFR + 1.761%) 12/09/2040[1,2]	204
		4,077
	BX Trust
2,699	Series 2022-CLS Cl. A 5.760%—10/13/2027[1]	2,720
4,125	Series 2025-VLT6 Cl. A 5.785% (1 Month USD Term SOFR + 1.443%) 03/15/2042[1,2]	4,129
		6,849
1,676	Citigroup Commercial Mortgage Trust Series 2016-C2 Cl. A3 2.575%—08/10/2049	1,648
3,565	Citigroup Mortgage Loan Trust Series 2025-1 Cl. A8 5.500%—01/25/2055[1,2]	3,562
	COMM Mortgage Trust
379	Series 2016-COR1 Cl. A3 2.826%—10/10/2049	373
2,253	Series 2016-CR28 Cl. A4 3.762%—02/10/2049	2,243
		2,616
135	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust Series 2019-2 Cl. MA 3.500%—08/26/2058	129
3,160	FIVE Mortgage Trust Series 2023-V1 Cl. A3 5.668%—02/10/2056[2]	3,221
550	GS Mortgage Securities Trust Series 2016-GS3 Cl. A4 2.850%—10/10/2049	537
89	GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ4 Cl. A2 3.000%—01/25/2051[1,2]	77
4,833	GS Mortgage-Backed Securities Trust Series 2025-PJ7 Cl. A5 5.500%—12/25/2055[1,2]	4,831
	JP Morgan Mortgage Trust
3,722	Series 2025-2 Cl. A4A 5.500%—07/25/2055[1,2]	3,723
4,062	Series 2025-4 Cl. A4A 5.500%—11/25/2055[1,2]	4,068
1,409	Series 2024-4 Cl. A4A 6.000%—10/25/2054[1,2]	1,415
1,824	Series 2024-5 Cl. A4 6.000%—11/25/2054[1,2]	1,838
		11,044
	Morgan Stanley Bank of America Merrill Lynch Trust
2,446	Series 2016-C29 Cl. A3 3.058%—05/15/2049	2,428

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$502	Series 2015-C22 Cl. A4 3.306%—04/15/2048	$495
516	Series 2015-C26 Cl. A5 3.531%—10/15/2048	514
		3,437
	Morgan Stanley Capital I Trust
2,564	Series 2016-UB11 Cl. A4 2.782%—08/15/2049	2,508
3,144	Series 2016-UBS9 Cl. A4 3.594%—03/15/2049	3,114
		5,622
39	PSMC Trust Series 2020-2 Cl. A2 3.000%—05/25/2050[1,2]	34
	Sequoia Mortgage Trust
3,589	Series 2025-6 Cl. A11 5.500%—07/25/2055[1,2]	3,589
1,684	Series 2024-5 Cl. A5 6.000%—06/25/2054[1,2]	1,691
		5,280
332	Tricon American Homes Series 2020-SFR1 Cl. A 1.499%—07/17/2038[1]	323
368	UBS Commercial Mortgage Trust Series 2018-C13 Cl. ASB 4.241%—10/15/2051	365
	Wells Fargo Commercial Mortgage Trust
2,167	Series 2021-C60 Cl. A4 2.342%—08/15/2054	1,888
4,092	Series 2018-C45 Cl. A4 4.184%—06/15/2051	4,035
		5,923
Total Collateralized Mortgage Obligations (Cost $111,383)		112,176

Corporate Bonds & Notes—31.1%

AEROSPACE & DEFENSE—0.6%
5,475	BAE Systems PLC 3.400%—04/15/2030[1]	5,222
2,100	L3Harris Technologies, Inc. 5.500%—08/15/2054	2,028
235	Lockheed Martin Corp. 4.700%—05/15/2046	209
1,558	Northrop Grumman Corp. 5.250%—05/01/2050	1,464
		8,923
AUTOMOBILES—1.7%
635	BMW U.S. Capital LLC 3.450%—04/01/2027[1]	625
2,929	Cummins, Inc. 5.300%—05/09/2035	2,967
6,186	Ford Motor Credit Co. LLC 2.900%—02/16/2028-02/10/2029	5,679
	General Motors Financial Co., Inc.
1,157	2.400%—10/15/2028	1,081
971	4.300%—04/06/2029	954
2,750	5.750%—02/08/2031	2,829
		4,864

Corporate Bonds & Notes—Continued
Principal Amount		Value
AUTOMOBILES—Continued
	Hyundai Capital America
$4,231	4.550%—09/26/2029[1]	$4,197
1,203	5.300%—06/24/2029[1]	1,224
		5,421
	Volkswagen Group of America Finance LLC
2,795	4.600%—06/08/2029[1]	2,762
3,338	4.750%—11/13/2028[1]	3,323
		6,085
		25,641
BANKS—5.4%
	Bank of America Corp.
8,962	2.572%—10/20/2032[4]	7,900
2,322	3.311%—04/22/2042[4]	1,775
		9,675
3,940	Bank of America Corp. MTN 4.948%—07/22/2028[4]	3,976
	Barclays PLC
2,100	5.690%—03/12/2030[4]	2,168
2,335	6.490%—09/13/2029[4]	2,460
		4,628
6,563	BNP Paribas SA 4.400%—08/14/2028[1]	6,538
	Citigroup, Inc.
2,359	3.520%—10/27/2028[4]	2,308
3,329	4.412%—03/31/2031[4]	3,291
3,874	4.542%—09/19/2030[4]	3,859
		9,458
8,509	HSBC Holdings PLC 5.130%—03/03/2031[4]	8,630
	ING Groep NV
2,460	5.335%—03/19/2030[4]	2,522
3,000	6.114%—09/11/2034[4]	3,187
		5,709
	JPMorgan Chase & Co.
6,340	4.203%—07/23/2029[4]	6,299
250	4.493%—03/24/2031[4]	249
3,130	5.336%—01/23/2035[4]	3,201
		9,749
	Lloyds Banking Group PLC
5,003	5.087%—11/26/2028[4]	5,058
1,145	5.679%—01/05/2035[4]	1,176
		6,234
2,425	Mitsubishi UFJ Financial Group, Inc. 5.017%—07/20/2028[4]	2,449
418	National Securities Clearing Corp. 5.000%—05/30/2028[1]	426
2,340	Toronto-Dominion Bank 1.950%—01/12/2027	2,262
5,216	Truist Financial Corp. MTN 5.711%—01/24/2035[4]	5,399

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
BANKS—Continued
	U.S. Bancorp
$3,315	4.839%—02/01/2034[4]	$3,274
1,544	5.678%—01/23/2035[4]	1,601
		4,875
		80,008
CAPITAL MARKETS—2.6%
300	Bank of New York Mellon Corp. MTN 5.802%—10/25/2028[4]	309
	Blackstone Holdings Finance Co. LLC
495	2.550%—03/30/2032[1]	428
173	2.800%—09/30/2050[1]	105
856	3.500%—09/10/2049[1]	601
2,515	6.200%—04/22/2033[1]	2,694
		3,828
5,784	Blackstone Reg Finance Co. LLC 5.000%—12/06/2034	5,722
	Brookfield Finance, Inc.
326	2.724%—04/15/2031	294
1,490	3.900%—01/25/2028	1,469
		1,763
7,905	Goldman Sachs Group, Inc. 3.800%—03/15/2030	7,694
54	KKR Group Finance Co. II LLC 5.500%—02/01/2043[1]	52
170	KKR Group Finance Co. III LLC 5.125%—06/01/2044[1]	157
3,640	KKR Group Finance Co. VI LLC 3.750%—07/01/2029[1]	3,540
	Macquarie Group Ltd.
493	1.340%—01/12/2027[1,4]	486
2,861	5.033%—01/15/2030[1,4]	2,896
1,695	6.255%—12/07/2034[1,4]	1,827
		5,209
3,710	Morgan Stanley 2.943%—01/21/2033[4]	3,316
6,666	Morgan Stanley MTN 3.622%—04/01/2031[4]	6,387
		37,977
COMMERCIAL SERVICES & SUPPLIES—0.6%
3,438	Ashtead Capital, Inc. 5.800%—04/15/2034[1]	3,532
300	Moody’s Corp. 3.250%—05/20/2050	200
5,540	Rentokil Terminix Funding LLC 5.000%—04/28/2030[1]	5,567
		9,299
COMMUNICATIONS EQUIPMENT—0.2%
2,339	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%—09/20/2029[1]	2,348
CONTAINERS & PACKAGING—0.2%
3,807	Sonoco Products Co. 5.000%—09/01/2034	3,703

Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—1.8%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
$906	3.000%—10/29/2028	$863
1,662	5.100%—01/19/2029	1,689
6,300	6.450%—04/15/2027	6,482
		9,034
2,905	Air Lease Corp. 1.875%—08/15/2026	2,825
	Aviation Capital Group LLC
4,948	4.800%—10/24/2030[1]	4,901
2,235	6.375%—07/15/2030[1]	2,370
		7,271
1,921	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.340%—01/30/2032	1,648
	Capital One Financial Corp.
435	4.927%—05/10/2028[4]	438
813	5.468%—02/01/2029[4]	830
4,397	6.051%—02/01/2035[4]	4,582
		5,850
		26,628
DIVERSIFIED REITS—0.2%
3,410	Healthpeak OP LLC 1.350%—02/01/2027	3,255
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
	AT&T, Inc.
240	2.300%—06/01/2027	231
1,302	3.650%—09/15/2059	867
		1,098
	Verizon Communications, Inc.
5,240	2.355%—03/15/2032	4,506
162	4.500%—08/10/2033	157
		4,663
		5,761
ELECTRIC UTILITIES—3.3%
	Berkshire Hathaway Energy Co.
7,190	4.450%—01/15/2049	5,966
275	6.125%—04/01/2036	294
		6,260
2,730	Consumers Securitization Funding LLC 5.210%—09/01/2031	2,792
	Dominion Energy, Inc.
785	3.375%—04/01/2030	746
1,150	5.250%—08/01/2033	1,159
		1,905
	DTE Energy Co.
2,306	4.875%—06/01/2028	2,331
2,769	5.850%—06/01/2034	2,899
		5,230
2,785	Duke Energy Florida LLC 3.800%—07/15/2028	2,758

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
ELECTRIC UTILITIES—Continued
	Eversource Energy
$1,080	2.900%—03/01/2027	$1,052
5,295	5.450%—03/01/2028	5,415
		6,467
	Exelon Corp.
5,615	4.450%—04/15/2046	4,649
62	4.700%—04/15/2050	52
243	5.100%—06/15/2045	221
		4,922
1,670	Florida Power & Light Co. 2.450%—02/03/2032	1,473
5,857	Niagara Mohawk Power Corp. 5.996%—07/03/2055[1]	5,863
	Northern States Power Co.
158	4.500%—06/01/2052	134
4,085	6.250%—06/01/2036	4,467
		4,601
308	Southern Co. 4.250%—07/01/2036	281
5,397	Virginia Power Fuel Securitization LLC 4.877%—05/01/2033	5,460
		48,012
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—0.3%
1,879	Agree LP 4.800%—10/01/2032	1,863
115	Alexandria Real Estate Equities, Inc. 4.750%—04/15/2035	110
2,645	Simon Property Group LP 5.500%—03/08/2033	2,757
		4,730
FINANCIAL SERVICES—0.8%
	American Express Co.
4,168	5.016%—04/25/2031[4]	4,244
322	5.043%—05/01/2034[4]	325
		4,569
198	Berkshire Hathaway Finance Corp. 3.850%—03/15/2052	151
	PNC Financial Services Group, Inc.
1,160	5.068%—01/24/2034[4]	1,164
2,571	5.354%—12/02/2028[4]	2,624
3,095	5.676%—01/22/2035[4]	3,212
163	6.875%—10/20/2034[4]	182
		7,182
		11,902
HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
5,789	UnitedHealth Group, Inc. 5.300%—06/15/2035	5,852
HEALTH CARE PROVIDERS & SERVICES—0.7%
853	Cigna Group 3.400%—03/01/2027	840
	CVS Pass-Through Trust
141	5.773%—01/10/2033[1]	141

Corporate Bonds & Notes—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
$47	5.880%—01/10/2028	$47
725	8.353%—07/10/2031[1]	783
		971
425	Elevance Health, Inc. 4.750%—02/15/2033	419
	Health Care Service Corp. A Mutual Legal Reserve Co.
2,700	2.200%—06/01/2030[1]	2,410
4,642	5.200%—06/15/2029[1]	4,730
		7,140
590	PeaceHealth Obligated Group 1.375%—11/15/2025	583
		9,953
INDUSTRIAL CONGLOMERATES—0.3%
2,631	Ashtead Capital, Inc. 5.500%—08/11/2032[1]	2,667
2,025	Textron, Inc. 5.500%—05/15/2035	2,052
		4,719
INSURANCE—2.5%
	AIA Group Ltd.
419	3.600%—04/09/2029[1]	409
3,680	5.375%—04/05/2034[1]	3,755
		4,164
442	Arthur J Gallagher & Co. 5.550%—02/15/2055	417
4,555	Brown & Brown, Inc. 5.250%—06/23/2032	4,610
6,550	Corebridge Global Funding 5.200%—01/12/2029[1]	6,671
	GA Global Funding Trust
2,490	5.200%—12/09/2031[1]	2,492
5,786	5.500%—01/08/2029-04/01/2032[1]	5,894
		8,386
530	Liberty Mutual Group, Inc. 4.569%—02/01/2029[1]	530
	Massachusetts Mutual Life Insurance Co.
1,143	3.375%—04/15/2050[1]	772
160	5.672%—12/01/2052[1]	155
		927
	Metropolitan Life Global Funding I
2,827	3.300%—03/21/2029[1]	2,720
3,495	4.850%—01/08/2029[1]	3,556
		6,276
3,605	Peachtree Corners Funding Trust II 6.012%—05/15/2035[1]	3,734
1,374	Prudential Funding Asia PLC 3.625%—03/24/2032	1,280
		36,995
INTERNET & CATALOG RETAIL—0.1%
2,423	Amazon.com, Inc. 4.100%—04/13/2062	1,898

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
IT SERVICES—0.2%
$2,466	Genpact Luxembourg SARL/Genpact USA, Inc. 6.000%—06/04/2029	$2,547
MACHINERY—0.4%
6,004	Nordson Corp. 4.500%—12/15/2029	5,969
MEDIA—0.5%
1,883	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	1,947
360	Comcast Corp. 2.350%—01/15/2027	350
	Cox Communications, Inc.
400	1.800%—10/01/2030[1]	342
1,495	3.350%—09/15/2026[1]	1,473
3,795	5.700%—06/15/2033[1]	3,822
		5,637
		7,934
MULTI-UTILITIES—0.0%
	PG&E Wildfire Recovery Funding LLC
392	3.594%—06/01/2032	384
240	4.022%—06/01/2033	238
183	4.722%—06/01/2039	178
		800
OIL, GAS & CONSUMABLE FUELS—2.2%
7,835	Columbia Pipelines Operating Co. LLC 6.036%—11/15/2033[1]	8,239
	ConocoPhillips Co.
878	5.500%—01/15/2055	829
961	5.550%—03/15/2054	915
		1,744
3,880	Diamondback Energy, Inc. 5.150%—01/30/2030	3,952
	Energy Transfer LP
1,450	5.550%—05/15/2034	1,463
2,688	5.750%—02/15/2033	2,784
		4,247
1,259	Kinder Morgan, Inc. 5.850%—06/01/2035	1,301
1,787	Northern Natural Gas Co. 5.625%—02/01/2054[1]	1,708
474	Occidental Petroleum Corp. 0.000%—10/10/2036[5]	273
5,563	Schlumberger Holdings Corp. 3.900%—05/17/2028[1]	5,503
	Southern Co. Gas Capital Corp.
230	1.750%—01/15/2031	198
4,779	4.950%—09/15/2034	4,730
		4,928
		31,895
PASSENGER AIRLINES—0.1%
220	Air Canada Pass-Through Trust 3.600%—09/15/2028[1]	215
276	Delta Air Lines Pass-Through Trust 3.625%—01/30/2029	271

Corporate Bonds & Notes—Continued
Principal Amount		Value
PASSENGER AIRLINES—Continued
	United Airlines Pass-Through Trust
$171	3.100%—01/07/2030	$163
667	4.000%—10/11/2027	664
		827
		1,313
PROFESSIONAL SERVICES—0.4%
	Verisk Analytics, Inc.
741	3.625%—05/15/2050	526
4,100	5.250%—06/05/2034	4,170
1,100	5.750%—04/01/2033	1,152
		5,848
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.1%
808	CBRE Services, Inc. 4.800%—06/15/2030	813
ROAD & RAIL—0.6%
	Canadian Pacific Railway Co.
1,429	4.200%—11/15/2069	1,072
190	6.125%—09/15/2115	193
		1,265
2,430	JB Hunt Transport Services, Inc. 4.900%—03/15/2030	2,465
155	Norfolk Southern Corp. 4.837%—10/01/2041	142
4,716	Ryder System, Inc. MTN 5.250%—06/01/2028	4,822
		8,694
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.5%
	Broadcom, Inc.
3,574	4.000%—04/15/2029[1]	3,520
4,394	5.200%—07/15/2035	4,416
		7,936
5,393	Foundry JV Holdco LLC 6.250%—01/25/2035[1]	5,624
	NXP BV/NXP Funding LLC/NXP USA, Inc.
4,140	2.500%—05/11/2031	3,656
1,230	3.150%—05/01/2027	1,202
3,185	4.300%—06/18/2029	3,153
		8,011
		21,571
SOFTWARE—0.8%
4,534	AppLovin Corp. 5.125%—12/01/2029	4,590
1,222	Constellation Software, Inc. 5.461%—02/16/2034[1]	1,239
	Oracle Corp.
2,681	3.950%—03/25/2051	1,949
3,317	5.250%—02/03/2032	3,388
		5,337
		11,166
SPECIALTY RETAIL—0.9%
	Lowe’s Cos., Inc.
3,997	3.000%—10/15/2050	2,480
77	3.700%—04/15/2046	57

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
SPECIALTY RETAIL—Continued
$199	5.000%—04/15/2040	$185
697	5.625%—04/15/2053	667
		3,389
9,192	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.550%—05/01/2028[1]	9,412
		12,801
TRADING COMPANIES & DISTRIBUTORS—0.3%
4,590	Ferguson Finance PLC 3.250%—06/02/2030[1]	4,297
WIRELESS TELECOMMUNICATION SERVICES—1.0%
	Rogers Communications, Inc.
3,260	3.200%—03/15/2027	3,193
2,441	3.800%—03/15/2032	2,276
257	5.450%—10/01/2043	241
		5,710
	T-Mobile USA, Inc.
3,131	5.050%—07/15/2033	3,137
3,238	5.150%—04/15/2034	3,259
2,745	5.875%—11/15/2055	2,739
		9,135
		14,845
Total Corporate Bonds & Notes (Cost $452,679)		458,097

Mortgage Pass-Through—23.9%

	Federal Home Loan Mortgage Corp.
7,686	2.000%—06/01/2050-01/01/2051	6,067
48,957	2.500%—08/01/2035-05/01/2052	41,626
24,431	3.000%—01/01/2033-08/01/2050	21,729
16,311	3.500%—09/01/2033-04/01/2050	15,250
20,489	4.000%—12/01/2037-07/01/2049	19,273
15,719	4.500%—10/01/2048-05/01/2053	15,182
14,582	5.000%—11/01/2049-01/01/2055	14,380
23,994	5.500%—12/01/2052-03/01/2054	24,187
87	6.672% (USD IBOR Consumer Cash Fallback 12-month + 1.595%) 06/01/2047[2]	90
		157,784
	Federal National Mortgage Association
8,163	2.000%—08/01/2050-02/01/2052	6,498
49,324	2.500%—01/01/2032-04/01/2052	41,768
27,805	3.000%—02/01/2034-12/01/2051	25,126
17,991	3.500%—05/01/2035-05/01/2052	16,629
17,254	4.000%—03/01/2038-07/01/2052	16,184
15,414	4.500%—05/01/2046-08/01/2052	14,909
21,963	5.000%—06/01/2050-06/01/2054	21,657
8,686	5.500%—11/01/2052-10/01/2053	8,722
101	6.713% (Fed 12 Month Treasury Average Constant Maturity Treasury + 2.313%) 12/01/2036[2]	104
		151,597
2,370	Federal National Mortgage Association REMICS Series 2024-20 Cl. CA 5.500%—01/25/2047	2,374
	Government National Mortgage Association
7,560	2.000%—02/20/2052	6,110
17,985	2.500%—01/20/2051-09/20/2051	15,147

Mortgage Pass-Through—Continued
Principal Amount		Value
$7,190	3.500%—05/20/2052	$6,487
7,298	4.000%—09/20/2041-08/20/2052	6,788
682	4.500%—01/15/2042-08/20/2047	658
		35,190
	Government National Mortgage Association REMICS
2,791	Series 2012-140 Cl. JD 1.750%—01/20/2041	2,676
2,033	Series 2013-70 Cl. AE 1.750%—11/20/2040	1,934
		4,610
Total Mortgage Pass-Through (Cost $355,045)		351,555

Municipal Bonds—0.5%

1,380	City of New York 5.935%—02/01/2055	1,431
435	Empire State Development Corp. 5.770%—03/15/2039	447
145	Metropolitan Water Reclamation District of Greater Chicago 5.720%—12/01/2038	149
2,515	New Hampshire Health & Education Facilities Authority Act 5.040%—11/01/2034	2,490
440	New York City Transitional Finance Authority Future Tax Secured Revenue 3.950%—08/01/2032	424
510	Sales Tax Securitization Corp. 4.637%—01/01/2040	486
300	State of California 7.500%—04/01/2034	348
2,058	Texas Natural Gas Securitization Finance Corp. 5.102%—04/01/2035	2,099
Total Municipal Bonds (Cost $7,889)		7,874

U.S. Government Obligations—22.4%

	U.S. Treasury Bonds
75,660	4.250%—02/15/2054-08/15/2054	68,046
24,410	4.375%—08/15/2043	23,017
69,828	4.500%—02/15/2044	66,723
40,472	4.625%—05/15/2044-02/15/2055	39,122
		196,908
7,534	U.S. Treasury Inflation-Indexed Notes[6] 0.125%—01/15/2030	7,121
	U.S. Treasury Notes
17,889	3.750%—08/15/2027	17,825
68,855	4.000%—02/28/2030-05/31/2030	69,040

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
U.S. Government Obligations—Continued
Principal Amount		Value
$3,429	4.125%—11/15/2027	$3,444
35,684	4.250%—11/15/2034-05/15/2035	35,398
		125,707
Total U.S. Government Obligations (Cost $337,937)		329,736
TOTAL INVESTMENTS—98.7% (Cost $1,458,136)		1,454,510
CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		19,240
TOTAL NET ASSETS—100.0%		$1,473,750

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2025, the aggregate value of these securities was $336,560 or 23% of net assets.
2
Variable or floating rate security; the stated rate represents the rate in effect as of July 31, 2025.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3
Step coupon security; the stated rate represents the rate in effect as of July 31, 2025.
4
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
5
Zero coupon bond
6
Inflation-protected securities are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
CLO
Collateralized Loan Obligation
MTN
Medium Term Note
REMICS
Real Estate Mortgage Investment Conduits
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Principal Amount, Value, and Cost in Thousands

Asset-Backed Securities—12.5%
Principal Amount		Value
$3,582	Aligned Data Centers Issuer LLC Series 2021-1A Cl. A2 1.937%—08/15/2046[1]	$3,464
	AMSR Trust
3,072	Series 2024-SFR2 Cl. A 4.150%—11/17/2041[1]	3,001
5,305	Series 2024-SFR1 Cl. A 4.290%—07/17/2041[1,2]	5,206
		8,207
2,944	Apidos CLO XLVIII Ltd. Series 2024-48A Cl. A1 5.758% (3 Month USD Term SOFR + 1.440%) 07/25/2037[1,3]	2,954
370	Applebee’s Funding LLC/IHOP Funding LLC Series 2025-1A Cl. A2 6.720%—06/07/2055[1]	369
3,702	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A Cl. A 5.360%—06/20/2030[1]	3,795
5,940	Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Cl. A1R3 5.415% (3 Month USD Term SOFR + 1.090%) 04/20/2034[1,3]	5,953
5,976	CIFC Funding Ltd. Series 2023-3A Cl. A 5.925% (3 Month USD Term SOFR + 1.600%) 01/20/2037[1,3]	5,997
2,205	DB Master Finance LLC Series 2021-1A Cl. A2II 2.493%—11/20/2051[1]	2,041
3,740	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	3,494
6,801	FirstKey Homes Trust Series 2021-SFR1 Cl. A 1.538%—08/17/2038[1]	6,581
3,425	Flatiron CLO 26 Ltd. Series 2024-4A Cl. A 5.648% (3 Month USD Term SOFR + 1.330%) 01/15/2038[1,3]	3,433
2,882	GoldenTree Loan Management U.S. CLO 20 Ltd. Series 2024-20A Cl. A 5.775% (3 Month USD Term SOFR + 1.450%) 07/20/2037[1,3]	2,895
4,909	Golub Capital Partners CLO 62B Ltd. Series 2022-62A Cl. AR 5.688% (3 Month USD Term SOFR + 1.370%) 10/15/2037[1,3]	4,925
2,992	Golub Capital Partners CLO 64B-R Ltd. Series 2022-64A Cl. AR 5.678% (3 Month USD Term SOFR + 1.360%) 10/25/2037[1,3]	3,004
956	Home Partners of America Trust Series 2022-1 Cl. A 3.930%—04/17/2039[1]	946
66	IXIS Real Estate Capital Trust Series 2005-HE1 Cl. M4 5.517% (1 Month USD Term SOFR + 1.164%) 06/25/2035[3]	81
3,555	Jersey Mike’s Funding LLC Series 2025-1A Cl. A2 5.610%—08/16/2055[1]	3,580

Asset-Backed Securities—Continued
Principal Amount		Value
$573	JP Morgan Mortgage Acquisition Trust Series 2007-HE1 Cl. AF3 4.259%—05/25/2035[2]	$370
2,457	Morgan Stanley ABS Capital I, Inc. Trust Series 2007-HE6 Cl. A3 4.647% (1 Month USD Term SOFR + 0.294%) 05/25/2037[3]	2,210
4,583	NextGear Floorplan Master Owner Trust Series 2024-2A Cl. A2 4.420%—09/15/2029[1]	4,585
	Palmer Square CLO Ltd.
2,300	Series 2022-4A Cl. A1R 5.675% (3 Month USD Term SOFR + 1.350%) 10/20/2037[1,3]	2,308
2,790	Series 2020-3A Cl. A1R2 5.976% (3 Month USD Term SOFR + 1.650%) 11/15/2036[1,3]	2,805
		5,113
7	Palmer Square Loan Funding Ltd. Series 2021-4A Cl. A1 5.379% (3 Month USD Term SOFR + 1.062%) 10/15/2029[1,3]	7
	Planet Fitness Master Issuer LLC
4,235	Series 2022-1A Cl. A2I 3.251%—12/05/2051[1]	4,125
792	Series 2019-1A Cl. A2 3.858%—12/05/2049[1]	754
1,963	Series 2024-1A Cl. A2I 5.765%—06/05/2054[1]	1,986
		6,865
3,205	Sabey Data Center Issuer LLC Series 2025-1 Cl. A2 5.733%—02/21/2050[1]	3,258
3,825	SBA Small Business Investment Cos. Series 2025-10A Cl. 1 4.963%—03/10/2035	3,851
3,034	SBA Tower Trust 6.599%—11/15/2052[1]	3,112
3,351	Servpro Master Issuer LLC Series 2021-1A Cl. A2 2.394%—04/25/2051[1]	3,121
7,000	Stack Infrastructure Issuer LLC Series 2021-1A Cl. A2 1.877%—03/26/2046[1]	6,850
2,561	Store Master Funding LLC Series 2024-1A Cl. A1 5.690%—05/20/2054[1]	2,583
	Subway Funding LLC
3,605	Series 2024-3A Cl. A2II 5.566%—07/30/2054[1]	3,558
2,890	Series 2024-1A Cl. A2I 6.028%—07/30/2054[1]	2,932
		6,490
6,877	Taco Bell Funding LLC Series 2021-1A Cl. A2I 1.946%—08/25/2051[1]	6,564
	Tricon Residential Trust
5,160	Series 2023-SFR1 Cl. A 5.100%—07/17/2040[1]	5,172
3,537	Series 2025-SFR2 Cl. A 5.200%—08/09/2044[1]	3,538
		8,710

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
	U.S. Small Business Administration
$4,615	Series 2024-25B Cl. 1 5.070%—02/01/2049	$4,634
2,657	Series 2023-25K Cl. 1 5.710%—11/01/2048	2,752
328	Series 2009-20A Cl. 1 5.720%—01/01/2029	330
1,792	Series 2023-25J Cl. 1 5.820%—10/01/2048	1,870
521	Series 2008-20H Cl. 1 6.020%—08/01/2028	530
		10,116
861	Uniti Fiber ABS Issuer LLC Series 2025-1A Cl. A2 5.877%—04/20/2055[1]	878
6,810	VB-S1 Issuer LLC Series 2022-1A Cl. C2I 3.156%—02/15/2052[1]	6,539
6,715	Wendy’s Funding LLC Series 2021-1A Cl. A2I 2.370%—06/15/2051[1]	6,167
Total Asset-Backed Securities (Cost $148,355)		149,108

Collateralized Mortgage Obligations—11.2%

2,856	Angel Oak Mortgage Trust Series 2022-1 Cl. A1 2.881%—12/25/2066[1,2]	2,643
262	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W11 Cl. M3 5.592% (1 Month USD Term SOFR + 1.239%) 11/25/2034[3]	262
3,200	Bank Series 2024-BNK48 Cl. A5 5.053%—10/15/2057	3,203
4,948	Bank5 Series 2023-5YR2 Cl. A3 6.656%—07/15/2056[3]	5,200
5,383	BBCMS Mortgage Trust Series 2024-5C27 Cl. A3 6.014%—07/15/2057	5,623
79	BCAP LLC Trust Series 2011-RR5 Cl. 12A1 4.467%—03/26/2037[1,2]	78
	Bear Stearns ARM Trust
6	Series 2000-2 Cl. A1 4.811%—11/25/2030[3]	6
110	Series 2004-1 Cl. 12A5 5.332%—04/25/2034[3]	98
		104
3,238	Benchmark Mortgage Trust Series 2022-B35 Cl. A5 4.443%—05/15/2055[3]	3,115
3,600	BMARK Trust Series 2023-V4 Cl. A3 6.841%—11/15/2056[3]	3,812
4,698	BMO Mortgage Trust Series 2023-C7 Cl. A5 6.160%—12/15/2056	5,009

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$1,808	BSTN Commercial Mortgage Trust Series 2025-1C Cl. A 5.369%—06/15/2044[1,3]	$1,835
	BX Commercial Mortgage Trust
1,384	Series 2021-VOLT Cl. A 5.156% (1 Month USD Term SOFR + 0.814%) 09/15/2036[1,3]	1,382
2,182	Series 2022-LP2 Cl. A 5.355% (1 Month USD Term SOFR + 1.013%) 02/15/2039[1,3]	2,185
		3,567
	BX Trust
4,087	Series 2022-CLS Cl. A 5.760%—10/13/2027[1]	4,119
4,536	Series 2024-VLT4 Cl. A 5.833% (1 Month USD Term SOFR + 1.491%) 07/15/2029[1,3]	4,545
5,219	Series 2024-BIO Cl. A 5.984% (1 Month USD Term SOFR + 1.642%) 02/15/2041[1,3]	5,229
		13,893
3,317	CENT Trust Series 2025-CITY Cl. A 5.091%—07/10/2040[1,3]	3,331
3,828	Citigroup Commercial Mortgage Trust Series 2019-GC43 Cl. A4 3.038%—11/10/2052	3,548
5,054	Citigroup Mortgage Loan Trust Series 2025-1 Cl. A8 5.500%—01/25/2055[1,3]	5,049
	Countrywide Alternative Loan Trust
1,404	Series 2006-6CB Cl. 1A2 4.867% (1 Month USD Term SOFR + 0.514%) 05/25/2036[3]	1,083
1,129	Series 2005-20CB Cl. 2A5 5.500%—07/25/2035	732
		1,815
177	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 Cl. 9A1 6.000%—11/25/2035	122
117	DBJPM Mortgage Trust Series 2020-C9 Cl. A2 1.900%—08/15/2053	116
2,221	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR2 Cl. A1 4.767% (1 Month USD Term SOFR + 0.414%) 03/25/2037[3]	2,071
649	DSLA Mortgage Loan Trust Series 2006-AR1 Cl. 1A1A 4.889% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920%) 03/19/2046[3]	557
1,731	EQT Trust Series 2024-EXTR Cl. A 5.331%—07/05/2041[1,3]	1,758
3,144	Fashion Show Mall LLC Series 2024-SHOW Cl. A 5.104%—10/10/2041[1,3]	3,158
102	First Horizon Asset Securities, Inc. Series 2005-AR6 Cl. 4A1 5.612%—02/25/2036[3]	98

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$—	FNT Mortgage-Backed Pass-Through Trust Series 2001-3 Cl. 1A1 6.750%—08/21/2031	$—
2,853	GS Mortgage-Backed Securities Trust Series 2024-PJ5 Cl. A15 6.000%—09/25/2054[1,3]	2,870
2,382	GSMPS Mortgage Loan Trust Series 2006-RP2 Cl. 1AF1 4.867% (1 Month USD Term SOFR + 0.514%) 04/25/2036[1,3]	2,056
161	GSR Mortgage Loan Trust Series 2005-AR3 Cl. 3A1 6.487%—05/25/2035[3]	120
1	IndyMac ARM Trust Series 2001-H2 Cl. A2 6.636%—01/25/2032[3]	1
3,551	JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Cl. A 5.797%—10/05/2039[1,3]	3,606
	JP Morgan Mortgage Trust
2,324	Series 2024-3 Cl. A6 3.000%—05/25/2054[1,3]	2,156
5,809	Series 2022-3 Cl. A6 3.000%—08/25/2052[1,3]	5,414
792	Series 2006-A6 Cl. 1A4L 4.419%—10/25/2036[3]	568
6	Series 2006-S1 Cl. 3A1 5.500%—04/25/2036	6
3,136	Series 2023-4 Cl. 1A4A 5.500%—11/25/2053[1,3]	3,134
4,354	Series 2025-5MPR Cl. A1D 5.500%—11/25/2055[1,2]	4,348
		15,626
4,718	KIND Commercial Mortgage Trust Series 2024-1 Cl. A 6.232% (1 Month USD Term SOFR + 1.890%) 08/15/2041[1,3]	4,732
413	Merrill Lynch Alternative Note Asset Trust Series 2007-F1 Cl. 2A6 6.000%—03/25/2037	135
1,583	MetLife Securitization Trust Series 2018-1A Cl. A 3.750%—03/25/2057[1,3]	1,535
1,324	OBX Trust Series 2018-1 Cl. A2 5.117% (1 Month USD Term SOFR + 0.764%) 06/25/2057[1,3]	1,297
627	Saxon Asset Securities Trust Series 2006-3 Cl. A3 4.807% (1 Month USD Term SOFR + 0.454%) 10/25/2046[3]	615
	Sequoia Mortgage Trust
3,786	Series 2023-1 Cl. A4 5.000%—01/25/2053[1,3]	3,744
3,334	Series 2023-2 Cl. A4 5.000%—03/25/2053[1,3]	3,298
6,135	Series 2025-7 Cl. A11 5.500%—08/25/2055[1,3]	6,149
		13,191
154	STARM Mortgage Loan Trust Series 2007-S1 Cl. 1A 6.745%—01/25/2037[3]	92

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$22	Structured Adjustable Rate Mortgage Loan Trust Series 2005-7 Cl. 3A1 5.042%—04/25/2035[3]	$22
4,870	SWCH Commercial Mortgage Trust Series 2025-DATA Cl. A 5.785% (1 Month USD Term SOFR + 1.443%) 02/15/2042[1,3]	4,853
3,277	Towd Point Mortgage Trust Series 2019-1 Cl. A1 3.750%—03/25/2058[1,3]	3,176
2,307	Tricon American Homes Series 2020-SFR1 Cl. A 1.499%—07/17/2038[1]	2,240
	WaMu Mortgage Pass-Through Certificates Trust
1,159	Series 2006-AR8 Cl. 1A4 4.769%—08/25/2046[3]	1,066
50	Series 2005-AR13 Cl. A1A1 5.047% (1 Month USD Term SOFR + 0.694%) 10/25/2045[3]	51
		1,117
7,117	Wells Fargo Commercial Mortgage Trust Series 2018-C48 Cl. A5 4.302%—01/15/2052	7,038
Total Collateralized Mortgage Obligations (Cost $135,290)		134,289

Corporate Bonds & Notes—30.5%

AEROSPACE & DEFENSE—0.5%
1,798	Embraer Netherlands Finance BV 5.980%—02/11/2035	1,846
4,559	Hexcel Corp. 5.875%—02/26/2035	4,662
		6,508
AUTO COMPONENTS—0.3%
5,000	Aptiv Swiss Holdings Ltd. 4.150%—05/01/2052	3,606
AUTOMOBILES—0.5%
3,800	Ford Motor Credit Co. LLC 6.125%—03/08/2034	3,708
2,352	General Motors Financial Co., Inc. 5.800%—06/23/2028	2,420
		6,128
BANKS—2.3%
2,751	Bank of America Corp. 5.744%—02/12/2036[4]	2,800
5,703	Barclays PLC 5.690%—03/12/2030[4]	5,888
4,700	Citigroup, Inc. 2.572%—06/03/2031[4]	4,263
1,995	ING Groep NV 6.114%—09/11/2034[4]	2,120
4,000	JPMorgan Chase & Co. 1.470%—09/22/2027[4]	3,864
2,981	Lloyds Banking Group PLC 6.068%—06/13/2036[4]	3,051

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
BANKS—Continued
	Truist Financial Corp. MTN
$3,001	6.123%—10/28/2033[4]	$3,188
2,592	7.161%—10/30/2029[4]	2,798
		5,986
		27,972
CAPITAL MARKETS—3.8%
3,101	Antares Holdings LP 6.350%—10/23/2029[1]	3,127
6,000	Blackstone Holdings Finance Co. LLC 3.200%—01/30/2052[1]	3,928
5,700	Blue Owl Capital Corp. 2.875%—06/11/2028	5,318
490	Blue Owl Credit Income Corp. 6.600%—09/15/2029	504
6,096	Brookfield Capital Finance LLC 6.087%—06/14/2033	6,470
6,962	Brookfield Finance, Inc. 6.300%—01/15/2055[4]	6,730
3,098	Golub Capital Private Credit Fund 5.800%—09/12/2029	3,108
3,652	Hercules Capital, Inc. 6.000%—06/16/2030	3,654
5,850	KKR Group Finance Co. VII LLC 3.625%—02/25/2050[1]	4,173
1,883	Main Street Capital Corp. 6.950%—03/01/2029	1,962
1,709	Oaktree Specialty Lending Corp. 2.700%—01/15/2027	1,645
	Sixth Street Lending Partners
2,001	5.750%—01/15/2030	2,004
3,000	6.500%—03/11/2029	3,093
		5,097
		45,716
COMMERCIAL SERVICES & SUPPLIES—0.4%
3,902	Rentokil Terminix Funding LLC 5.625%—04/28/2035[1]	3,953
1,350	Triton Container International Ltd. 3.150%—06/15/2031[1]	1,172
		5,125
CONSTRUCTION MATERIALS—0.3%
3,784	Standard Industries, Inc. 4.375%—07/15/2030[1]	3,585
DIVERSIFIED FINANCIAL SERVICES—4.2%
3,205	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.100%—01/19/2029	3,256
6,200	Aircastle Ltd. 2.850%—01/26/2028[1]	5,919
661	Aircastle Ltd./Aircastle Ireland DAC 5.750%—10/01/2031[1]	679
3,762	Atlas Warehouse Lending Co. LP 6.050%—01/15/2028[1]	3,806
5,940	Aviation Capital Group LLC 4.800%—10/24/2030[1]	5,883
3,527	Blue Owl Finance LLC 6.250%—04/18/2034	3,635
4,836	Capital One Financial Corp. 5.884%—07/26/2035[4]	4,996

Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
$8,750	Depository Trust & Clearing Corp. 3.375%—06/20/2026[1,4]	$8,482
2,078	GGAM Finance Ltd. 8.000%—02/15/2027[1]	2,141
	Jane Street Group/JSG Finance, Inc.
1,567	6.125%—11/01/2032[1]	1,556
3,842	7.125%—04/30/2031[1]	3,971
		5,527
3,664	Macquarie Airfinance Holdings Ltd. 5.150%—03/17/2030[1]	3,665
2,254	Voya Financial, Inc. 5.000%—09/20/2034	2,203
		50,192
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
2,915	Verizon Communications, Inc. 3.700%—03/22/2061	2,005
ELECTRIC UTILITIES—2.0%
	CMS Energy Corp.
4,171	3.750%—12/01/2050[4]	3,771
1,647	4.750%—06/01/2050[4]	1,589
		5,360
4,223	Dominion Energy, Inc. 6.875%—02/01/2055[4]	4,422
2,676	DTE Electric Securitization Funding II LLC 5.970%—03/01/2033	2,789
	Exelon Corp.
3,100	4.050%—04/15/2030	3,043
1,500	5.625%—06/15/2035	1,537
		4,580
916	National Rural Utilities Cooperative Finance Corp. 7.482% (3 Month USD Term SOFR + 3.172%) 04/30/2043[3]	916
2,877	New England Power Co. 5.936%—11/25/2052[1]	2,899
2,234	NextEra Energy Capital Holdings, Inc. 6.375%—08/15/2055[4]	2,298
		23,264
ENTERTAINMENT—0.3%
3,748	Allwyn Entertainment Financing U.K. PLC 7.875%—04/30/2029[1]	3,904
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.5%
1,400	Agree LP 2.900%—10/01/2030	1,289
2,100	Alexandria Real Estate Equities, Inc. 2.750%—12/15/2029	1,945
1,118	American Tower Corp. 3.650%—03/15/2027	1,102
5,922	COPT Defense Properties LP 2.000%—01/15/2029	5,409
	EPR Properties
4,005	4.500%—06/01/2027	3,976
1,165	4.750%—12/15/2026	1,162
600	4.950%—04/15/2028	600
		5,738
4,500	GLP Capital LP/GLP Financing II, Inc. 4.000%—01/15/2030	4,308

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—Continued
$3,398	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.500%—08/01/2030	$3,406
4,700	Realty Income Corp. 3.400%—01/15/2030	4,498
1,947	VICI Properties LP 5.750%—04/01/2034	1,993
		29,688
FINANCIAL SERVICES—1.1%
3,249	Charles Schwab Corp. 5.643%—05/19/2029[4]	3,359
982	Macquarie Airfinance Holdings Ltd. 6.400%—03/26/2029[1]	1,022
5,720	Navient Corp. 4.875%—03/15/2028	5,587
2,846	PNC Financial Services Group, Inc. 6.875%—10/20/2034[4]	3,180
		13,148
HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
	UnitedHealth Group, Inc.
3,644	4.650%—01/15/2031	3,648
2,398	5.950%—06/15/2055	2,400
		6,048
HEALTH CARE PROVIDERS & SERVICES—0.9%
	CVS Pass-Through Trust
273	6.943%—01/10/2030	280
3,540	7.507%—01/10/2032[1]	3,756
		4,036
2,170	DaVita, Inc. 6.750%—07/15/2033[1]	2,240
4,817	Pediatrix Medical Group, Inc. 5.375%—02/15/2030[1]	4,722
		10,998
INDUSTRIAL CONGLOMERATES—0.7%
4,540	Ashtead Capital, Inc. 5.550%—05/30/2033[1]	4,591
3,800	Textron, Inc. 2.450%—03/15/2031	3,380
		7,971
INSURANCE—1.8%
373	Arthur J Gallagher & Co. 5.550%—02/15/2055	352
1,774	Aspen Insurance Holdings Ltd. 5.750%—07/01/2030	1,802
4,786	Brown & Brown, Inc. 5.250%—06/23/2032	4,844
2,150	Fortitude Group Holdings LLC 6.250%—04/01/2030[1]	2,206
6,198	Global Atlantic Fin Co. 7.950%—06/15/2033[1]	7,018
6,128	SBL Holdings, Inc. 5.000%—02/18/2031[1]	5,638
		21,860

Corporate Bonds & Notes—Continued
Principal Amount		Value
IT SERVICES—0.4%
$2,731	Booz Allen Hamilton, Inc. 3.875%—09/01/2028[1]	$2,650
2,383	Genpact Luxembourg SARL/Genpact USA, Inc. 6.000%—06/04/2029	2,461
		5,111
MACHINERY—0.1%
1,687	Terex Corp. 6.250%—10/15/2032[1]	1,691
MEDIA—0.5%
5,320	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	5,503
METALS & MINING—0.5%
5,267	Anglo American Capital PLC 5.625%—04/01/2030[1]	5,473
OIL, GAS & CONSUMABLE FUELS—2.3%
	Columbia Pipelines Operating Co. LLC
2,560	5.439%—02/15/2035[1]	2,558
995	5.962%—02/15/2055[1]	956
3,209	6.036%—11/15/2033[1]	3,374
		6,888
	ConocoPhillips Co.
741	5.500%—01/15/2055	700
812	5.550%—03/15/2054	773
		1,473
3,145	Enbridge, Inc. 5.750%—07/15/2080[4]	3,120
2,970	Florida Gas Transmission Co. LLC 5.750%—07/15/2035[1]	3,032
3,720	Gulfstream Natural Gas System LLC 5.600%—07/23/2035[1]	3,743
1,061	Kinder Morgan, Inc. 5.850%—06/01/2035	1,096
7,629	Occidental Petroleum Corp. 0.000%—10/10/2036[5]	4,400
3,035	Venture Global LNG, Inc. 7.000%—01/15/2030[1]	3,080
		26,832
PASSENGER AIRLINES—0.4%
2,695	Air Canada Pass-Through Trust 3.300%—07/15/2031[1]	2,520
1,198	American Airlines Pass-Through Trust 3.600%—03/22/2029	1,167
984	United Airlines Pass-Through Trust 2.700%—11/01/2033	882
		4,569
PHARMACEUTICALS—0.3%
3,000	Teva Pharmaceutical Finance Netherlands III BV 6.750%—03/01/2028	3,103
PROFESSIONAL SERVICES—0.6%
3,712	KBR, Inc. 4.750%—09/30/2028[1]	3,589

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
PROFESSIONAL SERVICES—Continued
$3,566	Verisk Analytics, Inc. 5.250%—03/15/2035	$3,569
		7,158
ROAD & RAIL—0.6%
3,800	Norfolk Southern Corp. 4.050%—08/15/2052	2,952
4,077	Ryder System, Inc. MTN 5.250%—06/01/2028	4,169
		7,121
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.4%
3,827	Foundry JV Holdco LLC 6.150%—01/25/2032[1]	4,007
1,230	KLA Corp. 5.650%—11/01/2034	1,292
		5,299
SOFTWARE—0.7%
2,202	Constellation Software, Inc. 5.461%—02/16/2034[1]	2,232
3,500	Oracle Corp. 3.600%—04/01/2040	2,764
3,600	VMware LLC 4.650%—05/15/2027	3,613
		8,609
SPECIALTY RETAIL—1.0%
2,059	Ferguson Enterprises, Inc. 5.000%—10/03/2034	2,034
2,900	Group 1 Automotive, Inc. 4.000%—08/15/2028[1]	2,798
2,956	Lithia Motors, Inc. 3.875%—06/01/2029[1]	2,787
	Macy’s Retail Holdings LLC
1,159	5.875%—03/15/2030[1]	1,146
1,320	7.375%—08/01/2033[1]	1,327
		2,473
1,778	Wayfair LLC 7.250%—10/31/2029[1]	1,813
		11,905
TRADING COMPANIES & DISTRIBUTORS—0.4%
4,800	Ferguson Finance PLC 4.650%—04/20/2032[1]	4,706
Total Corporate Bonds & Notes (Cost $366,571)		364,798

Mortgage Pass-Through—26.3%

	Federal Home Loan Mortgage Corp.
4,659	2.000%—12/01/2051	3,664
37,184	2.500%—07/01/2050-05/01/2052	30,854
14,516	3.000%—02/01/2033-12/01/2046	13,609
5,240	3.500%—01/01/2026-06/01/2048	4,800
10,125	4.000%—04/01/2034-11/01/2048	9,524
4,127	4.500%—12/01/2040-01/01/2049	4,023
10,494	5.000%—08/01/2052-05/01/2054	10,375
12,692	5.500%—02/01/2038-07/01/2054	12,757

Mortgage Pass-Through—Continued
Principal Amount		Value
$1,030	6.000%—01/01/2029-05/01/2040	$1,076
2	6.985% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.250%) 08/01/2035[3]	3
		90,685
	Federal Home Loan Mortgage Corp. REMICS
7,812	Series 5462 2.000%—05/25/2037	533
2,834	Series 4628 Cl. CI 3.000%—05/15/2035	209
11,345	Series 5158 Cl. BI 3.000%—05/25/2035	905
3,473	Series 4118 4.000%—10/15/2042	527
931	Series 4989 Cl. FA 4.777% (30 Day USD Average SOFR + 0.464%) 08/15/2040[3]	920
861	Series 4989 Cl. FB 4.777% (30 Day USD Average SOFR + 0.464%) 10/15/2040[3]	850
—	Series 2266 Cl. F 4.904% (30 Day USD Average SOFR + 0.564%) 11/15/2030[3]	—
		3,944
	Federal Home Loan Mortgage Corp. STRIPS
9,750	Series 414 Cl. C1 1.500%—03/25/2037	530
13,768	Series 400 Cl. C14 2.000%—07/25/2037	972
2,336	Series 304 Cl. C45 3.000%—12/15/2027	46
		1,548
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5	Series E3 Cl. A 4.554%—08/15/2032[3]	5
33	Series T-63 Cl. 1A1 5.169% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.200%) 02/25/2045[3]	32
		37
	Federal National Mortgage Association
10,620	2.000%—02/01/2051-04/01/2051	8,361
38,798	2.500%—04/01/2035-04/01/2052	33,639
26,562	3.000%—11/01/2025-12/01/2050	23,481
20,865	3.500%—12/01/2025-01/01/2051	18,982
28,840	4.000%—10/01/2025-07/01/2051	27,316
24,563	4.500%—11/01/2025-12/01/2050	23,788
12,480	5.000%—10/01/2031-05/01/2054	12,315
11,083	5.500%—03/01/2027-10/01/2053	11,246
30	5.798% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.400%) 10/01/2040[3]	30
2,346	6.000%—06/01/2027-06/01/2040	2,440
141	6.406% (USD IBOR Consumer Cash Fallback 12-month + 1.715%) 06/01/2035[3]	145
13	6.460% (USD IBOR Consumer Cash Fallback 12-month + 1.710%) 05/01/2035[3]	13
218	6.600% (USD IBOR Consumer Cash Fallback 12-month + 1.693%) 08/01/2035[3]	220
		161,976

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Mortgage Pass-Through—Continued
Principal Amount		Value
	Federal National Mortgage Association Interest STRIPS
$14,252	Series 435 Cl. C1 1.500%—03/25/2037	$751
11,323	Series 427 Cl. C56 2.000%—03/25/2036	777
4,320	Series 407 Cl. 7 5.000%—03/25/2041	904
		2,432
	Federal National Mortgage Association REMICS
3,879	Series 2021-67 Cl. AI 0.649%—10/25/2051[3]	176
15,878	Series 2020-81 Cl. AI 1.500%—11/25/2035	836
6,501	Series 2017-70 Cl. AS 1.882%—09/25/2057[3]	367
3,878	Series 2011-98 Cl. ZL 3.500%—10/25/2041	3,678
2,085	Series 2016-102 Cl. JI 3.500%—02/25/2046	86
4,950	Series 2020-27 Cl. IM 3.500%—05/25/2035	361
5,632	Series 2020-44 Cl. AI 4.000%—07/25/2050	1,149
2,630	Series 2020-91 Cl. KI 4.000%—11/25/2043	365
985	Series 2015-38 Cl. DF 4.737% (30 Day USD Average SOFR + 0.424%) 06/25/2055[3]	976
124	Series 2003-25 Cl. KP 5.000%—04/25/2033	123
1,800	Series 2015-30 Cl. EI 5.000%—05/25/2045	248
1,225	Series 2016-33 Cl. NI 5.000%—07/25/2034	170
3,122	Series 2018-36 5.000%—06/25/2048	459
6,253	Series 2019-49 Cl. IA 5.000%—05/25/2047	912
1,469	Series 2011-59 Cl. YI 6.000%—07/25/2041	225
13	Series 2006-5 Cl. 3A2 6.742%—05/25/2035[3]	14
		10,145
70	Federal National Mortgage Association REMICS Trust Series 2003-W1 Cl. 1A1 4.731%—12/25/2042[3]	70
	Government National Mortgage Association
6,415	2.000%—02/20/2052	5,185
6,296	2.500%—09/20/2051	5,302
462	3.000%—11/15/2049	405
7,787	3.500%—05/20/2052	7,025
7,109	4.000%—09/15/2049-08/20/2052	6,636
961	4.500%—02/20/2049	931
5	4.625% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%) 07/20/2027[3]	5
14	4.750% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%) 10/20/2025-11/20/2029[3]	14
14,216	5.000%—08/15/2033-06/15/2050	14,159

Mortgage Pass-Through—Continued
Principal Amount		Value
$—	5.000% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%) 10/20/2025[3]	$—
62	5.625% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%) 02/20/2032[3]	63
		39,725
	Government National Mortgage Association REMICS
11,680	Series 2018-148 Cl. GS 1.646% (1 Month USD Term SOFR + 5.986%) 02/16/2046[3]	1,180
2,517	Series 2010-47 Cl. SK 2.135% (1 Month USD Term SOFR + 6.486%) 07/20/2037[3]	71
2,599	Series 2007-41 Cl. SM 2.235% (1 Month USD Term SOFR + 6.586%) 07/20/2037[3]	227
3,799	Series 2020-4 Cl. DI 4.000%—03/20/2041	494
3,381	Series 2014-2 Cl. IC 5.000%—01/16/2044	603
474	Series 2015-180 Cl. CI 5.000%—12/16/2045	67
550	Series 2017-163 Cl. IE 5.500%—02/20/2039	89
3,395	Series 2020-146 Cl. IG 5.500%—09/20/2046	583
215	Series 2016-136 Cl. IA 6.000%—10/20/2038	25
1,410	Series 2024-107 6.500%—06/20/2054	226
		3,565
Total Mortgage Pass-Through (Cost $336,248)		314,127

U.S. Government Obligations—18.2%

	U.S. Treasury Bonds
50,625	1.750%—08/15/2041	33,355
20,777	2.000%—08/15/2051	11,806
9,447	2.250%—02/15/2052	5,687
4,198	2.375%—02/15/2042	3,025
7,428	3.000%—08/15/2052	5,282
13,873	3.375%—08/15/2042	11,525
16,561	3.625%—05/15/2053	13,315
13,772	3.875%—05/15/2043	12,167
8,726	4.125%—08/15/2053	7,683
24,440	4.250%—02/15/2054-08/15/2054	21,984
12,678	4.500%—02/15/2044	12,114
42,157	4.625%—05/15/2044-02/15/2055	40,782
		178,725
	U.S. Treasury Notes
1,973	3.750%—05/15/2028	1,966

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
U.S. Government Obligations—Continued
Principal Amount		Value
$21,739	4.000%—02/28/2030-05/31/2030	$21,797
14,550	4.250%—11/15/2034-05/15/2035	14,446
		38,209
Total U.S. Government Obligations (Cost $252,112)		216,934
TOTAL INVESTMENTS—98.7% (Cost $1,238,576)		1,179,256
CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		15,901
TOTAL NET ASSETS—100.0%		$1,195,157

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2025. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2024 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3[h] (000s)	Ending Balance as of 07/31/2025 (000s)	Unrealized Gain/(Loss) as of 07/31/2025 (000s)
Asset Backed Securities	$2,992	$—	$—	$—	$—	$12	$—	$(3,004)	$—	$12

h
Transferred into Level 3 due to the unavailability of observable market data for pricing or transferred out of Level 3 due to availability of observable market data for pricing.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2025, the aggregate value of these securities was $369,918 or 31% of net assets.
2
Step coupon security; the stated rate represents the rate in effect as of July 31, 2025.
3
Variable or floating rate security; the stated rate represents the rate in effect as of July 31, 2025.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
4
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
5
Zero coupon bond
CLO
Collateralized Loan Obligation
MTN
Medium Term Note
REMICS
Real Estate Mortgage Investment Conduits
STRIPS
Separate Trading of Registered Interest and Principal of Securities
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.0%
Shares		Value
AEROSPACE & DEFENSE—2.9%
253,315	BAE Systems PLC (United Kingdom)	$6,044
1,097,362	Rolls-Royce Holdings PLC (United Kingdom)	15,575
		21,619
AUTOMOBILE COMPONENTS—0.7%
118,500	Bridgestone Corp. (Japan)	4,793
146,449	Johnson Electric Holdings Ltd. (Hong Kong)	432
		5,225
AUTOMOBILES—0.4%
15,358	Bayerische Motoren Werke AG (Germany)	1,461
559,400	Mitsubishi Motors Corp. (Japan)	1,470
		2,931
BANKS—15.6%
13,037,100	Bank Central Asia Tbk. PT (Indonesia)	6,534
306,402	Bank of Ireland Group PLC (Ireland)	4,109
66,877	Bank of Nova Scotia (Canada)	3,721
1,817,045	Barclays PLC (United Kingdom)	8,882
857,086	CaixaBank SA (Spain)	8,064
36,598	Capitec Bank Holdings Ltd. (South Africa)	7,094
73,064	Close Brothers Group PLC (United Kingdom)*	388
106,861	DBS Group Holdings Ltd. (Singapore)	3,922
185,857	DNB Bank ASA (Norway)	4,702
443,700	Grupo Financiero Banorte SAB de CV Class O (Mexico)	3,952
473,225	HDFC Bank Ltd. (India)	10,859
311,600	Japan Post Bank Co. Ltd. (Japan)	3,478
3,701,983	Lloyds Banking Group PLC (United Kingdom)	3,796
220,400	Mitsubishi UFJ Financial Group, Inc. (Japan)	3,038
490,303	National Bank of Greece SA (Greece)	6,839
459,400	Resona Holdings, Inc. (Japan)	4,182
165,084	Shinhan Financial Group Co. Ltd. (South Korea)	8,039
381,810	Standard Chartered PLC (United Kingdom)	6,845
167,900	Sumitomo Mitsui Trust Group, Inc. (Japan)	4,401
200,931	Svenska Handelsbanken AB Class A (Sweden)	2,448
153,539	UniCredit SpA (Italy)	11,296
		116,589
BEVERAGES—3.4%
467,900	Arca Continental SAB de CV (Mexico)	4,878
271,600	Asahi Group Holdings Ltd. (Japan)	3,445
33,455	Carlsberg AS Class B (Denmark)	4,171
19,909	Coca-Cola Europacific Partners PLC (United States)	1,930
502,691	Davide Campari-Milano NV (Italy)	3,462
194,243	Diageo PLC (United Kingdom)	4,708
155,600	Kirin Holdings Co. Ltd. (Japan)	2,050
122,136	Treasury Wine Estates Ltd. (Australia)	591
		25,235
BIOTECHNOLOGY—0.4%
17,531	CSL Ltd. (Australia)	3,033
BROADLINE RETAIL—2.1%
36,560	Naspers Ltd. Class N (South Africa)	11,285
22,400	Seria Co. Ltd. (Japan)	413
278,720	Vipshop Holdings Ltd. ADR (China)[1]	4,206
		15,904
BUILDING PRODUCTS—1.3%
130,935	Assa Abloy AB Class B (Sweden)	4,332
6,469	Geberit AG (Switzerland)	4,956
268,425	Reliance Worldwide Corp. Ltd. (Australia)	738
		10,026
CAPITAL MARKETS—4.2%
250,387	3i Group PLC (United Kingdom)	13,682

COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
1,984,700	B3 SA - Brasil Bolsa Balcao (Brazil)	$4,459
19,837	Brookfield Asset Management Ltd. Class A (Canada)	1,223
79,656	Brookfield Corp. (Canada)	5,336
14,144	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	765
108,804	IG Group Holdings PLC (United Kingdom)	1,620
274,083	Jupiter Fund Management PLC (United Kingdom)	466
451,600	Nomura Holdings, Inc. (Japan)	2,983
35,605	Rathbones Group PLC (United Kingdom)	898
		31,432
CHEMICALS—0.1%
63,100	Air Water, Inc. (Japan)	932
COMMERCIAL SERVICES & SUPPLIES—0.9%
19,929	Befesa SA (Germany)[2]	598
33,300	Daiei Kankyo Co. Ltd. (Japan)	686
64,491	Elis SA (France)	1,778
40,200	Secom Co. Ltd. (Japan)	1,444
788,098	Serco Group PLC (United Kingdom)	2,171
		6,677
CONSTRUCTION & ENGINEERING—1.4%
67,186	AtkinsRealis Group, Inc. (Canada)[3]	4,757
44,600	Kinden Corp. (Japan)	1,404
163,300	Obayashi Corp. (Japan)	2,405
33,455	Taisei Corp. (Japan)	2,001
		10,567
CONSTRUCTION MATERIALS—1.8%
27,744	Amrize Ltd. (Switzerland)*	1,402
525,950	Cemex SAB de CV ADR (Mexico)[1]	4,576
27,744	Holcim AG (Switzerland)	2,213
81,000	Taiheiyo Cement Corp. (Japan)	1,979
96,827	Wienerberger AG (Austria)	3,246
		13,416
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.0%
48,137	Alimentation Couche-Tard, Inc. (Canada)	2,501
160,656	Bid Corp. Ltd. (South Africa)	4,039
84,499	Koninklijke Ahold Delhaize NV (Netherlands)	3,337
22,887	Loblaw Cos. Ltd. (Canada)	3,701
120,000	Seven & i Holdings Co. Ltd. (Japan)	1,582
140,921	X5 Retail Group NV GDR (Russia)*,1	— [x]
		15,160
CONTAINERS & PACKAGING—0.3%
626,601	Orora Ltd. (Australia)	832
77,900	Toyo Seikan Group Holdings Ltd. (Japan)	1,613
		2,445
DISTRIBUTORS—0.1%
104,406	Inchcape PLC (United Kingdom)	966
DIVERSIFIED CONSUMER SERVICES—0.4%
146,944	Laureate Education, Inc. (United States)*	3,321
DIVERSIFIED TELECOMMUNICATION SERVICES—1.0%
7,324,600	NTT, Inc. (Japan)	7,397
ELECTRICAL EQUIPMENT—2.5%
194,049	Havells India Ltd. (India)	3,311
17,233	Legrand SA (France)	2,545
105,700	Mitsubishi Electric Corp. (Japan)	2,377
27,684	Schneider Electric SE (France)	7,164
167,842	Vestas Wind Systems AS (Denmark)	3,065
		18,462

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.7%
253,315	Delta Electronics, Inc. (Taiwan)	$4,772
32,400	Murata Manufacturing Co. Ltd. (Japan)	482
		5,254
ENERGY EQUIPMENT & SERVICES—0.4%
476,636	John Wood Group PLC (United Kingdom)*	— [x]
68,410	Technip Energies NV (France)	2,954
		2,954
ENTERTAINMENT—0.7%
256,798	Tencent Music Entertainment Group ADR (China)[1]	5,390
FINANCIAL SERVICES—0.4%
111,595	Edenred SE (France)	3,187
FOOD PRODUCTS—2.5%
609,037	AVI Ltd. (South Africa)	3,140
34,180	Bakkafrost P (Norway)	1,365
221,282	Gruma SAB de CV Class B (Mexico)	3,812
590,312	Marico Ltd. (India)	4,770
29,400	Megmilk Snow Brand Co. Ltd. (Japan)	556
43,300	NH Foods Ltd. (Japan)	1,455
36,063	Salmar ASA (Norway)	1,460
22,800	Toyo Suisan Kaisha Ltd. (Japan)	1,457
14,132	Viscofan SA (Spain)	967
		18,982
GROUND TRANSPORTATION—0.9%
32,215	Canadian Pacific Kansas City Ltd. (Canada)	2,369
87,500	East Japan Railway Co. (Japan)	1,876
103,500	West Japan Railway Co. (Japan)	2,266
		6,511
HEALTH CARE EQUIPMENT & SUPPLIES—2.4%
8,944	BioMerieux (France)	1,280
35,147	Coloplast AS Class B (Denmark)	3,210
802,833	ConvaTec Group PLC (United Kingdom)[2]	2,474
71,124	Demant AS (Denmark)*	2,695
11,415	EssilorLuxottica SA (France)	3,394
377,200	Olympus Corp. (Japan)	4,506
		17,559
HEALTH CARE PROVIDERS & SERVICES—0.5%
41,544	Amplifon SpA (Italy)	699
42,135	Fresenius Medical Care AG (Germany)	2,137
14,200	Medipal Holdings Corp. (Japan)	235
72,500	Ship Healthcare Holdings, Inc. (Japan)	1,012
		4,083
HEALTH CARE TECHNOLOGY—0.2%
134,400	M3, Inc. (Japan)	1,653
HOTELS, RESTAURANTS & LEISURE—2.7%
33,536	Aristocrat Leisure Ltd. (Australia)	1,502
169,214	Compass Group PLC (United Kingdom)	5,946
26,513	Domino’s Pizza Enterprises Ltd. (Australia)	310
358,739	Entain PLC (United Kingdom)	4,817
301,000	Galaxy Entertainment Group Ltd. (Hong Kong)	1,468
22,923	InterContinental Hotels Group PLC (United Kingdom)	2,637
893,930	SSP Group PLC (United Kingdom)	2,009
29,808	Whitbread PLC (United Kingdom)	1,197
		19,886
HOUSEHOLD DURABLES—1.6%
159,298	Barratt Redrow PLC (United Kingdom)	784
29,219	GN Store Nord AS (Denmark)*	419
535,715	Midea Group Co. Ltd. Class A (China)	5,216

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
96,200	Nikon Corp. (Japan)	$934
200,500	Sony Group Corp. (Japan)	4,823
		12,176
HOUSEHOLD PRODUCTS—0.6%
55,256	Reckitt Benckiser Group PLC (United Kingdom)	4,141
INDUSTRIAL CONGLOMERATES—1.1%
153,000	CK Hutchison Holdings Ltd. (Hong Kong)	996
38,490	DCC PLC (United Kingdom)	2,411
42,700	Hitachi Ltd. (Japan)	1,306
43,400	Jardine Matheson Holdings Ltd. (Hong Kong)	2,357
109,500	Swire Pacific Ltd. Class A (Hong Kong)	990
		8,060
INSURANCE—6.0%
34,215	Admiral Group PLC (United Kingdom)	1,542
1,547,200	AIA Group Ltd. (Hong Kong)	14,426
3,420	Fairfax Financial Holdings Ltd. (Canada)	6,049
10,640	Hannover Rueck SE (Germany)	3,228
140,315	Hiscox Ltd. (United Kingdom)	2,389
194,500	Japan Post Holdings Co. Ltd. (Japan)	1,801
321,465	Prudential PLC (United Kingdom)	4,078
163,363	QBE Insurance Group Ltd. (Australia)	2,424
342,972	Sampo OYJ Class A (Finland)	3,681
134,400	Tokio Marine Holdings, Inc. (Japan)	5,397
		45,015
INTERACTIVE MEDIA & SERVICES—0.7%
188,040	Auto Trader Group PLC (United Kingdom)[2]	2,076
289,916	Rightmove PLC (United Kingdom)	3,129
		5,205
IT SERVICES—0.4%
17,759	Alten SA (France)	1,443
53,100	NEC Corp. (Japan)	1,525
8,000	NS Solutions Corp. (Japan)	188
		3,156
LEISURE PRODUCTS—0.4%
89,500	Sega Sammy Holdings, Inc. (Japan)	1,830
67,403	Spin Master Corp. (Canada)[2]	1,109
		2,939
LIFE SCIENCES TOOLS & SERVICES—0.6%
49,110	Eurofins Scientific SE (France)	3,761
14,601	Gerresheimer AG (Germany)	720
		4,481
MACHINERY—4.7%
29,290	Alfa Laval AB (Sweden)	1,273
28,843	ANDRITZ AG (Austria)	2,007
66,957	ATS Corp. (Canada)*	2,032
280,574	CNH Industrial NV (United States)	3,636
104,833	Fluidra SA (Spain)	2,615
35,837	GEA Group AG (Germany)	2,574
17,900	IHI Corp. (Japan)	1,993
95,900	Kubota Corp. (Japan)	1,076
45,700	Mitsubishi Heavy Industries Ltd. (Japan)	1,091
307,557	Rotork PLC (United Kingdom)	1,319
88,163	Sandvik AB (Sweden)	2,151
1,872,412	Sany Heavy Industry Co. Ltd. Class A (China)	5,183
16,263	Stabilus SE (Germany)	466
387,000	Techtronic Industries Co. Ltd. (Hong Kong)	4,628
9,500	Toyota Industries Corp. (Japan)	1,016

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
76,367	Wartsila OYJ Abp (Finland)	$2,110
		35,170
MARINE TRANSPORTATION—0.1%
123,771	Irish Continental Group PLC (Ireland)	781
MEDIA—0.9%
68,257	Future PLC (United Kingdom)	639
139,900	Hakuhodo DY Holdings, Inc. (Japan)	1,101
986,752	ITV PLC (United Kingdom)	1,070
80,920	Nippon Television Holdings, Inc. (Japan)	1,750
51,400	TBS Holdings, Inc. (Japan)	1,691
85,390	WPP PLC (United Kingdom)	462
		6,713
METALS & MINING—4.6%
43,545	Acerinox SA (Spain)	503
113,021	ArcelorMittal SA (France)	3,524
141,882	Barrick Mining Corp. (Canada)	2,995
130,334	BHP Group Ltd. (Australia)	3,292
235,012	Deterra Royalties Ltd. (Australia)	622
39,900	Dowa Holdings Co. Ltd. (Japan)	1,303
73,444	Evolution Mining Ltd. (Australia)	332
146,935	First Quantum Minerals Ltd. (Canada)*	2,470
17,580	Franco-Nevada Corp. (Canada)	2,800
1,200,838	Glencore PLC (United Kingdom)*	4,819
14,480	Newmont Corp. CDI (Australia)[1]	893
320,373	Severstal PAO GDR (Russia)*,1	— [x]
59,562	Southern Copper Corp. (Peru)	5,608
130,900	Sumitomo Metal Mining Co. Ltd. (Japan)	2,879
58,840	Valterra Platinum Ltd. (South Africa)	2,643
		34,683
OIL, GAS & CONSUMABLE FUELS—3.6%
1,365,059	BP PLC (United Kingdom)	7,317
99,178	Canadian Natural Resources Ltd. (Canada)	3,139
74,343	Equinor ASA (Norway)	1,910
211,500	Idemitsu Kosan Co. Ltd. (Japan)	1,360
97,500	Inpex Corp. (Japan)	1,388
97,545	PrairieSky Royalty Ltd. (Canada)	1,678
574,733	PRIO SA (Brazil)*	4,330
517,157	Santos Ltd. (Australia)	2,602
288,574	Secure Waste Infrastructure Corp. (Canada)	3,153
		26,877
PAPER & FOREST PRODUCTS—0.2%
25,333	Stella-Jones, Inc. (Canada)	1,444
PASSENGER AIRLINES—1.4%
42,472	Copa Holdings SA Class A (Panama)	4,700
289,359	easyJet PLC (United Kingdom)	1,876
44,625	Exchange Income Corp. (Canada)	2,112
207,173	Qantas Airways Ltd. (Australia)	1,437
		10,125
PERSONAL CARE PRODUCTS—0.2%
83,900	Shiseido Co. Ltd. (Japan)	1,364
PHARMACEUTICALS—1.1%
138,854	Novo Nordisk AS Class B (Denmark)	6,458
55,900	Tsumura & Co. (Japan)	1,379
		7,837
PROFESSIONAL SERVICES—2.6%
101,135	ALS Ltd. (Australia)	1,176
61,661	Capita PLC (United Kingdom)*	246
63,934	Experian PLC (United Kingdom)	3,369

COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
56,143	Intertek Group PLC (United Kingdom)	$3,650
328,871	IPH Ltd. (Australia)	1,104
378,294	Pagegroup PLC (United Kingdom)	1,323
34,930	Randstad NV (Netherlands)	1,660
134,050	RELX PLC (United Kingdom)	6,965
		19,493
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.1%
1,035,199	China Resources Land Ltd. (China)	3,796
107,300	Daiwa House Industry Co. Ltd. (Japan)	3,548
226,972	Henderson Land Development Co. Ltd. (Hong Kong)	794
		8,138
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.4%
9,127	ASML Holding NV (Netherlands)	6,326
39,000	ASMPT Ltd. (Hong Kong)	330
124,000	MediaTek, Inc. (Taiwan)	5,615
531,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	20,443
		32,714
SOFTWARE—0.9%
1,227	Constellation Software, Inc. (Canada)	4,233
37,245	Dassault Systemes SE (France)	1,224
6,244	Lumine Group, Inc. (Canada)*	242
7,000	Oracle Corp. (Japan)	757
		6,456
SPECIALTY RETAIL—1.6%
96,200	ABC-Mart, Inc. (Japan)	1,800
12,200	Nitori Holdings Co. Ltd. (Japan)	1,033
340,022	Pets at Home Group PLC (United Kingdom)	1,024
268,100	USS Co. Ltd. (Japan)	2,914
122,992	WH Smith PLC (United Kingdom)	1,660
1,239,000	Zhongsheng Group Holdings Ltd. (China)	2,084
154,500	ZOZO, Inc. (Japan)	1,530
		12,045
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.3%
304,529	Advantech Co. Ltd. (Taiwan)	3,388
122,950	Samsung Electronics Co. Ltd. (South Korea)	6,266
		9,654
TEXTILES, APPAREL & LUXURY GOODS—2.3%
13,674	adidas AG (Germany)	2,613
34,467	Cie Financiere Richemont SA Class A (Switzerland)	5,628
45,347	Gildan Activewear, Inc. (Canada)	2,291
700,000	Li Ning Co. Ltd. (China)	1,483
1,058,100	Samsonite Group SA (Hong Kong)[2]	2,158
444,700	Shenzhou International Group Holdings Ltd. (China)	3,200
		17,373
TRADING COMPANIES & DISTRIBUTORS—2.0%
291,300	BOC Aviation Ltd. (China)[2]	2,646
43,737	Brenntag SE (Germany)	2,713
119,996	Bunzl PLC (United Kingdom)	3,561
41,917	Finning International, Inc. (Canada)	1,827
63,300	Mitsubishi Corp. (Japan)	1,249
42,638	Rexel SA (France)	1,289
50,883	Richelieu Hardware Ltd. (Canada)	1,273
		14,558
TRANSPORTATION INFRASTRUCTURE—0.2%
152,500	Mitsubishi Logistics Corp. (Japan)	1,304

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
WIRELESS TELECOMMUNICATION SERVICES—0.5%
87,213	Millicom International Cellular SA (Sweden)	$3,502
TOTAL COMMON STOCKS (Cost $497,761)		$732,200

PREFERRED STOCKS—0.5%

(Cost $2,507)
BEVERAGES—0.5%
998,742	Embotelladora Andina SA Class B (Chile)	3,832

Short-Term Investments—0.0%

Shares		Value
(Cost $7)
7,450	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 4.320%)[4]	$7
TOTAL INVESTMENTS—98.5% (Cost $500,275)		736,039
CASH AND OTHER ASSETS, LESS LIABILITIES—1.5%		11,213
TOTAL NET ASSETS—100%		$747,252

RIGHTS/WARRANTS
Description	Shares	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Constellation Software, Inc. (Canada)*	3,982	CAD 0.00	03/31/2040	$—	$—[x]
FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2025 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$28,201	$—	$28,201
Europe	4,904	309,182	—	314,086
Latin America	36,315	—	—	36,315
Middle East/Central Asia	—	33,245	—	33,245
North America	71,342	—	—	71,342
Pacific Basin	9,596	239,415	—	249,011
Preferred Stocks
Latin America	3,832	—	—	3,832
Short-Term Investments
Investment Company-Securities Lending Investment Fund	7	—	—	7
Total Investments in Securities	$125,996	$610,043	$—	$736,039
Financial Derivative Instruments - Assets
Rights/Warrants	$—	$—	$—	—
Total Investments	$125,996	$610,043	$—	$736,039
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2025. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2024 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2025 (000s)	Unrealized Gain/(Loss) as of 07/31/2025 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(12,038)
Rights/Warrants	—	—	—	—	—	—	—	—	—	—
	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(12,038)

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2025 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
John Wood Group PLC (United Kingdom)*	$—	Market Approach	Estimated Recovery Value	GBP 0.00
Severstal PAO GDR (Russia)*	—	Market Approach	Estimated Recovery Value	$0.00
X5 Retail Group NV GDR (Russia)*	—	Market Approach	Estimated Recovery Value	$0.00
	$—
Financial Derivative Instruments
Rights/Warrants
Constellation Software, Inc. (Canada)*	$—	Market Approach	Estimated Recovery Value	CAD 0.00

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2025, the aggregate value of these securities was $11,061 or 1% of net assets.
3
All or a portion of this security was out on loan as of July 31, 2025. The market value of securities on loan and cash collateral were $7 and $7, respectively.
4
Represents the investment of collateral received from securities lending activities.
GBP
Great British Pound
CAD
Canadian Dollar
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.7%
Shares		Value
AEROSPACE & DEFENSE—4.3%
1,810,712	BAE Systems PLC (United Kingdom)	$43,205
7,830,475	Rolls-Royce Holdings PLC (United Kingdom)	111,137
		154,342
AUTOMOBILE COMPONENTS—1.0%
833,100	Bridgestone Corp. (Japan)	33,699
1,048,507	Johnson Electric Holdings Ltd. (Hong Kong)	3,090
		36,789
AUTOMOBILES—0.6%
109,308	Bayerische Motoren Werke AG (Germany)	10,401
3,942,500	Mitsubishi Motors Corp. (Japan)	10,359
		20,760
BANKS—14.9%
11,406,900	Bank Central Asia Tbk. PT (Indonesia)	5,717
2,188,919	Bank of Ireland Group PLC (Ireland)	29,353
12,986,621	Barclays PLC (United Kingdom)	63,479
6,125,405	CaixaBank SA (Spain)	57,630
31,727	Capitec Bank Holdings Ltd. (South Africa)	6,150
524,138	Close Brothers Group PLC (United Kingdom)*	2,786
766,617	DBS Group Holdings Ltd. (Singapore)	28,138
1,328,273	DNB Bank ASA (Norway)	33,605
384,600	Grupo Financiero Banorte SAB de CV Class O (Mexico)	3,425
414,049	HDFC Bank Ltd. (India)	9,501
2,210,000	Japan Post Bank Co. Ltd. (Japan)	24,666
26,349,285	Lloyds Banking Group PLC (United Kingdom)	27,020
1,580,900	Mitsubishi UFJ Financial Group, Inc. (Japan)	21,789
428,992	National Bank of Greece SA (Greece)	5,984
3,250,100	Resona Holdings, Inc. (Japan)	29,589
144,441	Shinhan Financial Group Co. Ltd. (South Korea)	7,033
2,736,378	Standard Chartered PLC (United Kingdom)	49,055
1,192,500	Sumitomo Mitsui Trust Group, Inc. (Japan)	31,261
1,430,153	Svenska Handelsbanken AB Class A (Sweden)	17,426
1,097,480	UniCredit SpA (Italy)	80,746
		534,353
BEVERAGES—4.1%
407,200	Arca Continental SAB de CV (Mexico)	4,245
1,899,000	Asahi Group Holdings Ltd. (Japan)	24,091
239,155	Carlsberg AS Class B (Denmark)	29,815
142,823	Coca-Cola Europacific Partners PLC (United States)	13,842
3,527,966	Davide Campari-Milano NV (Italy)	24,300
1,385,086	Diageo PLC (United Kingdom)	33,571
1,097,300	Kirin Holdings Co. Ltd. (Japan)	14,460
854,015	Treasury Wine Estates Ltd. (Australia)	4,130
		148,454
BIOTECHNOLOGY—0.6%
126,102	CSL Ltd. (Australia)	21,814
BROADLINE RETAIL—0.5%
31,947	Naspers Ltd. Class N (South Africa)	9,861
161,100	Seria Co. Ltd. (Japan)	2,967
241,586	Vipshop Holdings Ltd. ADR (China)[1]	3,646
		16,474
BUILDING PRODUCTS—2.0%
935,869	Assa Abloy AB Class B (Sweden)	30,968
46,223	Geberit AG (Switzerland)	35,411
1,886,109	Reliance Worldwide Corp. Ltd. (Australia)	5,185
		71,564
CAPITAL MARKETS—4.2%
1,789,705	3i Group PLC (United Kingdom)	97,793
1,736,600	B3 SA - Brasil Bolsa Balcao (Brazil)	3,901

COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
100,900	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	$5,461
840,823	IG Group Holdings PLC (United Kingdom)	12,521
1,956,068	Jupiter Fund Management PLC (United Kingdom)	3,325
3,197,100	Nomura Holdings, Inc. (Japan)	21,121
255,419	Rathbones Group PLC (United Kingdom)	6,439
		150,561
CHEMICALS—0.2%
448,300	Air Water, Inc. (Japan)	6,623
COMMERCIAL SERVICES & SUPPLIES—1.3%
141,846	Befesa SA (Germany)[2]	4,253
234,000	Daiei Kankyo Co. Ltd. (Japan)	4,822
462,626	Elis SA (France)	12,755
281,400	Secom Co. Ltd. (Japan)	10,106
5,636,768	Serco Group PLC (United Kingdom)	15,532
		47,468
CONSTRUCTION & ENGINEERING—1.1%
319,600	Kinden Corp. (Japan)	10,063
1,159,700	Obayashi Corp. (Japan)	17,077
237,774	Taisei Corp. (Japan)	14,218
		41,358
CONSTRUCTION MATERIALS—1.9%
197,474	Amrize Ltd. (Switzerland)*	9,982
460,181	Cemex SAB de CV ADR (Mexico)[1]	4,004
197,474	Holcim AG (Switzerland)	15,748
575,600	Taiheiyo Cement Corp. (Japan)	14,066
692,123	Wienerberger AG (Austria)	23,202
		67,002
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.1%
140,566	Bid Corp. Ltd. (South Africa)	3,533
603,435	Koninklijke Ahold Delhaize NV (Netherlands)	23,834
864,000	Seven & i Holdings Co. Ltd. (Japan)	11,390
95,013	X5 Retail Group NV GDR (Russia)*,1	— [x]
		38,757
CONTAINERS & PACKAGING—0.5%
4,388,927	Orora Ltd. (Australia)	5,825
548,600	Toyo Seikan Group Holdings Ltd. (Japan)	11,362
		17,187
DISTRIBUTORS—0.2%
743,116	Inchcape PLC (United Kingdom)	6,877
DIVERSIFIED CONSUMER SERVICES—0.1%
128,569	Laureate Education, Inc. (United States)*	2,906
DIVERSIFIED TELECOMMUNICATION SERVICES—1.5%
51,930,300	NTT, Inc. (Japan)	52,442
ELECTRICAL EQUIPMENT—3.1%
169,783	Havells India Ltd. (India)	2,897
122,653	Legrand SA (France)	18,117
758,400	Mitsubishi Electric Corp. (Japan)	17,058
197,306	Schneider Electric SE (France)	51,061
1,199,252	Vestas Wind Systems AS (Denmark)	21,896
		111,029
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.2%
221,000	Delta Electronics, Inc. (Taiwan)	4,163
232,900	Murata Manufacturing Co. Ltd. (Japan)	3,467
		7,630

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ENERGY EQUIPMENT & SERVICES—0.6%
3,006,233	John Wood Group PLC (United Kingdom)*	$— [x]
490,737	Technip Energies NV (France)	21,191
		21,191
ENTERTAINMENT—0.1%
224,403	Tencent Music Entertainment Group ADR (China)[1]	4,710
FINANCIAL SERVICES—0.6%
797,997	Edenred SE (France)	22,789
FOOD PRODUCTS—1.7%
527,729	AVI Ltd. (South Africa)	2,721
243,741	Bakkafrost P (Norway)	9,736
193,612	Gruma SAB de CV Class B (Mexico)	3,335
516,495	Marico Ltd. (India)	4,174
208,300	Megmilk Snow Brand Co. Ltd. (Japan)	3,937
307,100	NH Foods Ltd. (Japan)	10,317
257,161	Salmar ASA (Norway)	10,415
162,300	Toyo Suisan Kaisha Ltd. (Japan)	10,369
100,610	Viscofan SA (Spain)	6,885
		61,889
GROUND TRANSPORTATION—0.8%
619,600	East Japan Railway Co. (Japan)	13,281
732,300	West Japan Railway Co. (Japan)	16,033
		29,314
HEALTH CARE EQUIPMENT & SUPPLIES—3.5%
63,850	BioMerieux (France)	9,136
250,638	Coloplast AS Class B (Denmark)	22,891
5,734,202	ConvaTec Group PLC (United Kingdom)[2]	17,667
508,388	Demant AS (Denmark)*	19,262
81,216	EssilorLuxottica SA (France)	24,150
2,665,600	Olympus Corp. (Japan)	31,846
		124,952
HEALTH CARE PROVIDERS & SERVICES—0.8%
295,687	Amplifon SpA (Italy)	4,977
301,191	Fresenius Medical Care AG (Germany)	15,277
100,900	Medipal Holdings Corp. (Japan)	1,671
506,500	Ship Healthcare Holdings, Inc. (Japan)	7,068
		28,993
HEALTH CARE TECHNOLOGY—0.3%
941,200	M3, Inc. (Japan)	11,576
HOTELS, RESTAURANTS & LEISURE—4.0%
240,543	Aristocrat Leisure Ltd. (Australia)	10,771
1,209,091	Compass Group PLC (United Kingdom)	42,487
189,847	Domino’s Pizza Enterprises Ltd. (Australia)	2,216
2,565,078	Entain PLC (United Kingdom)	34,445
2,159,000	Galaxy Entertainment Group Ltd. (Hong Kong)	10,529
164,435	InterContinental Hotels Group PLC (United Kingdom)	18,916
6,387,508	SSP Group PLC (United Kingdom)	14,355
212,169	Whitbread PLC (United Kingdom)	8,523
		142,242
HOUSEHOLD DURABLES—1.5%
1,142,736	Barratt Redrow PLC (United Kingdom)	5,627
207,971	GN Store Nord AS (Denmark)*	2,979
468,700	Midea Group Co. Ltd. Class A (China)	4,564
678,200	Nikon Corp. (Japan)	6,587
1,415,900	Sony Group Corp. (Japan)	34,057
		53,814
HOUSEHOLD PRODUCTS—0.8%
393,666	Reckitt Benckiser Group PLC (United Kingdom)	29,504

COMMON STOCKS—Continued
Shares		Value
INDUSTRIAL CONGLOMERATES—1.6%
1,096,500	CK Hutchison Holdings Ltd. (Hong Kong)	$7,137
275,126	DCC PLC (United Kingdom)	17,232
305,200	Hitachi Ltd. (Japan)	9,339
308,500	Jardine Matheson Holdings Ltd. (Hong Kong)	16,752
779,500	Swire Pacific Ltd. Class A (Hong Kong)	7,046
		57,506
INSURANCE—6.5%
243,339	Admiral Group PLC (United Kingdom)	10,969
6,312,600	AIA Group Ltd. (Hong Kong)	58,860
76,324	Hannover Rueck SE (Germany)	23,152
1,006,563	Hiscox Ltd. (United Kingdom)	17,137
1,400,400	Japan Post Holdings Co. Ltd. (Japan)	12,969
2,306,180	Prudential PLC (United Kingdom)	29,256
1,167,597	QBE Insurance Group Ltd. (Australia)	17,320
2,447,891	Sampo OYJ Class A (Finland)	26,275
947,400	Tokio Marine Holdings, Inc. (Japan)	38,041
		233,979
INTERACTIVE MEDIA & SERVICES—1.0%
1,338,389	Auto Trader Group PLC (United Kingdom)[2]	14,776
2,063,512	Rightmove PLC (United Kingdom)	22,268
		37,044
IT SERVICES—0.6%
126,884	Alten SA (France)	10,313
376,000	NEC Corp. (Japan)	10,797
56,700	NS Solutions Corp. (Japan)	1,330
		22,440
LEISURE PRODUCTS—0.4%
635,500	Sega Sammy Holdings, Inc. (Japan)	12,991
LIFE SCIENCES TOOLS & SERVICES—0.9%
347,926	Eurofins Scientific SE (France)	26,645
104,737	Gerresheimer AG (Germany)	5,164
		31,809
MACHINERY—5.0%
208,049	Alfa Laval AB (Sweden)	9,039
206,904	ANDRITZ AG (Austria)	14,399
2,003,991	CNH Industrial NV (United States)	25,972
748,930	Fluidra SA (Spain)[3]	18,679
257,082	GEA Group AG (Germany)	18,466
127,200	IHI Corp. (Japan)	14,164
670,200	Kubota Corp. (Japan)	7,516
323,400	Mitsubishi Heavy Industries Ltd. (Japan)	7,722
2,206,277	Rotork PLC (United Kingdom)	9,463
627,510	Sandvik AB (Sweden)	15,311
1,638,300	Sany Heavy Industry Co. Ltd. Class A (China)	4,535
115,756	Stabilus SE (Germany)	3,318
901,500	Techtronic Industries Co. Ltd. (Hong Kong)	10,780
68,400	Toyota Industries Corp. (Japan)	7,314
543,542	Wartsila OYJ Abp (Finland)	15,017
		181,695
MARINE TRANSPORTATION—0.2%
884,506	Irish Continental Group PLC (Ireland)	5,579
MEDIA—1.3%
488,353	Future PLC (United Kingdom)	4,567
997,200	Hakuhodo DY Holdings, Inc. (Japan)	7,847
7,023,317	ITV PLC (United Kingdom)	7,618
570,700	Nippon Television Holdings, Inc. (Japan)	12,343
362,600	TBS Holdings, Inc. (Japan)	11,928
612,553	WPP PLC (United Kingdom)	3,317
		47,620

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
METALS & MINING—3.8%
309,932	Acerinox SA (Spain)	$3,577
807,575	ArcelorMittal SA (France)	25,177
934,840	BHP Group Ltd. (Australia)	23,610
1,381,964	Deterra Royalties Ltd. (Australia)	3,659
281,600	Dowa Holdings Co. Ltd. (Japan)	9,196
526,796	Evolution Mining Ltd. (Australia)	2,384
128,561	First Quantum Minerals Ltd. (Canada)*	2,161
8,591,416	Glencore PLC (United Kingdom)*	34,480
103,862	Newmont Corp. CDI (Australia)[1]	6,406
217,215	Severstal PAO GDR (Russia)*,1	— [x]
52,113	Southern Copper Corp. (Peru)	4,907
926,600	Sumitomo Metal Mining Co. Ltd. (Japan)	20,381
51,441	Valterra Platinum Ltd. (South Africa)	2,310
		138,248
OIL, GAS & CONSUMABLE FUELS—3.0%
9,752,142	BP PLC (United Kingdom)	52,274
529,148	Equinor ASA (Norway)	13,592
1,507,900	Idemitsu Kosan Co. Ltd. (Japan)	9,694
693,100	Inpex Corp. (Japan)	9,869
502,458	PRIO SA (Brazil)*	3,786
3,665,204	Santos Ltd. (Australia)	18,443
		107,658
PASSENGER AIRLINES—0.8%
37,081	Copa Holdings SA Class A (Panama)	4,103
2,066,744	easyJet PLC (United Kingdom)	13,401
1,482,635	Qantas Airways Ltd. (Australia)	10,283
		27,787
PERSONAL CARE PRODUCTS—0.3%
591,300	Shiseido Co. Ltd. (Japan)	9,612
PHARMACEUTICALS—1.5%
992,224	Novo Nordisk AS Class B (Denmark)	46,147
395,500	Tsumura & Co. (Japan)	9,756
		55,903
PROFESSIONAL SERVICES—3.8%
693,102	ALS Ltd. (Australia)	8,057
438,882	Capita PLC (United Kingdom)*	1,752
452,948	Experian PLC (United Kingdom)	23,866
401,372	Intertek Group PLC (United Kingdom)	26,097
2,171,614	IPH Ltd. (Australia)	7,287
2,707,671	Pagegroup PLC (United Kingdom)	9,471
249,761	Randstad NV (Netherlands)	11,871
957,462	RELX PLC (United Kingdom)	49,751
		138,152
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.9%
897,432	China Resources Land Ltd. (China)	3,291
750,300	Daiwa House Industry Co. Ltd. (Japan)	24,805
1,624,879	Henderson Land Development Co. Ltd. (Hong Kong)	5,686
		33,782
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.0%
65,160	ASML Holding NV (Netherlands)	45,161
279,800	ASMPT Ltd. (Hong Kong)	2,367
108,000	MediaTek, Inc. (Taiwan)	4,891
465,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	17,902
		70,321
SOFTWARE—0.4%
265,099	Dassault Systemes SE (France)	8,709

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
49,300	Oracle Corp. (Japan)	$5,331
		14,040
SPECIALTY RETAIL—2.0%
673,200	ABC-Mart, Inc. (Japan)	12,598
88,000	Nitori Holdings Co. Ltd. (Japan)	7,452
2,439,177	Pets at Home Group PLC (United Kingdom)	7,347
1,851,700	USS Co. Ltd. (Japan)	20,126
879,134	WH Smith PLC (United Kingdom)	11,867
1,090,000	Zhongsheng Group Holdings Ltd. (China)	1,833
1,107,900	ZOZO, Inc. (Japan)	10,968
		72,191
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.2%
263,557	Advantech Co. Ltd. (Taiwan)	2,932
107,574	Samsung Electronics Co. Ltd. (South Korea)	5,482
		8,414
TEXTILES, APPAREL & LUXURY GOODS—2.2%
97,701	adidas AG (Germany)	18,673
246,269	Cie Financiere Richemont SA Class A (Switzerland)	40,210
616,000	Li Ning Co. Ltd. (China)	1,305
7,211,100	Samsonite Group SA (Hong Kong)[2]	14,709
389,018	Shenzhou International Group Holdings Ltd. (China)	2,800
		77,697
TRADING COMPANIES & DISTRIBUTORS—1.8%
254,900	BOC Aviation Ltd. (China)[2]	2,316
312,669	Brenntag SE (Germany)	19,398
824,015	Bunzl PLC (United Kingdom)	24,455
454,100	Mitsubishi Corp. (Japan)	8,956
303,484	Rexel SA (France)	9,172
		64,297
TRANSPORTATION INFRASTRUCTURE—0.3%
1,083,000	Mitsubishi Logistics Corp. (Japan)	9,258
WIRELESS TELECOMMUNICATION SERVICES—0.1%
75,586	Millicom International Cellular SA (Sweden)	3,035
TOTAL COMMON STOCKS (Cost $2,493,965)		3,546,422

PREFERRED STOCKS—0.1%

(Cost $2,230)
BEVERAGES—0.1%
873,852	Embotelladora Andina SA Class B (Chile)	3,353

Short-Term Investments—0.0%

(Cost $1,221)
1,221,257	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 4.320%)[4]	1,221
TOTAL INVESTMENTS—98.8% (Cost $2,497,416)		3,550,996
CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		44,170
TOTAL NET ASSETS—100%		$3,595,166

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2025 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$24,575	$—	$24,575
Europe	13,017	2,164,865	—	2,177,882
Latin America	31,706	—	—	31,706
Middle East/Central Asia	—	29,087	—	29,087
North America	44,881	—	—	44,881
Pacific Basin	8,356	1,229,935	—	1,238,291
Preferred Stocks
Latin America	3,353	—	—	3,353
Short-Term Investments
Investment Company-Securities Lending Investment Fund	1,221	—	—	1,221
Total Investments in Securities	$102,534	$3,448,462	$—	$3,550,996
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2025. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2024 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2025 (000s)	Unrealized Gain/(Loss) as of 07/31/2025 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(14,518)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2025 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
John Wood Group PLC (United Kingdom)*	$—	Market Approach	Estimated Recovery Value	GBP 0.00
Severstal PAO GDR (Russia)*	—	Market Approach	Estimated Recovery Value	$0.00
X5 Retail Group NV GDR (Russia)*	—	Market Approach	Estimated Recovery Value	$0.00
	$—

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2025, the aggregate value of these securities was $53,721 or 1% of net assets.
3
All or a portion of this security was out on loan as of July 31, 2025. The market value of securities on loan and cash collateral were $1,087 and $1,221, respectively.
4
Represents the investment of collateral received from securities lending activities.
GBP
Great British Pound
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Compounders Fund
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.4%
Shares		Value
BANKS—8.5%
2,111,800	Bank Central Asia Tbk. PT (Indonesia)	$1,058
38,112	HDFC Bank Ltd. ADR (India)[1]	2,926
		3,984
BEVERAGES—1.7%
32,705	Diageo PLC (United Kingdom)	793
BUILDING PRODUCTS—3.3%
46,949	Assa Abloy AB Class B (Sweden)	1,554
CAPITAL MARKETS—3.9%
6,414	Deutsche Boerse AG (Germany)	1,856
CHEMICALS—4.7%
4,869	Linde PLC (United States)	2,241
CONSTRUCTION & ENGINEERING—2.5%
8,672	Vinci SA (France)	1,205
CONSTRUCTION MATERIALS—2.3%
4,646	Heidelberg Materials AG (Germany)	1,072
ELECTRIC UTILITIES—2.7%
52,332	SSE PLC (United Kingdom)	1,283
ELECTRICAL EQUIPMENT—3.5%
6,301	Schneider Electric SE (France)	1,631
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.3%
3,000	Keyence Corp. (Japan)	1,085
FOOD PRODUCTS—3.1%
16,803	Nestle SA (United States)	1,468
HEALTH CARE EQUIPMENT & SUPPLIES—3.7%
13,800	Hoya Corp. (Japan)	1,741
HOTELS, RESTAURANTS & LEISURE—3.4%
45,555	Compass Group PLC (United Kingdom)	1,601
HOUSEHOLD DURABLES—3.8%
73,900	Sony Group Corp. (Japan)	1,778
INDUSTRIAL CONGLOMERATES—4.0%
7,504	Siemens AG (Germany)	1,911

COMMON STOCKS—Continued
Shares		Value
INSURANCE—3.9%
197,000	AIA Group Ltd. (Hong Kong)	$1,837
MACHINERY—6.8%
78,732	Atlas Copco AB Class A (Sweden)	1,199
46,293	Epiroc AB Class A (Sweden)	942
3,000	SMC Corp. (Japan)	1,044
		3,185
PERSONAL CARE PRODUCTS—3.1%
3,260	L’Oreal SA (France)	1,443
PHARMACEUTICALS—8.4%
11,921	AstraZeneca PLC (United Kingdom)	1,739
7,577	Galderma Group AG (Switzerland)	1,168
22,395	Novo Nordisk AS Class B (Denmark)	1,041
		3,948
PROFESSIONAL SERVICES—3.8%
34,167	RELX PLC (United Kingdom)	1,775
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.4%
1,708	ASML Holding NV (Netherlands)	1,184
11,504	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	2,779
		3,963
SOFTWARE—4.5%
7,366	SAP SE (Germany)	2,106
TEXTILES, APPAREL & LUXURY GOODS—2.2%
1,955	LVMH Moet Hennessy Louis Vuitton SE (France)	1,049
TRADING COMPANIES & DISTRIBUTORS—4.9%
10,426	Ferguson Enterprises, Inc. (United States)	2,322
TOTAL COMMON STOCKS (Cost $44,967)		46,831
TOTAL INVESTMENTS—99.4% (Cost $44,967)		46,831
CASH AND OTHER ASSETS, LESS LIABILITIES—0.6%		265
TOTAL NET ASSETS—100%		$47,096

⬤

Harbor International Compounders Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2025 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$26,552	$—	$26,552
Middle East/Central Asia	2,926	—	—	2,926
North America	2,241	3,790	—	6,031
Pacific Basin	2,779	8,543	—	11,322
Total Investments in Securities	$7,946	$38,885	$—	$46,831
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—94.3%
Shares		Value
AEROSPACE & DEFENSE—2.8%
11,962	Airbus SE (France)	$2,405
4,317	Dassault Aviation SA (France)	1,344
94,682	Leonardo SpA (Italy)	5,104
1,989	MTU Aero Engines AG (Germany)	858
16,874	Safran SA (France)	5,564
378,600	Singapore Technologies Engineering Ltd. (Singapore)	2,547
		17,822
AUTOMOBILE COMPONENTS—0.7%
18,400	Aisin Corp. (Japan)	254
27,637	Continental AG (Germany)	2,361
105,200	Denso Corp. (Japan)	1,427
8,700	Ichikoh Industries Ltd. (Japan)	22
28,000	Johnson Electric Holdings Ltd. (Hong Kong)	83
111,600	Somboon Advance Technology PCL NVDR (Thailand)[1]	44
		4,191
AUTOMOBILES—0.3%
466,500	BAIC Motor Corp. Ltd. Class H (China)*,2	127
132,500	Mazda Motor Corp. (Japan)	794
384,800	Nissan Motor Co. Ltd. (Japan)*	816
23,300	Subaru Corp. (Japan)	429
		2,166
BANKS—18.1%
123,629	ABN AMRO Bank NV CVA (Netherlands)[1,2]	3,574
217,714	Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	963
78,824	Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	518
301,111	ANZ Group Holdings Ltd. (Australia)	5,909
5,700	Awa Bank Ltd. (Japan)	121
554,239	Banco Bilbao Vizcaya Argentaria SA (Spain)	9,244
676,804	Banco Santander SA (Spain)	5,814
164,300	Bangkok Bank PCL NVDR (Thailand)[1]	743
741,065	Bank Danamon Indonesia Tbk. PT (Indonesia)	112
20,337	Bank Polska Kasa Opieki SA (Poland)	1,104
396,689	Barclays PLC ADR (United Kingdom)[1]	7,783
160,848	BNP Paribas SA (France)	14,666
734,704	CaixaBank SA (Spain)	6,912
32,260	Commercial Bank of Dubai PSC (United Arab Emirates)	90
4,551	Credit Agricole SA (France)	84
106,800	Dah Sing Banking Group Ltd. (Hong Kong)	125
8,361	Danske Bank AS (Denmark)	332
40,878	DNB Bank ASA (Norway)	1,034
13,212	Erste Group Bank AG (Austria)	1,208
299,880	Eurobank Ergasias Services & Holdings SA (Greece)	1,101
37,272	Faisal Islamic Bank of Egypt (Egypt)	37
19,879	Hana Financial Group, Inc. (South Korea)	1,215
418,097	ING Groep NV (Netherlands)	9,744
6,119	Israel Discount Bank Ltd. Class A (Israel)	59
67,300	Japan Post Bank Co. Ltd. (Japan)	751
24,189	KBC Group NV (Belgium)	2,523
15,640	Komercni Banka AS (Czech Republic)	745
838,340	Lloyds Banking Group PLC (United Kingdom)	860
118,900	Mizuho Financial Group, Inc. (Japan)	3,488
88,172	National Bank of Greece SA (Greece)	1,230
1,180,225	NatWest Group PLC (United Kingdom)	8,193
59,600	Oversea-Chinese Banking Corp. Ltd. (Singapore)	772
56,670	Piraeus Financial Holdings SA (Greece)	436
2,329,000	Postal Savings Bank of China Co. Ltd. Class H (China)[2]	1,645
3,788	Pureun Savings Bank (South Korea)	26
14,933	Raiffeisen Bank International AG (Austria)	431
484,616	Sharjah Islamic Bank (United Arab Emirates)	398
164,362	Skandinaviska Enskilda Banken AB Class A (Sweden)	2,875
74,934	Societe Generale SA (France)	4,783
191,851	Standard Chartered PLC (United Kingdom)	3,439
257,500	Sumitomo Mitsui Financial Group, Inc. (Japan)	6,496
11,100	Towa Bank Ltd. (Japan)	56

COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
28,467	UniCredit SpA (Italy)	$2,094
		113,733
BEVERAGES—1.0%
32,608	Anheuser-Busch InBev SA (Belgium)	1,875
2,526	Anheuser-Busch InBev SA ADR (Belgium)[1]	146
8,996	Carlsberg AS Class B (Denmark)	1,121
5,674	Coca-Cola HBC AG (Italy)	295
5,124	Fomento Economico Mexicano SAB de CV ADR (Mexico)[1]	463
14,638	Ginebra San Miguel, Inc. (Philippines)	72
34,033	Heineken Holding NV (Netherlands)	2,297
		6,269
BIOTECHNOLOGY—0.0%
9,335	AC Immune SA (Switzerland)*	20
6,102	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	52
		72
BROADLINE RETAIL—1.1%
97,781	Allegro.eu SA (Poland)*,2	959
60,057	Falabella SA (Chile)	300
17,134	Kt alpha Co. Ltd. (South Korea)*	60
5,500	MrMax Holdings Ltd. (Japan)	31
22,269	Next PLC (United Kingdom)	3,615
13,764	Prosus NV (China)	786
75,639	Vipshop Holdings Ltd. ADR (China)[1]	1,141
		6,892
BUILDING PRODUCTS—0.8%
171	Belimo Holding AG (Switzerland)	199
300	BRC Asia Ltd. (Singapore)	1
29,000	Daikin Industries Ltd. (Japan)	3,565
30,994	Eurocell PLC (United Kingdom)	62
25,902	Rockwool AS Class B (Denmark)	1,135
		4,962
CAPITAL MARKETS—4.7%
292,884	Deutsche Bank AG (Germany)	9,646
30,829	Deutsche Boerse AG (Germany)	8,921
8,727	Euronext NV (Netherlands)[2]	1,407
2,082	Fiducian Group Ltd. (Australia)	15
2,210	Flow Traders Ltd. (Netherlands)*	66
145,862	Investec PLC (United Kingdom)	1,073
256,600	Japan Exchange Group, Inc. (Japan)	2,508
4,261	Netwealth Group Ltd. (Australia)	102
290,000	Nomura Holdings, Inc. (Japan)	1,916
25,300	SBI Holdings, Inc. (Japan)	940
26,200	Singapore Exchange Ltd. (Singapore)	321
858	Titanium OYJ (Finland)	6
71,531	UBS Group AG (Switzerland)	2,658
		29,579
CHEMICALS—0.5%
100	Achilles Corp. (Japan)	1
960	Kukdo Chemical Co. Ltd. (South Korea)	28
2,200	Nippon Carbide Industries Co., Inc. (Japan)	27
110,650	Orica Ltd. (Australia)	1,511
7,100	Riken Technos Corp. (Japan)	55
52,046	Sasol Ltd. (South Africa)*	268
5,600	Sekisui Kasei Co. Ltd. (Japan)	13
36,767	Yara International ASA (Brazil)	1,359
4,200	Zacros Corp. (Japan)	109
		3,371
COMMERCIAL SERVICES & SUPPLIES—1.1%
800	Ajis Co. Ltd. (Japan)	16

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
4,000	Azienda Bresciana Petroli Nocivelli SpA (Italy)	$26
411,143	Brambles Ltd. (Australia)	6,290
1,074	Cewe Stiftung & Co. KGaA (Germany)	123
7,200	Kyodo Printing Co. Ltd. (Japan)	66
8,961	Mears Group PLC (United Kingdom)	46
5,900	Prestige International, Inc. (Japan)	26
1,900	Sato Corp. (Japan)	27
9,067	SPIE SA (France)	534
2,500	Takara & Co. Ltd. (Japan)	59
		7,213
COMMUNICATIONS EQUIPMENT—1.0%
1,712	EVS Broadcast Equipment SA (Belgium)	74
4,882	Nokia OYJ (Finland)	20
156,724	Nokia OYJ ADR (Finland)[1]	639
754,036	Telefonaktiebolaget LM Ericsson ADR (Sweden)[1]	5,444
		6,177
CONSTRUCTION & ENGINEERING—0.9%
4,157	AF Gruppen ASA (Norway)	63
251,270	Analogue Holdings Ltd. (Hong Kong)	26
13,188	Boustead Singapore Ltd. (Singapore)	16
11,980	Bouygues SA (France)	493
18,032	Costain Group PLC (United Kingdom)	39
5,000	Dai-Ichi Cutter Kogyo KK (Japan)	44
30,582	Eiffage SA (France)	4,105
19,918	GenusPlus Group Ltd. (Australia)	58
4,546	HOCHTIEF AG (Germany)	991
7,200	Obayashi Corp. (Japan)	106
24,201	Service Stream Ltd. (Australia)	31
		5,972
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.3%
11,800	Axial Retailing, Inc. (Japan)	89
201,704	Koninklijke Ahold Delhaize NV (Netherlands)	7,967
7,200	Medical System Network Co. Ltd. (Japan)	23
3,600	Orsero SpA (Italy)	58
		8,137
CONTAINERS & PACKAGING—0.0%
9,900	Thantawan Industry PCL NVDR (Thailand)[1]	8
DISTRIBUTORS—0.0%
52,861	Smiths News PLC (United Kingdom)	39
DIVERSIFIED CONSUMER SERVICES—0.0%
2,300	Aucnet, Inc. (Japan)	25
710,000	China Yuhua Education Corp. Ltd. (China)*,2	48
8,558	D2L, Inc. (Canada)*	99
2,713	MegaStudy Co. Ltd. (South Korea)	22
2,761	MegaStudyEdu Co. Ltd. (South Korea)	99
		293
DIVERSIFIED REITS—0.0%
11,272	Concentradora Fibra Danhos SA de CV (Mexico)	15
DIVERSIFIED TELECOMMUNICATION SERVICES—3.0%
9,461	Chunghwa Telecom Co. Ltd. ADR (Taiwan)[1]	411
1,370	Cyber Folks SA (Poland)	66
217,732	Deutsche Telekom AG (Germany)	7,809
389,699	Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	1,977
17,452	Hellenic Telecommunications Organization SA (Greece)	316
604	Magyar Telekom Telecommunications PLC ADR (Hungary)[1]	15
5,395,300	NTT, Inc. (Japan)	5,449
1,013,500	Singapore Telecommunications Ltd. (Singapore)	3,020
		19,063

COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—2.7%
224,598	ABB Ltd. (Switzerland)	$14,666
5,600	Chiyoda Integre Co. Ltd. (Japan)	114
2,167	Elektrotim SA (Poland)	29
700	Fuji Electric Co. Ltd. (Japan)	35
6,600	Futaba Corp. (Japan)	27
124,300	ISDN Holdings Ltd. (China)	35
8,600	NIDEC Corp. (Japan)	165
13,495	Siemens Energy AG (Germany)*	1,562
17,174	Vestas Wind Systems AS (Denmark)	314
51,000	Xingye Alloy Materials Group Ltd. (China)*	7
		16,954
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.8%
11,637	Barco NV (Belgium)	182
2,300	Daitron Co. Ltd. (Japan)	56
77,905	DataTec Ltd. (South Africa)	255
1,000	Enplas Corp. (Japan)	35
7,100	Keyence Corp. (Japan)	2,569
3,713	LG Innotek Co. Ltd. (South Korea)	414
72,300	Murata Manufacturing Co. Ltd. (Japan)	1,076
2,450	Namuga Co. Ltd. (South Korea)	26
2,700	Nihon Denkei Co. Ltd. (Japan)	38
2,700	SMK Corp. (Japan)	39
5,762	WiSoL Co. Ltd. (South Korea)	28
		4,718
ENERGY EQUIPMENT & SERVICES—0.1%
10,122	BW Offshore Ltd. (Norway)	34
34,656	Enerflex Ltd. (Canada)	276
23,013	PHX Energy Services Corp. (Canada)	138
1,600	Precision Drilling Corp. (Canada)*	90
9,418	Technip Energies NV (France)	407
		945
ENTERTAINMENT—4.1%
1,447	11 bit studios SA (Poland)*	73
122,000	Archosaur Games, Inc. (China)*,2	27
66,700	Capcom Co. Ltd. (Japan)	1,698
22,046	CD Projekt SA (Poland)	1,473
6,454	CTS Eventim AG & Co. KGaA (Germany)	729
3,049	Devsisters Co. Ltd. (South Korea)*	93
396,400	iDreamSky Technology Holdings Ltd. (China)*,2	64
22,879	IGG, Inc. (Singapore)	12
139,900	NetEase, Inc. (China)	3,657
86,700	Nexon Co. Ltd. (Japan)	1,586
11,200	Nintendo Co. Ltd. (Japan)	936
45,328	Sea Ltd. ADR (Singapore)*,1	7,101
11,734	Spotify Technology SA (United States)*	7,352
2,718	TEN Square Games SA (Poland)	59
23,333	Universal Music Group NV (Netherlands)	671
		25,531
FINANCIAL SERVICES—0.5%
69,250	Banca Mediolanum SpA (Italy)	1,221
435,962	M&G PLC (United Kingdom)	1,501
95,700	Pacific Century Regional Developments Ltd. (Singapore)	32
18,889	Pagseguro Digital Ltd. Class A (Brazil)	148
		2,902
FOOD PRODUCTS—0.3%
55,806	a2 Milk Co. Ltd. (New Zealand)	289
78,000	CCK Consolidated Holdings Bhd. (Malaysia)	24
1,500,000	China Starch Holdings Ltd. (China)	41
9,063	Easy Holdings Co. Ltd. (South Korea)	24
24,300	First Resources Ltd. (Indonesia)	28
370,300	Hap Seng Plantations Holdings Bhd. (Malaysia)	167
6,600	High Liner Foods, Inc. (Canada)	81

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
58,700	Kawan Food Bhd. (Malaysia)	$14
1,600	Kenko Mayonnaise Co. Ltd. (Japan)	20
1,961	Kri-Kri Milk Industry SA (Greece)	42
100	Lassonde Industries, Inc. Class A (Canada)	16
561	Maeil Holdings Co. Ltd. (South Korea)	4
528,800	Malindo Feedmill Tbk. PT (Indonesia)	20
191,200	MKH Oil Palm East Kalimantan Bhd. (Malaysia)	28
1,400	Riken Vitamin Co. Ltd. (Japan)	27
811,600	Salim Ivomas Pratama Tbk. PT (Indonesia)	33
98,600	Sarawak Plantation Bhd. (Malaysia)	59
702,500	WH Group Ltd. (Hong Kong)[2]	703
		1,620
GROUND TRANSPORTATION—0.0%
341,700	BTS Rail Mass Transit Growth Infrastructure Fund Class F (Thailand)	27
HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
22,781	Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	493
1,500	Fukuda Denshi Co. Ltd. (Japan)	70
34,800	Olympus Corp. (Japan)	416
16,544	Smith & Nephew PLC ADR (United Kingdom)[1]	505
875	STRATEC SE (Germany)	28
		1,512
HEALTH CARE PROVIDERS & SERVICES—0.0%
19,831	Humana AB (Sweden)	75
4,800	Japan Medical Dynamic Marketing, Inc. (Japan)	17
57,000	Ladprao General Hospital PCL NVDR (Thailand)[1]	7
2,424	Oriola OYJ Class B (Finland)	3
9,200	Vital KSK Holdings, Inc. (Japan)	77
		179
HEALTH CARE TECHNOLOGY—0.4%
21,561	Ascom Holding AG (Switzerland)	109
12,960	Pro Medicus Ltd. (Australia)	2,661
		2,770
HOTELS, RESTAURANTS & LEISURE—1.9%
11,823	Amadeus IT Group SA (Spain)	949
150,580	Aristocrat Leisure Ltd. (Australia)	6,743
4,523	Betsson AB Class B (Sweden)	77
44,995	Carnival PLC ADR (United States)*,1	1,224
400,400	Champ Resto Indonesia Tbk. PT (Indonesia)*	17
9,128	Fuller Smith & Turner PLC Class A (United Kingdom)	71
5,207	Grand Korea Leisure Co. Ltd. (South Korea)	58
83,100	Jaya Bersama Indo Tbk. PT (Indonesia)*	— [x]
82,092	Lottomatica Group SpA (Italy)	2,213
252,000	MGM China Holdings Ltd. (Macao)	532
1,727	Nordrest Holding AB (Sweden)	35
61,600	Zen Corp. Group PCL NVDR (Thailand)[1]	10
		11,929
HOUSEHOLD DURABLES—0.1%
5	Dom Development SA (Poland)	—
50,000	Formosa Prosonic Industries Bhd. (Malaysia)	15
8,465	LG Electronics, Inc. (South Korea)	469
3,500	Nihon Trim Co. Ltd. (Japan)	105
		589
HOUSEHOLD PRODUCTS—0.0%
17,579	McBride PLC (United Kingdom)*	29
247,700	Unilever Indonesia Tbk. PT (Indonesia)	26
		55
INDUSTRIAL CONGLOMERATES—0.1%
1,448	Siemens AG (Germany)	369

COMMON STOCKS—Continued
Shares		Value
INSURANCE—3.4%
11,000	Allianz Malaysia Bhd. (Malaysia)	$45
446,900	Dai-ichi Life Holdings, Inc. (Japan)	3,536
35,836	Doha Insurance Co. QSC (Qatar)	26
30,332	Hanwha Life Insurance Co. Ltd. (South Korea)*	76
8,562	Heungkuk Fire & Marine Insurance Co. Ltd. (South Korea)*	28
556,400	Japan Post Holdings Co. Ltd. (Japan)	5,152
27,600	Japan Post Insurance Co. Ltd. (Japan)	707
78,307	NN Group NV (Netherlands)	5,273
11,581	Talanx AG (Germany)	1,535
118,500	Tokio Marine Holdings, Inc. (Japan)	4,758
		21,136
INTERACTIVE MEDIA & SERVICES—1.8%
128,530	Auto Trader Group PLC (United Kingdom)[2]	1,419
27,100	Baidu, Inc. Class A (China)*	296
41,420	Bilibili, Inc. Class Z (China)*	948
2,833	JOYY, Inc. ADR (China)[1]	142
2,567	Kanzhun Ltd. ADR (China)*,1	49
339,300	Kuaishou Technology (China)*,2	3,313
2,000	MarkLines Co. Ltd. (Japan)	26
12,458	NAVER Corp. (South Korea)	2,097
13,287	REA Group Ltd. (Australia)	2,024
2,059	Scout24 SE (Germany)[2]	275
83,431	Yalla Group Ltd. ADR (United Arab Emirates)*,1	652
31,054	Zhihu, Inc. ADR (China)*,1	131
		11,372
IT SERVICES—2.3%
21,395	Altron Ltd. Class A (South Africa)	25
1,100	Argo Graphics, Inc. (Japan)	38
1,400	Business Brain Showa-Ota, Inc. (Japan)	25
4,200	Core Corp. (Japan)	54
111,100	Fujitsu Ltd. (Japan)	2,420
1,500	GMO GlobalSign Holdings KK (Japan)	23
2,600	ID Holdings Corp. (Japan)	44
164,885	Infosys Ltd. ADR (India)[1]	2,757
418,000	Mastersystem Infotama PT (Indonesia)	39
93,000	NEC Corp. (Japan)	2,671
59,400	Obic Co. Ltd. (Japan)	2,115
33,800	Otsuka Corp. (Japan)	640
44,100	TIS, Inc. (Japan)	1,407
4,200	Ubicom Holdings, Inc. (Japan)	28
15,338	Wix.com Ltd. (Israel)*	2,086
700	Zuken, Inc. (Japan)	27
		14,399
LEISURE PRODUCTS—0.0%
7,500	Sankyo Co. Ltd. (Japan)	140
MACHINERY—3.7%
8,382	Daechang Forging Co. Ltd. (South Korea)	37
5,396	Duerr AG (Germany)	139
3,602	DY POWER Corp. (South Korea)	35
101	Exel Industries SA Class A (France)	5
74,100	FANUC Corp. (Japan)	2,063
2,900	Glory Ltd. (Japan)	74
74,439	Heidelberger Druckmaschinen AG (Germany)*	193
140,300	Komatsu Ltd. (Japan)	4,520
90,200	Kubota Corp. (Japan)	1,011
9,700	Makita Corp. (Japan)	300
2,200	Nitto Kohki Co. Ltd. (Japan)	28
371	Palfinger AG (Austria)	15
2,500	Rheon Automatic Machinery Co. Ltd. (Japan)	23
15,932	Schindler Holding AG (Switzerland)	5,762
6,300	SMC Corp. (Japan)	2,192
4,700	Sodick Co. Ltd. (Japan)	28
252,204	Wartsila OYJ Abp (Finland)	6,968

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
52,300	Yangzijiang Shipbuilding Holdings Ltd. (China)	$102
		23,495
MARINE TRANSPORTATION—1.2%
2,657	AP Moller - Maersk AS Class B (Denmark)	5,247
2,695	Costamare Bulkers Holdings Ltd. (Monaco)*	24
35,384	Costamare, Inc. (Monaco)	357
1,641	Euroseas Ltd. (Greece)	85
31,000	Orient Overseas International Ltd. (Hong Kong)	558
341,700	Samudera Shipping Line Ltd. (Singapore)	273
236,000	SITC International Holdings Co. Ltd. (China)	763
		7,307
MEDIA—0.1%
6,846	Criteo SA ADR (France)*,1	167
741	KT Millie Seojae Co. Ltd. (South Korea)*	8
12,224	LG HelloVision Co. Ltd. (South Korea)*	26
19,135	Next 15 Group PLC (United Kingdom)	71
3,908	Nexxen International Ltd. (Israel)*	40
588	NZME Ltd. (New Zealand)	—
158,443	Pico Far East Holdings Ltd. (Hong Kong)	52
33,805	PRT Co. Ltd. (Australia)*	— [x]
		364
METALS & MINING—1.7%
40,700	Amerigo Resources Ltd. (Canada)	63
4,237	Anglogold Ashanti PLC (United Kingdom)	196
148,760	BlueScope Steel Ltd. (Australia)	2,255
11,720	Centerra Gold, Inc. (Canada)	80
18,750	Central Asia Metals PLC (United Kingdom)	36
4,655	Dongkuk Holdings Co. Ltd. (South Korea)	28
29,478	ElvalHalcor SA (Greece)	85
33,645	Endeavour Mining PLC (Ivory Coast)	1,021
129,279	Fortuna Mining Corp. (Canada)*	834
67,511	Fresnillo PLC (Mexico)	1,245
18,378	Harmony Gold Mining Co. Ltd. ADR (South Africa)[1]	248
32,000	Hudbay Minerals, Inc. (Canada)	297
30,100	Jaguar Mining, Inc. (Canada)*	80
14,385	KG Chemical Corp. (South Korea)	47
15,931	KG Eco Solution Co. Ltd. (South Korea)	72
7,070	KGHM Polska Miedz SA (Poland)*	239
177,871	Macmahon Holdings Ltd. (Australia)	34
77,636	Northern Star Resources Ltd. (Australia)	771
35,973	Perenti Ltd. (Australia)	40
7,738	Sibanye Stillwater Ltd. ADR (South Africa)*,1	65
1,509,774	South32 Ltd. (Australia)	2,823
35,924	SSAB AB Class B (Sweden)	203
2,200	Topy Industries Ltd. (Japan)	38
88	Tree Island Steel Ltd. (Canada)	—
46,000	Volcan Cia Minera SAA Class B (Peru)*	3
		10,803
MULTI-UTILITIES—1.0%
131,343	A2A SpA (Italy)	320
1,589,073	Centrica PLC (United Kingdom)	3,454
102,968	Engie SA (France)	2,315
38,783	Hera SpA (Italy)	166
		6,255
OFFICE REITS—0.0%
11,863	Helical PLC (United Kingdom)	35
OIL, GAS & CONSUMABLE FUELS—2.4%
227,546	Adnoc Gas PLC (United Arab Emirates)	206
140,442	ADNOC Logistics & Services (United Arab Emirates)	178
5,622,600	Alamtri Resources Indonesia Tbk. PT (Indonesia)	630
270,500	Baramulti Suksessarana Tbk. PT (Indonesia)	64

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
322,100	ENEOS Holdings, Inc. (Japan)	$1,691
41,848	Hafnia Ltd. (Singapore)	230
507,155	Horizon Oil Ltd. (Australia)	67
129,200	Idemitsu Kosan Co. Ltd. (Japan)	831
224,722	ORLEN SA (Poland)	5,004
700	Paramount Resources Ltd. Class A (Canada)	11
512,000	Petron Corp. (Philippines)	22
87,400	Petronas Dagangan Bhd. (Malaysia)	441
96,500	Petroreconcavo SA (Brazil)	231
718,500	PTT Exploration & Production PCL NVDR (Thailand)[1]	2,766
902,452	Resource Alam Indonesia Tbk. PT (Indonesia)	18
33,735	Shell PLC (United States)	1,212
392,700	Thai Oil PCL NVDR (Thailand)[1]	413
38,775	Tsakos Energy Navigation Ltd. (Greece)	748
112,800	Ultrapar Participacoes SA (Brazil)	346
		15,109
PASSENGER AIRLINES—1.2%
95,602	Air New Zealand Ltd. (New Zealand)	33
312,725	International Consolidated Airlines Group SA (United Kingdom)	1,562
500,053	Qantas Airways Ltd. (Australia)	3,468
34,876	Ryanair Holdings PLC ADR (Italy)[1]	2,172
		7,235
PERSONAL CARE PRODUCTS—0.5%
25,855	Beiersdorf AG (Germany)	3,213
PHARMACEUTICALS—11.2%
87,200	Astellas Pharma, Inc. (Japan)	904
119,775	AstraZeneca PLC ADR (United Kingdom)[1]	8,754
59,798	Bayer AG (Germany)	1,860
115,300	Daiichi Sankyo Co. Ltd. (Japan)	2,829
97,200	Eisai Co. Ltd. (Japan)	2,726
169,755	GSK PLC ADR (United States)[1]	6,306
82,444	Haleon PLC ADR (United States)[1]	777
22,942	Hikma Pharmaceuticals PLC (Jordan)	593
726	Ipsen SA (France)	86
15,100	Knight Therapeutics, Inc. (Canada)*	66
31,700	Nippon Shinyaku Co. Ltd. (Japan)	683
177,864	Novartis AG (United States)	20,256
23,712	Novo Nordisk AS ADR (Denmark)[1]	1,116
101,000	Ono Pharmaceutical Co. Ltd. (Japan)	1,129
79	Orion OYJ Class A (Finland)	6
4,505	Orion OYJ Class B (Finland)	361
8,492	Richter Gedeon Nyrt (Hungary)	255
65,500	Roche Holding AG (United States)	20,441
6,026	Sandoz Group AG (Switzerland)	345
30,600	Santen Pharmaceutical Co. Ltd. (Japan)	338
5,600	Seikagaku Corp. (Japan)	24
26,300	Shionogi & Co. Ltd. (Japan)	440
383	Vetoquinol SA (France)	34
		70,329
PROFESSIONAL SERVICES—3.7%
1,600	Career Design Center Co. Ltd. (Japan)	21
21,364	Computershare Ltd. (Australia)	575
90,556	Experian PLC (United Kingdom)	4,771
4,400	JAC Recruitment Co. Ltd. (Japan)	31
989	Pagegroup PLC (United Kingdom)	3
96,300	Recruit Holdings Co. Ltd. (Japan)	5,714
19,258	RELX PLC (United Kingdom)	1,001
4,200	Space Co. Ltd. (Japan)	33
72,679	Wolters Kluwer NV (Netherlands)	11,320
		23,469
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
151,515	Aldar Properties PJSC (United Arab Emirates)	391

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—Continued
8,839	Cedar Woods Properties Ltd. (Australia)	$42
47,773	Emaar Development PJSC (United Arab Emirates)	195
79,335	Emaar Properties PJSC (United Arab Emirates)	329
116,681	Ever Reach Group Holdings Co. Ltd. (China)*	— [x]
688,400	LBS Bina Group Bhd. (Malaysia)	75
1,077	Melcor Developments Ltd. (Canada)	11
460,000	Midland Holdings Ltd. (Hong Kong)*	103
12,963	Modern Land China Co. Ltd. (China)*	— [x]
2,400	Propnex Ltd. (Singapore)	3
8,276	Servcorp Ltd. (Australia)	31
5,025	SK D&D Co. Ltd. (South Korea)	35
		1,215
RETAIL REITS—0.6%
98,539	Klepierre SA (France)	3,761
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.3%
6,600	Advantest Corp. (Japan)	439
16,102	ARM Holdings PLC ADR (United States)*,1	2,276
5,871	ASML Holding NV New York Registry Shares (Netherlands)	4,079
5,723	ChipMOS Technologies, Inc. ADR (Taiwan)[1]	97
46,174	Himax Technologies, Inc. ADR (Taiwan)[1]	409
12,200	Lasertec Corp. (Japan)	1,229
74,400	Renesas Electronics Corp. (Japan)	905
3,600	SCREEN Holdings Co. Ltd. (Japan)	281
18,455	Silicon Motion Technology Corp. ADR (Taiwan)[1]	1,413
134,179	STMicroelectronics NV NY Registry Shares (Singapore)	3,412
4,688	Systems Technology, Inc. (South Korea)	64
37,200	Tokyo Electron Ltd. (Japan)	5,914
3,214	VM, Inc. (South Korea)*	25
		20,543
SOFTWARE—3.4%
2,893	Accesso Technology Group PLC (United Kingdom)*	17
1,300	Alpha Systems, Inc. (Japan)	31
120,100	Autocount Dotcom Bhd. (Malaysia)	31
19,803	Bravura Solutions Ltd. (Australia)	27
17,261	Check Point Software Technologies Ltd. (Israel)*	3,214
36,931	Dassault Systemes SE (France)	1,213
29,995	dotdigital group PLC (United Kingdom)	29
33,700	Enghouse Systems Ltd. (Canada)	558
5,400	ISB Corp. (Japan)	54
5,168	Nice Ltd. ADR (Israel)*,1	806
4,100	PCA Corp. (Japan)	51
5,956	RADCOM Ltd. (Israel)*	81
28,630	Sage Group PLC (United Kingdom)	460
45,990	SAP SE (Germany)	13,151
2,202	Shoper SA (Poland)	28
1,800	Soliton Systems KK (Japan)	16
5,737	Text SA (Poland)	89
22,600	Trend Micro, Inc. (Japan)	1,378
1,400	WingArc1st, Inc. (Japan)	34
		21,268
SPECIALTY RETAIL—1.0%
3,508	Avolta AG (Switzerland)	182
14,567	DFS Furniture PLC (United Kingdom)*	31
14,200	Fast Retailing Co. Ltd. (Japan)	4,331
4,420	LOTTE Himart Co. Ltd. (South Korea)	29
6,986	Naturhouse Health SAU (Spain)	15
13,600	Pop Mart International Group Ltd. (China)[2]	424
56,500	USS Co. Ltd. (Japan)	614
33,089	Zalando SE (Germany)*,2	965
		6,591

COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.8%
33,300	Brother Industries Ltd. (Japan)	$566
34,614	Logitech International SA (Switzerland)	3,210
92,000	Ricoh Co. Ltd. (Japan)	807
13,100	Seiko Epson Corp. (Japan)	166
4,000	Toshiba TEC Corp. (Japan)	80
6,000	Wacom Co. Ltd. (Japan)	26
		4,855
TEXTILES, APPAREL & LUXURY GOODS—1.3%
27,466	adidas AG (Germany)	5,250
6,452	Nature Holdings Co. Ltd. (South Korea)	54
17,786	Pandora AS (Denmark)	2,936
121,200	Poh Kong Holdings Bhd. (Malaysia)	28
		8,268
TRADING COMPANIES & DISTRIBUTORS—0.4%
11,005	AJ Networks Co. Ltd. (South Korea)	34
1,600	Nanyo Corp. (Japan)	14
152,987	New Times Corp. Ltd. (Hong Kong)*	1
900	Nice Corp. (Japan)	11
2,300	Parker Corp. (Japan)	15
34,095	Rexel SA (France)	1,031
8,200	Speedy Hire PLC (United Kingdom)	3
45,000	Sumitomo Corp. (Japan)	1,150
		2,259
TRANSPORTATION INFRASTRUCTURE—0.5%
105,296	Aena SME SA (Spain)[2]	2,836
74,000	Qilu Expressway Co. Ltd. (China)	19
		2,855
WIRELESS TELECOMMUNICATION SERVICES—0.1%
37,369	Tele2 AB Class B (Sweden)	578
TOTAL COMMON STOCKS (Cost $524,357)		592,928

EXCHANGE-TRADED FUNDS—0.9%

(Cost $5,737)
CAPITAL MARKETS—0.9%
67,792	iShares MSCI EAFE ETF (United States)	5,933

PREFERRED STOCKS—0.1%

HOUSEHOLD DURABLES—0.0%
450	Einhell Germany AG (Germany)	38
MACHINERY—0.1%
173	KSB SE & Co. KGaA (Germany)	185
TEXTILES, APPAREL & LUXURY GOODS—0.0%
38,100	Alpargatas SA (Brazil)	58
TOTAL PREFERRED STOCKS (Cost $132)		281
TOTAL INVESTMENTS—95.3% (Cost $530,226)		599,142
CASH AND OTHER ASSETS, LESS LIABILITIES—4.7%		29,494
TOTAL NET ASSETS—100%		$628,636

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2025 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$313	$1,606	$—	$1,919
Europe	32,302	285,041	—	317,343
Latin America	1,506	2,604	—	4,110
Middle East/Central Asia	9,636	10,591	—	20,227
North America	20,635	42,441	—	63,076
Pacific Basin	14,333	171,920	—	186,253
Exchange-Traded Funds
North America	5,933	—	—	5,933
Preferred Stocks
Europe	—	223	—	223
Latin America	58	—	—	58
Total Investments in Securities	$84,716	$514,426	$—	$599,142
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2025. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2024 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2025 (000s)	Unrealized Gain/(Loss) as of 07/31/2025 (000s)
Common Stock	$—	$—	$2	$—	$2	$—	$—	$—	$—	$(27)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2025 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Ever Reach Group Holdings Co. Ltd. (China)*	$—	Market Approach	Estimated Recovery Value	HKD 0.00
Jaya Bersama Indo Tbk. PT (Indonesia)*.	—	Market Approach	Estimated Recovery Value	IDR 0.00
Modern Land China Co. Ltd. (China)*	—	Market Approach	Estimated Recovery Value	HKD 0.00
$—

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2025, the aggregate value of these securities was $17,786 or 3% of net assets.
HKD
Hong Kong Dollar
IDR
Indonesian Rupiah
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Small Cap Fund
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.6%
Shares		Value
AIR FREIGHT & LOGISTICS—1.7%
146,978	Nippon Express Holdings, Inc. (Japan)	$3,229
BANKS—1.7%
641,624	Kyushu Financial Group, Inc. (Japan)	3,277
BEVERAGES—1.7%
1,358,403	C&C Group PLC (Ireland)	3,174
BUILDING PRODUCTS—1.6%
575,199	Genuit Group PLC (United Kingdom)	2,954
CAPITAL MARKETS—1.9%
883,756	TP ICAP Group PLC (United Kingdom)	3,568
CHEMICALS—6.9%
141,451	Corbion NV (Netherlands)	2,685
111,655	Kansai Paint Co. Ltd. (Japan)	1,581
145,028	NOF Corp. (Japan)	2,887
205,476	Tosoh Corp. (Japan)	3,093
291,950	Victrex PLC (United Kingdom)	2,643
		12,889
COMMERCIAL SERVICES & SUPPLIES—3.6%
114,686	ISS AS (Denmark)	3,297
1,285,463	Serco Group PLC (United Kingdom)	3,542
		6,839
CONSTRUCTION & ENGINEERING—1.7%
155,897	Raito Kogyo Co. Ltd. (Japan)	3,221
CONSTRUCTION MATERIALS—1.6%
89,026	Wienerberger AG (Austria)	2,984
CONSUMER FINANCE—2.9%
315,700	AEON Financial Service Co. Ltd. (Japan)	2,839
23,310	Cembra Money Bank AG (Switzerland)	2,616
		5,455
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.9%
172,025	Qol Holdings Co. Ltd. (Japan)	2,302
155,375	San-A Co. Ltd. (Japan)	3,096
		5,398
CONTAINERS & PACKAGING—4.9%
161,611	Fuji Seal International, Inc. (Japan)	2,969
92,896	Huhtamaki OYJ (Finland)	3,198
184,768	SIG Group AG (Switzerland)	2,989
		9,156
DISTRIBUTORS—3.4%
343,264	Inchcape PLC (United Kingdom)	3,177
115,800	PALTAC Corp. (Japan)	3,314
		6,491
ELECTRICAL EQUIPMENT—0.6%
8,769	Huber & Suhner AG (Switzerland)	1,171
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—8.1%
250,409	Anritsu Corp. (Japan)	2,699
216,453	Hamamatsu Photonics KK (Japan)	2,642
43,707	Landis & Gyr Group AG (Switzerland)	3,569
249,103	Optex Group Co. Ltd. (Japan)	2,809
345,178	Venture Corp. Ltd. (Singapore)	3,424
		15,143
FOOD PRODUCTS—4.9%
68,039	Ariake Japan Co. Ltd. (Japan)	3,014

COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
32,484	Aryzta AG (Switzerland)*	$3,049
220,626	Glanbia PLC (Ireland)	3,205
		9,268
GAS UTILITIES—1.2%
74,530	Rubis SCA (France)	2,360
GROUND TRANSPORTATION—1.6%
678,402	Zigup PLC (United Kingdom)	3,003
HEALTH CARE EQUIPMENT & SUPPLIES—4.9%
154,955	Ansell Ltd. (Australia)	2,966
846,016	Arjo AB Class B (Sweden)	2,948
251,605	Nakanishi, Inc. (Japan)	3,239
		9,153
HEALTH CARE PROVIDERS & SERVICES—3.3%
116,790	Fagron (Belgium)	2,888
187,875	Sonic Healthcare Ltd. (Australia)	3,317
		6,205
HOTELS, RESTAURANTS & LEISURE—1.4%
207,944	Resorttrust, Inc. (Japan)	2,576
INSURANCE—3.0%
47,394	ASR Nederland NV (Netherlands)	3,148
129,935	Coface SA (France)	2,416
		5,564
IT SERVICES—1.7%
184,529	TietoEVRY OYJ (Finland)	3,176
LEISURE PRODUCTS—1.4%
162,891	Spin Master Corp. (Canada)[1]	2,680
MACHINERY—8.4%
84,356	Aalberts NV (Netherlands)	2,696
56,407	Construcciones y Auxiliar de Ferrocarriles SA (Spain)	3,416
200,139	METAWATER Co. Ltd. (Japan)	3,638
1,040,505	Morgan Advanced Materials PLC (United Kingdom)	3,184
156,915	Norma Group SE (Germany)	2,793
		15,727
MARINE TRANSPORTATION—1.6%
65,980	Clarkson PLC (United Kingdom)	3,004
MEDIA—1.2%
57,843	RTL Group SA (Luxembourg)	2,280
METALS & MINING—2.2%
100,459	Aperam SA (Luxembourg)	2,955
28,644	Bekaert SA (Belgium)	1,180
		4,135
PERSONAL CARE PRODUCTS—1.4%
346,781	Ontex Group NV (Belgium)*	2,689
PROFESSIONAL SERVICES—3.0%
2,996,992	Hays PLC (United Kingdom)	2,519
188,692	Tinexta SpA (Italy)	3,116
		5,635
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.1%
404,578	ASMPT Ltd. (Hong Kong)	3,423
331,757	X-Fab Silicon Foundries SE (Belgium)*,1	2,413
		5,836

⬤

Harbor International Small Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—2.9%
207,806	Computer Engineering & Consulting Ltd. (Japan)	$3,075
382,498	TomTom NV (Netherlands)*	2,303
		5,378
TEXTILES, APPAREL & LUXURY GOODS—1.8%
3,427,699	Coats Group PLC (United Kingdom)	3,343
TRADING COMPANIES & DISTRIBUTORS—3.4%
389,508	BOC Aviation Ltd. (China)[1]	3,539
380,692	RS Group PLC (United Kingdom)	2,801
		6,340
TOTAL COMMON STOCKS (Cost $163,655)		183,301
TOTAL INVESTMENTS—97.6% (Cost $163,655)		183,301
CASH AND OTHER ASSETS, LESS LIABILITIES—2.4%		4,544
TOTAL NET ASSETS—100%		$187,845

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2025 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$108,450	$—	$108,450
North America	2,680	—	—	2,680
Pacific Basin	—	72,171	—	72,171
Total Investments in Securities	$2,680	$180,621	$—	$183,301
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2025, the aggregate value of these securities was $8,632 or 5% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.8%
Shares		Value
AEROSPACE & DEFENSE—2.2%
93,700	General Dynamics Corp.	$29,198
BANKS—10.1%
183,596	Commerce Bancshares, Inc.	11,236
173,100	Cullen/Frost Bankers, Inc.	22,055
2,046,100	Mitsubishi UFJ Financial Group, Inc. ADR (Japan)[1]	28,441
147,400	PNC Financial Services Group, Inc.	28,046
656,600	U.S. Bancorp	29,521
220,782	Wells Fargo & Co.	17,801
		137,100
BEVERAGES—3.2%
422,800	Coca-Cola Co.	28,704
86,500	Constellation Brands, Inc. Class A	14,449
		43,153
BIOTECHNOLOGY—2.3%
106,700	Amgen, Inc.	31,487
CAPITAL MARKETS—5.3%
77,000	Ameriprise Financial, Inc.	39,900
184,700	Blackstone, Inc.	31,946
		71,846
CHEMICALS—10.2%
95,600	Air Products & Chemicals, Inc.	27,521
662,900	Corteva, Inc.	47,815
128,800	Ecolab, Inc.	33,715
255,000	RPM International, Inc.	29,940
		138,991
CONSTRUCTION MATERIALS—2.8%
66,700	Martin Marietta Materials, Inc.	38,344
CONSUMER FINANCE—3.6%
229,900	Capital One Financial Corp.	49,428
DIVERSIFIED TELECOMMUNICATION SERVICES—2.1%
675,200	Verizon Communications, Inc.	28,872
ELECTRIC UTILITIES—2.1%
389,600	Xcel Energy, Inc.	28,612
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.3%
56,800	Teledyne Technologies, Inc. *	31,298
GAS UTILITIES—2.6%
228,400	Atmos Energy Corp.	35,612
GROUND TRANSPORTATION—2.3%
351,400	Uber Technologies, Inc. *	30,835
HEALTH CARE EQUIPMENT & SUPPLIES—3.5%
302,700	Alcon AG	26,501
224,900	Medtronic PLC	20,295
		46,796
HOUSEHOLD DURABLES—5.1%
283,700	Lennar Corp. Class A	31,825
7,126	Lennar Corp. Class B	764

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
1,522,800	Sony Group Corp. ADR (Japan)[1]	$37,035
		69,624
HOUSEHOLD PRODUCTS—1.8%
161,600	Procter & Gamble Co.	24,316
INSURANCE—2.2%
375,900	American International Group, Inc.	29,181
INTERACTIVE MEDIA & SERVICES—2.5%
179,200	Alphabet, Inc. Class C	34,561
LIFE SCIENCES TOOLS & SERVICES—1.8%
126,300	Danaher Corp.	24,901
MACHINERY—6.6%
169,300	Oshkosh Corp.	21,422
92,200	Parker-Hannifin Corp.	67,481
		88,903
OIL, GAS & CONSUMABLE FUELS—3.6%
997,100	Coterra Energy, Inc.	24,319
416,500	TotalEnergies SE ADR (France)[1]	24,803
		49,122
PHARMACEUTICALS—1.5%
252,800	Merck & Co., Inc.	19,749
RESIDENTIAL REITS—1.3%
302,700	Equity LifeStyle Properties, Inc.	18,138
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.3%
412,700	Microchip Technology, Inc.	27,895
209,800	QUALCOMM, Inc.	30,790
		58,685
SOFTWARE—9.5%
74,400	Adobe, Inc. *	26,612
114,300	Microsoft Corp.	60,979
64,300	Synopsys, Inc. *	40,732
		128,323
SPECIALTY RETAIL—1.9%
113,200	Lowe’s Cos., Inc.	25,308
WATER UTILITIES—2.1%
202,100	American Water Works Co., Inc.	28,342
TOTAL COMMON STOCKS (Cost $792,885)		1,340,725
TOTAL INVESTMENTS—98.8% (Cost $792,885)		1,340,725
CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		15,906
TOTAL NET ASSETS—100%		$1,356,631

⬤

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Mid Cap Fund
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.3%
Shares		Value
AEROSPACE & DEFENSE—6.1%
8,153	General Dynamics Corp.	$2,540
49,741	Hexcel Corp.	2,980
17,916	Woodward, Inc.	4,606
		10,126
BANKS—3.3%
26,583	East West Bancorp, Inc.	2,665
22,096	Wintrust Financial Corp.	2,828
		5,493
BUILDING PRODUCTS—2.3%
55,839	Masco Corp.	3,804
CAPITAL MARKETS—9.9%
16,032	Houlihan Lokey, Inc.	3,057
24,836	Intercontinental Exchange, Inc.	4,590
27,508	Raymond James Financial, Inc.	4,597
37,203	Stifel Financial Corp.	4,246
		16,490
CHEMICALS—3.7%
19,937	Albemarle Corp.	1,353
24,733	Eastman Chemical Co.	1,796
48,988	Scotts Miracle-Gro Co.	3,069
		6,218
COMMERCIAL SERVICES & SUPPLIES—2.5%
18,259	Republic Services, Inc.	4,211
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.4%
28,707	Sysco Corp.	2,285
CONTAINERS & PACKAGING—2.2%
11,716	Packaging Corp. of America	2,270
48,303	Sealed Air Corp.	1,414
		3,684
ELECTRICAL EQUIPMENT—1.2%
66,596	Sensata Technologies Holding PLC	2,049
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.5%
21,308	Arrow Electronics, Inc. *	2,472
20,451	Keysight Technologies, Inc. *	3,352
		5,824
ENERGY EQUIPMENT & SERVICES—1.2%
40,732	Helmerich & Payne, Inc.	660
38,070	Schlumberger NV	1,287
		1,947
FINANCIAL SERVICES—1.1%
23,911	Global Payments, Inc.	1,912
GROUND TRANSPORTATION—1.7%
78,689	CSX Corp.	2,797
HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
54,195	Dentsply Sirona, Inc.	776
HEALTH CARE PROVIDERS & SERVICES—4.2%
10,311	Cencora, Inc.	2,950
44,637	Centene Corp. *	1,163
11,304	Labcorp Holdings, Inc.	2,940
		7,053
HOTELS, RESTAURANTS & LEISURE—2.0%
17,060	Darden Restaurants, Inc.	3,440

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—2.1%
24,425	DR Horton, Inc.	$3,489
INDUSTRIAL REITS—1.1%
112,672	Americold Realty Trust, Inc.	1,812
INSURANCE—5.4%
9,660	Progressive Corp.	2,338
19,012	Reinsurance Group of America, Inc.	3,659
12,401	RenaissanceRe Holdings Ltd. (Bermuda)	3,023
		9,020
IT SERVICES—1.4%
30,317	Akamai Technologies, Inc. *	2,313
LIFE SCIENCES TOOLS & SERVICES—6.8%
20,828	Agilent Technologies, Inc.	2,391
7,570	Bio-Rad Laboratories, Inc. Class A*	1,832
20,211	IQVIA Holdings, Inc. *	3,756
70,056	Qiagen NV	3,457
		11,436
MACHINERY—5.7%
8,667	Cummins, Inc.	3,186
17,402	Dover Corp.	3,152
9,866	Snap-on, Inc.	3,169
		9,507
MULTI-UTILITIES—1.9%
29,153	WEC Energy Group, Inc.	3,180
OFFICE REITS—1.4%
35,901	BXP, Inc.	2,349
OIL, GAS & CONSUMABLE FUELS—1.9%
94,482	Coterra Energy, Inc.	2,304
33,880	Murphy Oil Corp.	841
		3,145
PROFESSIONAL SERVICES—1.8%
12,538	Broadridge Financial Solutions, Inc.	3,103
REAL ESTATE MANAGEMENT & DEVELOPMENT—3.3%
35,285	CBRE Group, Inc. Class A*	5,495
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.7%
9,626	Applied Materials, Inc.	1,733
42,650	Entegris, Inc.	3,346
39,738	Skyworks Solutions, Inc.	2,724
		7,803
SOFTWARE—2.8%
7,538	Synopsys, Inc. *	4,775
SPECIALIZED REITS—1.3%
9,797	SBA Communications Corp.	2,202
SPECIALTY RETAIL—5.0%
18,875	Ross Stores, Inc.	2,577
17,539	TJX Cos., Inc.	2,184
7,125	Ulta Beauty, Inc. *	3,670
		8,431
TRADING COMPANIES & DISTRIBUTORS—3.9%
71,118	Air Lease Corp.	3,940

⬤

Harbor Mid Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
16,649	GATX Corp.	$2,542
		6,482
TOTAL COMMON STOCKS (Cost $137,500)		162,651
TOTAL INVESTMENTS—97.3% (Cost $137,500)		162,651
CASH AND OTHER ASSETS, LESS LIABILITIES—2.7%		4,484
TOTAL NET ASSETS—100%		$167,135

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.4%
Shares		Value
AEROSPACE & DEFENSE—2.1%
9,300	Huntington Ingalls Industries, Inc.	$2,593
61,100	Textron, Inc.	4,752
		7,345
AUTOMOBILE COMPONENTS—1.3%
49,100	BorgWarner, Inc.	1,807
68,900	Goodyear Tire & Rubber Co. *	708
13,700	Lear Corp.	1,292
15,700	Phinia, Inc.	796
		4,603
AUTOMOBILES—1.7%
74,100	General Motors Co.	3,953
78,300	Harley-Davidson, Inc.	1,905
		5,858
BANKS—4.6%
28,800	Bank of NT Butterfield & Son Ltd. (Bermuda)	1,311
83,200	Citizens Financial Group, Inc.	3,970
26,600	Fifth Third Bancorp	1,106
175,900	First Horizon Corp.	3,836
86,800	Regions Financial Corp.	2,199
22,700	Synovus Financial Corp.	1,072
45,500	Zions Bancorp NA	2,440
		15,934
BEVERAGES—0.9%
63,900	Molson Coors Beverage Co. Class B	3,113
BIOTECHNOLOGY—3.5%
8,200	Biogen, Inc. *	1,050
21,400	BioMarin Pharmaceutical, Inc. *	1,238
78,000	Exelixis, Inc. *	2,825
22,900	Halozyme Therapeutics, Inc. *	1,373
44,400	Incyte Corp. *	3,325
8,800	United Therapeutics Corp. *	2,418
		12,229
BROADLINE RETAIL—1.7%
54,700	eBay, Inc.	5,019
82,300	Macy’s, Inc.	1,039
		6,058
BUILDING PRODUCTS—1.0%
13,700	Builders FirstSource, Inc. *	1,742
13,500	Owens Corning	1,882
		3,624
CAPITAL MARKETS—5.0%
5,300	Affiliated Managers Group, Inc.	1,112
2,300	Ameriprise Financial, Inc.	1,192
56,400	Bank of New York Mellon Corp.	5,722
69,300	Federated Hermes, Inc.	3,435
54,560	State Street Corp.	6,097
		17,558
CHEMICALS—1.8%
19,500	Eastman Chemical Co.	1,416
43,600	Koppers Holdings, Inc.	1,433
4,200	NewMarket Corp.	2,885
43,200	Orion SA (Germany)	419
		6,153
COMMERCIAL SERVICES & SUPPLIES—0.9%
33,500	ABM Industries, Inc.	1,545

COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
18,200	Brink’s Co.	$1,590
		3,135
CONSUMER FINANCE—2.4%
88,200	Ally Financial, Inc.	3,338
133,400	Navient Corp.	1,726
46,400	Synchrony Financial	3,233
		8,297
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.1%
95,300	Albertsons Cos., Inc. Class A	1,832
79,200	Kroger Co.	5,552
		7,384
CONTAINERS & PACKAGING—0.6%
46,000	Sonoco Products Co.	2,073
DIVERSIFIED CONSUMER SERVICES—1.1%
153,700	ADT, Inc.	1,283
8,700	Adtalem Global Education, Inc. *	994
29,400	H&R Block, Inc.	1,598
		3,875
DIVERSIFIED REITS—0.8%
62,318	American Assets Trust, Inc.	1,186
92,500	Broadstone Net Lease, Inc.	1,502
		2,688
ELECTRIC UTILITIES—1.3%
26,230	Eversource Energy	1,734
9,400	NRG Energy, Inc.	1,572
15,500	Otter Tail Corp.	1,196
		4,502
ELECTRICAL EQUIPMENT—0.4%
20,200	Atkore, Inc.	1,556
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.9%
23,300	Arrow Electronics, Inc. *	2,703
24,200	Avnet, Inc.	1,281
54,400	Flex Ltd. *	2,713
8,900	Jabil, Inc.	1,986
16,900	Sanmina Corp. *	1,961
19,300	TD SYNNEX Corp.	2,787
		13,431
ENERGY EQUIPMENT & SERVICES—0.6%
99,400	Halliburton Co.	2,227
ENTERTAINMENT—0.9%
20,300	Electronic Arts, Inc.	3,096
FINANCIAL SERVICES—3.3%
51,588	Banco Latinoamericano de Comercio Exterior SA (Panama)	2,062
79,000	Corebridge Financial, Inc.	2,809
105,300	MGIC Investment Corp.	2,727
77,000	Radian Group, Inc.	2,511
169,700	Western Union Co.	1,366
		11,475
FOOD PRODUCTS—4.9%
37,700	Archer-Daniels-Midland Co.	2,043
22,800	Bunge Global SA	1,818
25,000	Campbell’s Co.	798
49,800	Conagra Brands, Inc.	909
29,600	Fresh Del Monte Produce, Inc.	1,113

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
34,200	General Mills, Inc.	$1,675
23,800	Ingredion, Inc.	3,131
17,100	J.M. Smucker Co.	1,835
84,600	Kraft Heinz Co.	2,323
59,200	WK Kellogg Co.	1,365
		17,010
GAS UTILITIES—1.5%
20,300	National Fuel Gas Co.	1,762
92,700	UGI Corp.	3,354
		5,116
GROUND TRANSPORTATION—1.0%
20,000	Ryder System, Inc.	3,554
HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
51,500	Baxter International, Inc.	1,121
HEALTH CARE PROVIDERS & SERVICES—2.3%
12,100	Cardinal Health, Inc.	1,878
44,900	Centene Corp. *	1,171
11,500	DaVita, Inc. *	1,614
92,500	Premier, Inc. Class A	1,987
8,200	Universal Health Services, Inc. Class B	1,365
		8,015
HEALTH CARE REITS—1.3%
75,000	Healthpeak Properties, Inc.	1,271
30,000	Omega Healthcare Investors, Inc.	1,167
121,100	Sabra Health Care REIT, Inc.	2,183
		4,621
HOTEL & RESORT REITS—0.8%
121,000	Host Hotels & Resorts, Inc.	1,902
65,800	Park Hotels & Resorts, Inc.	702
102,411	Service Properties Trust	269
		2,873
HOTELS, RESTAURANTS & LEISURE—1.1%
77,800	Bloomin' Brands, Inc.	709
9,700	Expedia Group, Inc.	1,748
37,700	MGM Resorts International *	1,374
		3,831
HOUSEHOLD DURABLES—3.8%
35,000	Ethan Allen Interiors, Inc.	1,042
16,100	KB Home	890
22,800	Meritage Homes Corp.	1,535
41,100	PulteGroup, Inc.	4,641
34,500	Toll Brothers, Inc.	4,083
13,300	Whirlpool Corp.	1,105
		13,296
HOUSEHOLD PRODUCTS—0.3%
40,600	Energizer Holdings, Inc.	914
INDUSTRIAL REITS—0.2%
13,100	Innovative Industrial Properties, Inc.	677
INSURANCE—6.2%
6,300	American Financial Group, Inc.	787
45,280	American International Group, Inc.	3,515
45,100	CNO Financial Group, Inc.	1,662
33,800	Employers Holdings, Inc.	1,395
49,200	Fidelis Insurance Holdings Ltd. (United Kingdom)	743
44,100	Hartford Insurance Group, Inc.	5,486
25,800	Lincoln National Corp.	983

COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
110,100	Old Republic International Corp.	$3,982
20,900	Universal Insurance Holdings, Inc.	494
37,000	Unum Group	2,657
		21,704
INTERACTIVE MEDIA & SERVICES—0.8%
50,000	Match Group, Inc.	1,713
36,100	Yelp, Inc. *	1,243
		2,956
IT SERVICES—0.9%
23,200	Amdocs Ltd.	1,980
73,300	DXC Technology Co. *	998
		2,978
LEISURE PRODUCTS—0.3%
64,100	Mattel, Inc. *	1,090
MACHINERY—6.1%
10,200	AGCO Corp.	1,203
41,900	Allison Transmission Holdings, Inc.	3,774
239,900	CNH Industrial NV	3,109
10,400	Cummins, Inc.	3,823
65,235	Gates Industrial Corp. PLC *	1,618
31,950	Mueller Industries, Inc.	2,728
22,600	Oshkosh Corp.	2,860
4,500	Snap-on, Inc.	1,445
77,500	Titan International, Inc. *	656
		21,216
MEDIA—2.7%
86,200	Fox Corp. Class A	4,806
13,100	Nexstar Media Group, Inc.	2,451
42,600	Sirius XM Holdings, Inc.	900
78,300	TEGNA, Inc.	1,308
		9,465
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.3%
53,000	Annaly Capital Management, Inc.	1,078
OFFICE REITS—1.5%
99,400	Brandywine Realty Trust	398
78,500	Cousins Properties, Inc.	2,127
57,700	Highwoods Properties, Inc.	1,674
138,248	Piedmont Realty Trust, Inc.	1,045
		5,244
OIL, GAS & CONSUMABLE FUELS—4.9%
91,300	APA Corp.	1,761
5,700	Chord Energy Corp.	629
71,000	Civitas Resources, Inc.	2,155
33,200	Devon Energy Corp.	1,103
132,800	DHT Holdings, Inc.	1,473
34,700	HF Sinclair Corp.	1,525
14,100	Marathon Petroleum Corp.	2,399
50,740	Matador Resources Co.	2,531
8,300	Phillips 66	1,026
25,900	Scorpio Tankers, Inc. (Monaco)	1,171
10,700	Valero Energy Corp.	1,469
		17,242
PAPER & FOREST PRODUCTS—0.3%
12,654	Magnera Corp. *	157
20,900	Sylvamo Corp.	963
		1,120

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PASSENGER AIRLINES—1.5%
43,300	Delta Air Lines, Inc.	$2,304
31,500	United Airlines Holdings, Inc. *	2,782
		5,086
PERSONAL CARE PRODUCTS—0.3%
115,300	Herbalife Ltd. *	1,061
PHARMACEUTICALS—2.0%
40,400	Harmony Biosciences Holdings, Inc. *	1,421
29,400	Jazz Pharmaceuticals PLC *	3,370
104,900	Organon & Co.	1,018
142,800	Viatris, Inc.	1,248
		7,057
PROFESSIONAL SERVICES—2.4%
26,400	CSG Systems International, Inc.	1,649
29,900	Genpact Ltd.	1,317
27,500	ManpowerGroup, Inc.	1,134
14,760	Science Applications International Corp.	1,645
22,400	SS&C Technologies Holdings, Inc.	1,915
65,200	Upwork, Inc. *	780
		8,440
RETAIL REITS—0.8%
39,100	Brixmor Property Group, Inc.	1,022
72,500	Kite Realty Group Trust	1,593
		2,615
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.4%
12,900	ACM Research, Inc. Class A*	392
50,000	Amkor Technology, Inc.	1,128
24,000	Cirrus Logic, Inc. *	2,417
45,900	Photronics, Inc. *	934
		4,871
SOFTWARE—2.1%
108,800	Dropbox, Inc. Class A*	2,956

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
81,100	Gen Digital, Inc.	$2,392
27,000	Zoom Communications, Inc. *	1,999
		7,347
SPECIALIZED REITS—0.5%
33,000	EPR Properties	1,816
SPECIALTY RETAIL—2.5%
7,200	AutoNation, Inc. *	1,387
16,400	Best Buy Co., Inc.	1,067
5,700	Dick’s Sporting Goods, Inc.	1,206
75,800	Gap, Inc.	1,475
2,600	Group 1 Automotive, Inc.	1,071
36,200	ODP Corp. *	646
11,200	Penske Automotive Group, Inc.	1,875
		8,727
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.0%
147,900	HP, Inc.	3,668
25,100	Sandisk Corp. *	1,077
28,200	Western Digital Corp.	2,219
		6,964
TEXTILES, APPAREL & LUXURY GOODS—0.5%
28,100	G-III Apparel Group Ltd. *	663
12,350	PVH Corp.	907
		1,570
TOTAL COMMON STOCKS (Cost $296,126)		346,889
TOTAL INVESTMENTS—99.4% (Cost $296,126)		346,889
CASH AND OTHER ASSETS, LESS LIABILITIES—0.6%		1,926
TOTAL NET ASSETS—100%		$348,815

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.1%
Shares		Value
AEROSPACE & DEFENSE—2.3%
435,621	Karman Holdings, Inc. *	$22,522
525,610	Rocket Lab Corp. *	24,136
		46,658
BANKS—2.1%
204,040	East West Bancorp, Inc.	20,455
161,730	Wintrust Financial Corp.	20,698
		41,153
BIOTECHNOLOGY—14.9%
1,358,293	89bio, Inc. *	12,904
535,777	Ascendis Pharma AS ADR (Denmark)*,1	92,957
970,000	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	8,264
320,350	Insmed, Inc. *	34,367
336,520	Legend Biotech Corp. ADR*,1	13,148
434,980	Merus NV (Netherlands)*	28,813
321,779	MoonLake Immunotherapeutics *	16,231
393,500	Revolution Medicines, Inc. *	14,666
217,081	Rhythm Pharmaceuticals, Inc. *	18,502
327,500	Soleno Therapeutics, Inc. *	28,319
676,981	Vaxcyte, Inc. *	22,983
253,589	Xenon Pharmaceuticals, Inc. (Canada)*	7,745
		298,899
CAPITAL MARKETS—1.5%
159,170	Houlihan Lokey, Inc.	30,347
CHEMICALS—0.9%
565,000	Avient Corp.	17,837
COMMERCIAL SERVICES & SUPPLIES—2.1%
376,254	Casella Waste Systems, Inc. Class A*	40,910
COMMUNICATIONS EQUIPMENT—0.8%
284,170	Calix, Inc. *	16,110
CONSTRUCTION & ENGINEERING—9.4%
176,050	Comfort Systems USA, Inc.	123,816
289,220	Fluor Corp. *	16,419
298,650	Primoris Services Corp.	28,124
648,229	WillScot Holdings Corp.	19,025
		187,384
CONSUMER FINANCE—0.5%
75,913	FirstCash Holdings, Inc.	10,118
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.7%
682,790	Maplebear, Inc. *	32,753
143,750	Sprouts Farmers Market, Inc. *	21,784
		54,537
DIVERSIFIED CONSUMER SERVICES—0.6%
86,870	Stride, Inc. *	11,139
ELECTRICAL EQUIPMENT—3.9%
303,950	Bloom Energy Corp. Class A*	11,365
591,470	NEXTracker, Inc. Class A*	34,459
206,305	Regal Rexnord Corp.	31,540
		77,364
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.9%
183,164	Badger Meter, Inc.	34,574
74,660	Fabrinet (Thailand)*	24,170
		58,744
FINANCIAL SERVICES—1.7%
328,070	Shift4 Payments, Inc. Class A*	33,791

COMMON STOCKS—Continued
Shares		Value
GROUND TRANSPORTATION—1.1%
72,148	Saia, Inc. *	$21,806
HEALTH CARE EQUIPMENT & SUPPLIES—5.6%
263,600	Glaukos Corp. *	22,694
130,624	iRhythm Technologies, Inc. *	18,311
348,293	Lantheus Holdings, Inc. *	24,795
176,827	Masimo Corp. *	27,194
393,430	PROCEPT BioRobotics Corp. *	19,085
		112,079
HEALTH CARE PROVIDERS & SERVICES—3.7%
242,127	GeneDx Holdings Corp. *	24,685
318,120	HealthEquity, Inc. *	30,857
617,917	Option Care Health, Inc. *	18,136
		73,678
HOTELS, RESTAURANTS & LEISURE—4.7%
302,482	Brinker International, Inc. *	47,671
1,817,097	Genius Sports Ltd. (United Kingdom)*	20,443
135,560	Texas Roadhouse, Inc.	25,096
		93,210
HOUSEHOLD DURABLES—1.4%
77,770	TopBuild Corp. *	28,808
INSURANCE—5.2%
460,272	Baldwin Insurance Group, Inc. *	16,956
562,212	Kemper Corp.	34,627
213,647	Palomar Holdings, Inc. *	28,306
94,261	Primerica, Inc.	25,039
		104,928
IT SERVICES—1.0%
529,884	Kyndryl Holdings, Inc. *	20,014
LIFE SCIENCES TOOLS & SERVICES—0.7%
60,559	Bio-Rad Laboratories, Inc. Class A*	14,652
MACHINERY—3.4%
273,444	ITT, Inc.	46,475
389,425	Mueller Water Products, Inc. Class A	9,642
62,270	SPX Technologies, Inc. *	11,357
		67,474
MEDIA—1.0%
1,094,140	NIQ Global Intelligence PLC *	20,176
OIL, GAS & CONSUMABLE FUELS—1.1%
789,300	Northern Oil & Gas, Inc.	22,227
PHARMACEUTICALS—0.6%
116,045	Verona Pharma PLC ADR (United Kingdom)*,1	12,195
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.9%
240,210	Credo Technology Group Holding Ltd. *	26,796
284,550	Lattice Semiconductor Corp. *	14,179
159,910	Onto Innovation, Inc. *	15,152
426,704	Rambus, Inc. *	31,546
607,482	Semtech Corp. *	31,042
		118,715
SOFTWARE—8.1%
648,189	Alkami Technology, Inc. *	14,448
898,074	Braze, Inc. Class A*	25,029
210,100	Commvault Systems, Inc. *	39,909
760,180	Dynatrace, Inc. *	39,993
457,700	Procore Technologies, Inc. *	32,785

⬤

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
784,530	Riot Platforms, Inc. *	$10,521
		162,685
SPECIALTY RETAIL—1.1%
228,510	Abercrombie & Fitch Co. Class A*	21,941
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.6%
309,250	IonQ, Inc. *	12,330
TEXTILES, APPAREL & LUXURY GOODS—1.6%
627,747	Birkenstock Holding PLC (Germany)*	31,444
TRADING COMPANIES & DISTRIBUTORS—4.0%
99,960	Applied Industrial Technologies, Inc.	27,139

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
382,188	FTAI Aviation Ltd.	$52,593
		79,732
TOTAL COMMON STOCKS (Cost $1,624,913)		1,943,085
TOTAL INVESTMENTS—97.1% (Cost $1,624,913)		1,943,085
CASH AND OTHER ASSETS, LESS LIABILITIES—2.9%		57,704
TOTAL NET ASSETS—100%		$2,000,789

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—July 31, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.2%
Shares		Value
AEROSPACE & DEFENSE—6.2%
561,107	AAR Corp. *	$41,920
653,085	Hexcel Corp.	39,126
244,503	Moog, Inc. Class A	47,331
		128,377
BANKS—15.5%
998,346	Atlantic Union Bankshares Corp.	31,648
608,714	Enterprise Financial Services Corp.	33,595
930,865	First Merchants Corp.	35,485
87,139	Northeast Bank	8,642
500,097	SouthState Corp.	47,094
1,066,751	Trustmark Corp.	39,736
368,834	UMB Financial Corp.	40,568
1,102,802	United Bankshares, Inc.	39,171
1,414,323	United Community Banks, Inc.	43,137
		319,076
CAPITAL MARKETS—6.3%
429,844	Houlihan Lokey, Inc.	81,954
414,591	Stifel Financial Corp.	47,313
		129,267
CHEMICALS—3.9%
480,223	Cabot Corp.	34,662
731,196	Scotts Miracle-Gro Co.	45,817
		80,479
COMMERCIAL SERVICES & SUPPLIES—2.5%
472,366	Casella Waste Systems, Inc. Class A*	51,360
CONSTRUCTION & ENGINEERING—1.5%
404,423	Everus Construction Group, Inc. *	30,032
CONSUMER FINANCE—2.3%
353,119	FirstCash Holdings, Inc.	47,067
ELECTRICAL EQUIPMENT—1.6%
355,430	EnerSys	32,831
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—7.2%
353,119	Advanced Energy Industries, Inc.	49,055
722,414	CTS Corp.	28,311
136,811	Littelfuse, Inc.	35,206
274,545	Plexus Corp. *	35,005
		147,577
ENERGY EQUIPMENT & SERVICES—5.4%
944,731	Archrock, Inc.	22,069
1,277,512	Core Laboratories, Inc.	13,976
2,664,565	Expro Group Holdings NV *	28,724
818,089	Helmerich & Payne, Inc.	13,261
1,566,385	Oceaneering International, Inc. *	33,991
		112,021
FOOD PRODUCTS—1.8%
1,139,778	Darling Ingredients, Inc. *	36,906
GAS UTILITIES—1.7%
485,769	ONE Gas, Inc.	35,315
GROUND TRANSPORTATION—2.1%
239,881	Ryder System, Inc.	42,629
HEALTH CARE EQUIPMENT & SUPPLIES—3.1%
379,002	CONMED Corp.	19,386
420,600	Integer Holdings Corp. *	45,639
		65,025

COMMON STOCKS—Continued
Shares		Value
HOTEL & RESORT REITS—0.5%
984,480	Pebblebrook Hotel Trust	$9,874
HOTELS, RESTAURANTS & LEISURE—4.6%
868,930	Cheesecake Factory, Inc.	55,533
128,736	Cracker Barrel Old Country Store, Inc.	7,982
10,358,293	Sabre Corp. *	31,386
		94,901
HOUSEHOLD DURABLES—1.9%
235,259	Helen of Troy Ltd. *	5,171
515,350	Meritage Homes Corp.	34,704
		39,875
INDUSTRIAL REITS—1.6%
943,344	STAG Industrial, Inc.	32,385
INSURANCE—2.9%
435,852	Horace Mann Educators Corp.	18,537
214,460	Reinsurance Group of America, Inc.	41,273
		59,810
MACHINERY—9.8%
367,447	Albany International Corp. Class A	19,912
1,034,397	Flowserve Corp.	57,968
429,381	Franklin Electric Co., Inc.	40,340
322,614	SPX Technologies, Inc. *	58,842
322,152	Timken Co.	24,512
		201,574
OFFICE REITS—0.9%
673,883	COPT Defense Properties	18,384
PROFESSIONAL SERVICES—3.3%
715,019	Parsons Corp. *	53,055
234,334	TriNet Group, Inc.	15,890
		68,945
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.0%
1,605,672	Amkor Technology, Inc.	36,224
421,986	Diodes, Inc. *	20,833
162,694	Entegris, Inc.	12,765
1,184,149	FormFactor, Inc. *	33,642
		103,464
SOFTWARE—1.9%
1,214,191	Box, Inc. Class A*	38,976
SPECIALIZED REITS—1.2%
1,004,354	Four Corners Property Trust, Inc.	25,350
TEXTILES, APPAREL & LUXURY GOODS—1.3%
1,160,114	Wolverine World Wide, Inc.	26,195
TRADING COMPANIES & DISTRIBUTORS—2.2%
299,966	GATX Corp.	45,802
TOTAL COMMON STOCKS (Cost $1,288,907)		2,023,497
TOTAL INVESTMENTS—98.2% (Cost $1,288,907)		2,023,497
CASH AND OTHER ASSETS, LESS LIABILITIES—1.8%		36,804
TOTAL NET ASSETS—100%		$2,060,301

⬤

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

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Notes to Portfolios of Investments—July 31, 2025 (Unaudited)

NOTE 1—ORGANIZATIONAL MATTERS
Harbor Funds and Harbor Funds II (each a “Trust” and collectively, the “Trusts”) are registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as open-end management investment companies. As of July 31, 2025, each Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Advisor” or “Harbor Capital”) is the investment adviser for the Funds.
Harbor Funds
Harbor Capital Appreciation Fund
Harbor Convertible Securities Fund
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Diversified International All Cap Fund
Harbor International Fund
Harbor International Compounders Fund
Harbor International Core Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund
Harbor Funds II
Embark Commodity Strategy Fund (Consolidated)
Embark Small Cap Equity Fund

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Advisor to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, options, rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean (or average) of the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements

⬤

Notes to Portfolios of Investments—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Swap agreements (including over-the-counter (“OTC”) and centrally cleared swaps) generally derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. The value of swap agreements is generally determined by a pricing vendor using a series of techniques, including simulation pricing models, or by the counterparties to the OTC swap agreements, typically using its own proprietary models. The pricing models may use inputs such as issuer details, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. Swap agreements are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Advisor as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–Quoted prices in active markets for identical securities.
Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.

⬤

Notes to Portfolios of Investments—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual financial statements or semi-annual financial statements on the Harbor Capital’s website at harborcapital.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

⬤